    As filed with the Securities and Exchange Commission on August 10, 2007

                       Registration No. __________________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No.   [ ] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               THE MAINSTAY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)

                         Marguerite E.H. Morrison, Esq.
                               The MainStay Funds
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                 With copies to:

Bibb L. Strench, Esq.                                     Sander M. Bieber, Esq.
Sutherland Asbill & Brennan LLP                           Dechert LLP
1275 Pennsylvania Avenue, NW                              1775 I Street, NW
Washington, D.C. 20004                                    Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on September 10, 2007 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant: MainStay Common Stock Fund.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 MCMORGAN FUNDS

                         MCMORGAN EQUITY INVESTMENT FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                         SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

September [24], 2007

Dear Shareholder:

     We are inviting you to attend a special shareholder meeting (the "Special Meeting") of the McMorgan Equity Investment Fund (the "McMorgan Fund"), a series of McMorgan Funds, to be held at One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007. This package contains information about the proposal to be presented at the Special Meeting and includes materials you will need to provide your voting instructions.

     As a shareholder of the McMorgan Fund, you are being asked to consider and vote upon an Agreement and Plan of Reorganization that would govern the terms of the proposed reorganization of the McMorgan Fund into the MainStay Common Stock Fund (the "MainStay Fund"). If the proposed reorganization (the "Reorganization") is approved by the shareholders, you will become a shareholder of the MainStay Fund on the date that the Reorganization occurs. McMorgan Fund shareholders holding McMorgan Fund Class and Class Z shares will receive Class I shares of the MainStay Fund. A Proxy Statement/Prospectus that describes the Reorganization and compares the Funds is enclosed. To help you understand the proposal, we also are enclosing with this letter responses to commonly asked questions.

     The Mainstay Fund is a series of The Mainstay Funds, which are mutual funds that are affiliated with McMorgan Funds through the New York Life Insurance Company organization. This Reorganization is part of a larger effort to integrate and consolidate the operations of McMorgan Funds into the general investment management operations of New York Life Investment Management, LLC ("NYLIM") to eliminate redundancies, achieve certain operating efficiencies and to create a stronger, more cohesive family of funds.

     The McMorgan Fund and the MainStay Fund have compatible investment objectives and principal investment strategies. The McMorgan Fund is managed by McMorgan & Company LLC and sub-advised by NYLIM, which makes all of its portfolio investment decisions. The MainStay Fund is directly managed by NYLIM. Following the Reorganization, NYLIM will continue to be the portfolio manager for the shareholders who were formerly invested in the McMorgan Fund when they become shareholders of the MainStay Fund. Therefore, the Reorganization will maintain continuity of portfolio management for McMorgan Fund investors. In addition, after applicable waivers and reimbursements, the MainStay Fund has lower annual fund operating expenses and is part of a fund complex that has greater growth prospects. NYLIM will pay substantially all of the expenses of completing the Reorganization, including proxy solicitation costs.

     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Funds reviewed the proposal and recommended that the Reorganization be presented to you for consideration. Although the Board of Trustees has approved the Reorganization, the final decision is yours. If the Reorganization is not approved by shareholders, the McMorgan Fund Board will consider other options, which may include liquidating the McMorgan Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal or continuing to operate the McMorgan Fund in its present form for a period of time.

     Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting.

     YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL AVOID COSTLY FOLLOW-UP MAILINGS AND TELEPHONE SOLICITATIONS.

     TO PROVIDE YOUR VOTING INSTRUCTIONS, YOU MAY USE ANY OF THE FOLLOWING
METHODS:

     - BY INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     - BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.

     - BY TELEPHONE. Have your voting instruction card available. Call [1-800-317-8028] toll free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.

     -    BY ATTENDING THE MEETING. Vote in person at the Special Meeting.

     If you have any questions before submitting your voting instructions, please call us toll-free at 1-800-831-1994. We are glad to help you understand the proposal and assist you. Thank you for your participation.

                                        Sincerely,


                                        /s/ Mark Taylor
                                        ----------------------------------------
                                        Mark Taylor
                                        President
                                        McMorgan Funds

                                 MCMORGAN FUNDS

                         MCMORGAN EQUITY INVESTMENT FUND

                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 20, 2007

To Our Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of the McMorgan Equity Investment Fund (the "McMorgan Fund"), a series of McMorgan Funds, will be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time.

     At the Special Meeting, shareholders of the McMorgan Fund will be asked to consider and vote upon the following proposals:

     1. To approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Common Stock Fund (the "MainStay Fund"), a series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund; and

     2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and Proposal No. 1 above. You may vote at the Special Meeting if you are the record owner of shares of the McMorgan Fund as of the close of business on August 8, 2007. If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact McMorgan Funds for additional information by calling toll-free 1-800-831-1994.

                                        By Order of the Board of Trustees,


                                        /s/ Teresa Matzelle
                                        ----------------------------------------
                                        Teresa Matzelle
                                        Secretary

                                        September [24], 2007

                                   ----------

                                IMPORTANT NOTICE:
  YOUR VOTE IS VERY IMPORTANT TO US NO MATTER HOW MANY SHARES YOU OWN. PLEASE
                   VOTE BY FOLLOWING THE ENCLOSED INSTRUCTIONS
        TO AUTHORIZE YOUR PROXY OVER THE INTERNET OR BY TELEPHONE, OR BY
       SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE
              ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE. YOU CAN
 HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY VOTING
                                  YOUR SHARES.

                                   ----------

                 QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

WHAT ARE THE PROPOSED CHANGES TO THE MCMORGAN FUNDS?

You are being asked to approve the reorganization (the "Reorganization") of the McMorgan Equity Investment Fund (the "McMorgan Fund") into the MainStay Common Stock Fund (the "MainStay Fund").

As part of a larger restructuring plan, shareholders of the McMorgan Principal Preservation Fund are being asked to approve the reorganization of that fund into the MainStay Principal Preservation Fund, a newly formed fund in the MainStay Fund family. Additionally, shareholders of the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund are being asked to approve the reorganization of those funds into the MainStay Institutional Bond Fund, a newly formed fund in the MainStay Fund family. Finally, the McMorgan Balanced Fund and the McMorgan High Yield Fund will be liquidated.

WHAT WILL I RECEIVE IN EXCHANGE FOR MY SHARES IF THE REORGANIZATION IS APPROVED?

If the Reorganization is approved, you will become a shareholder of the MainStay Fund on the date that the reorganization occurs and will receive Class I shares of the MainStay Fund in exchange for the shares that you hold in the McMorgan Fund.

WHAT DID THE TRUSTEES CONSIDER WHEN THEY APPROVED THE REORGANIZATION?

The Reorganization was suggested in large part due to the fact that the relatively small asset size of the McMorgan Funds did not justify the expense of operating the McMorgan Funds as a separate entity and that the prospects for asset growth within the McMorgan Funds were limited.

In reviewing the Reorganization, the Board of Trustees of the McMorgan Trust considered several factors, including the following:

-    the investment management services to be provided to the MainStay Fund;

- the similarities between the investment objectives, strategies, restrictions and risks of the MainStay Fund compared to those of the McMorgan Fund;

- that the management fee rate for the MainStay Fund exceeded the current management fee rate for the McMorgan Fund, but that it was expected that the annual operating expense ratio (gross and net) of the Class I shares of the MainStay Fund would be lower than that of the McMorgan Fund Class shares and Class Z shares of the McMorgan Fund;

- the relatively small size and limited growth prospects of the McMorgan Fund, as well as the current plans of New York Life Investment Management LLC ("NYLIM") and its affiliates for marketing the shares of the MainStay Fund;

- the effect that the Reorganization would have on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders;

- the entities that would provide services to the MainStay Fund other than the investment manager;

-    the governance structure of the MainStay Fund and the MainStay Trust;

- the terms of the agreements relating to the Reorganization, including valuation procedures, expenses and potential unassumed liabilities;

-    the tax consequences of the Reorganization; and

-    alternatives to the Reorganization and other factors.

WILL THERE BE ANY CHANGES TO THE PORTFOLIO MANAGERS AS A RESULT OF THE PROPOSED CHANGES?

Currently, the McMorgan Fund is subadvised by NYLIM with Harvey Fram serving as the portfolio manager. Similarly, NYLIM serves as the investment adviser to the MainStay Fund. However, the MainStay Fund is co-managed by Harvey Fram and Migene Kim.

WILL THE INVESTMENT OBJECTIVE AND STRATEGY OF THE MAINSTAY FUND BE DIFFERENT FROM THE MCMORGAN FUND?

The Funds have similar investment objectives. The investment objective of the McMorgan Fund is to seek above-average total return consistent with reasonable risk. The investment objective of the MainStay Fund is to seek long-term growth of capital, with income as a secondary consideration. The portfolios of the two funds are very similar, except that the MainStay Fund is managed on a more concentrated basis than the McMorgan Fund.

ARE THERE INVESTMENT MINIMUMS FOR THE MAINSTAY CLASS I SHARES?

MainStay Class I shares have an initial investment minimum of $5,000,000 for individual investors and no investment minimum for institutional investors. However, existing McMorgan shareholders who receive Class I shares as part of the Reorganization will be exempted from the investment minimums and will also have the ability to open new Class I accounts in any MainStay Fund that offers Class I shares. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of any MainStay fund at a later date.

WHAT ARE THE TAX IMPLICATIONS FOR THE PROPOSED CHANGES?

The Reorganization is structured as a tax-free reorganization that will not, cause a taxable event for shareholders. However, the McMorgan Fund will pay its annual dividend and capital gains distributions to shareholders as required.

IF APPROVED, WHEN WILL THE REORGANIZATION OCCUR?

If approved by shareholders, the Reorganization will take place on or about November 27, 2007.

WILL MCMORGAN FUND SHAREHOLDERS BEAR THE EXPENSES OF THE REORGANIZATION?

Except for commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the McMorgan Fund in connection with the Reorganization, substantially all of the expenses relating to the Reorganization will be borne by

NYLIM.

HAS THE BOARD OF TRUSTEES OF THE MCMORGAN TRUST APPROVED THE REORGANIZATION?

Yes, the Board of Trustees of the McMorgan Trust has approved the Reorganization and recommends that shareholders vote "FOR" the Reorganization.

                           PROXY STATEMENT/PROSPECTUS

                              SEPTEMBER [24], 2007

                                 MCMORGAN FUNDS
                                 ONE BUSH STREET
                                    SUITE 800
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 788-9300

                               THE MAINSTAY FUNDS
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (212) 576-7000

                              PROXY STATEMENT FOR:
                         MCMORGAN EQUITY INVESTMENT FUND

                                 PROSPECTUS FOR:
                           MAINSTAY COMMON STOCK FUND

                                  INTRODUCTION

     This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of McMorgan Funds, a Delaware statutory trust (the "McMorgan Trust"), on behalf of the McMorgan Equity Investment Fund (the "McMorgan Fund"), for a Special Meeting of Shareholders of the McMorgan Fund ("Special Meeting"). The Special Meeting will be held on Tuesday, November 20, 2007 at 10:00 a.m. Pacific Time, at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

     As is more fully described in this Proxy Statement/Prospectus, shareholders of the McMorgan Fund will be asked to vote on the following proposals:

     1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Common Stock Fund (the "MainStay Fund" and, together with the McMorgan Fund, the "Funds"), a series of The MainStay Funds (the "MainStay Trust"), in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund (such transactions are collectively referred to as the "Reorganization"); and

     2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     Because shareholders of the McMorgan Fund are being asked to approve a transaction in which they will become shareholders of the MainStay Fund, this Proxy Statement/Prospectus also serves as a prospectus for the MainStay Fund.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that shareholders of the McMorgan Fund should know about the MainStay Fund before voting on the Reorganization. A Statement of Additional Information ("SAI") dated September [24], 2007 that relates to this Proxy Statement/Prospectus and contains additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The following documents, each of which has additional information about the Funds, also have been filed with the SEC and are incorporated by reference herein:

     1. The McMorgan Fund Class and Class Z Prospectuses and Statement of Additional Information of the McMorgan Fund, each dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);

     2. The Annual Report to Shareholders of the McMorgan Fund for the fiscal year ended June 30, 2007;

     3. The Prospectus and Statement of Additional Information for The Mainstay Funds relating to the MainStay Fund, each dated March 1, 2007, as supplemented (File Nos. 33-02610, 811-04550);

     4. The Annual Report to Shareholders of the MainStay Fund for the fiscal year ended October 31, 2006; and

     5. The Semi-Annual Report to Shareholders of the MainStay Fund for the period ended April 30, 2007.

     You may receive a copy of the most recent prospectuses, statements of additional information and annual and semi-annual shareholder reports for each of the Funds, without charge, by contacting NYLIFE Distributors LLC, attn:
MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

     McMorgan Trust and MainStay Trust are both open-end management investment companies. The Funds are each considered to be diversified. Additional information about the Funds has been filed with the SEC. You may copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY
    STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SUMMARY...................................................................     1
   The Reorganization.....................................................     1
   McMorgan Trust Board Recommendations...................................     3

COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION....................     3
   Comparison of Investment Objectives and Principal Investment
      Strategies..........................................................     3
   Comparison of Investment Restrictions..................................     5
   Comparison of Risks....................................................     7
   Comparison of Fees and Expenses........................................     8
   Relative Performance
   Comparison of Governing Instruments....................................    12
   Comparison of Investment Management Agreements.........................    14
   Comparison of Dividends and Other Distributions........................    15
   Comparison of Minimum Initial and Subsequent Purchase Amounts..........    15
   Other Comparative Information..........................................    15

INFORMATION ABOUT THE REORGANIZATION......................................    16
   Reasons for the Reorganization.........................................    16
   Board Considerations...................................................    16
   The Reorganization Agreement...........................................    19
   Tax Consequences of the Reorganization.................................    20
   Expenses of the Reorganization.........................................    21
   McMorgan Trust Board...................................................    21
   Capitalization.........................................................    21

INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS..................    22
   Investment Advisers....................................................    22
   Portfolio Managers.....................................................    23
   Other Service Providers................................................    23

SHAREHOLDER GUIDE.........................................................    24

VOTING INFORMATION........................................................    41

OTHER INFORMATION.........................................................    42

EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION..................   A-1

EXHIBIT B:  FINANCIAL HIGHLIGHTS OF THE MAINSTAY FUND.....................   B-1

EXHIBIT C:  PRINCIPAL SHAREHOLDERS OF THE FUNDS...........................   C-1

                                     SUMMARY

     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information about the Funds, please read each Fund's prospectus.

THE REORGANIZATION

     At a meeting held on June 6, 2007, the Board of Trustees of McMorgan Trust (the "McMorgan Trust Board") approved the Reorganization Agreement by a unanimous vote. The Board of Trustees of MainStay Trust (the "MainStay Trust Board") separately approved the Reorganization Agreement at a meeting held on June 7, 2007, also by a unanimous vote. The Reorganization Agreement provides for:

     - the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Fund in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund;

     - the distribution of such Class I shares of the MainStay Fund to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fund held by such shareholders; and

     -    the subsequent liquidation and dissolution of the McMorgan Fund.

     The Reorganization is subject to approval by the shareholders of the McMorgan Fund. The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on November 27, 2007, or on such later date as the parties may agree (the "Closing Date"). As a result of the Reorganization, each shareholder of the McMorgan Fund will become the owner of the number of full and fractional shares of the MainStay Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's McMorgan Fund shares as of the close of business on the Closing Date. The McMorgan Fund offers McMorgan Fund Class and Class Z shares. In the Reorganization, shareholders of both classes of the McMorgan Fund will receive Class I shares of the MainStay Fund. See "Information About the Reorganization," below.

     The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See "Information About the Reorganization -- Tax Consequences of the Reorganization," below.

     In considering whether to approve the Reorganization, you should note that:

     - The Funds have similar investment objectives and substantially similar principal investment strategies.

     - Both Funds employ the same portfolio management team and investment process with very similar investment results over the common period of management.

     - Shareholders of the McMorgan Fund will have the ability as MainStay Fund shareholders to: (1) exchange their shares for shares of other investment portfolios of the MainStay Trust; and (2) purchase shares of other investment portfolios of the MainStay Trust without being subject to any applicable sales loads or investment minimums.

     - Shareholders of the McMorgan Fund will become shareholders of a mutual fund complex that offers approximately 70 mutual funds, substantially more than the McMorgan Trust.

     - McMorgan Fund shareholders will benefit from the lower net operating expenses of the Class I shares of the MainStay Fund. After applicable waivers and expense reimbursements, net annual fund operating expenses of the MainStay Fund Class I shares (0.62%, excluding underlying fund operating expenses) are currently lower than the annual fund operating expenses (net of voluntary fee waivers) of McMorgan Fund Class shares (0.75%) and Class Z shares (1.00%) of the McMorgan Fund. In addition, the McMorgan Fund waivers and expense reimbursements are voluntary and therefore may be discontinued at any time, whereas the MainStay Fund waivers and expense reimbursements are contractual and can be changed or terminated only with board approval.

     - While the two Funds were managed identically over the common period up to June 2006, the McMorgan Fund has more securities in its portfolio than the MainStay Fund, and the MainStay Fund's tracking error to its relevant benchmark was modestly increased in comparison to McMorgan Fund's tracking error in an effort to provide MainStay Fund shareholders with enhanced returns. The returns of the two Funds have been very similar since that change was made, but it is expected that over time, this change will offer the potential for enhanced returns to shareholders of the MainStay Fund, although there may be no certainty as to this result. Investors should note that this change may make the returns of the MainStay Fund slightly more volatile than the returns of the McMorgan Fund.

     - Given the similarity in the investment strategies of these Funds, the McMorgan Trust Board believes that the Reorganization of the McMorgan Fund into the MainStay Fund, versus a different course of action, such as liquidation or a reorganization with a different fund, is considered the most favorable option for shareholders of the McMorgan Fund.

     - The MainStay Fund has implemented a small account fee with respect to certain types of accounts. Shareholder invested in the MainStay Fund through such accounts with a balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually).

     - Although an individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount, McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganization will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganization. There is no minimum initial or subsequent purchase amounts for institutional investors. Please note that if you subsequently close your account, you will need to satisfy the Class I investment minimums if you decide to purchase Class I shares of the MainStay Fund at a later date.

     - New York Life Investment Management LLC ("NYLIM"), and not the Funds, will pay substantially all of the expenses of the Reorganization.

     - The Reorganization is intended to qualify as a tax-free event for the McMorgan Fund shareholders for federal income tax purposes.

     - The Reorganization will not result in a dilution of the economic interests of the McMorgan Fund shareholders because McMorgan Fund shareholders will receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares.

     - Prior to the Closing Date, NYLIM intends to transition the McMorgan Fund's portfolio securities to more closely align with the holdings of the MainStay Fund's investment objective and strategies. As a result of this transition process, the McMorgan Fund will experience portfolio turnover of approximately 15% to 25%, may realize capital gains (which may be passed to McMorgan Fund shareholders), and the McMorgan Fund will incur associated transaction costs estimated to be approximately $40,000.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the McMorgan Fund entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder. Shares of the McMorgan Fund will be voted collectively, and not on a class-by-class basis. See "Voting Information," below.

MCMORGAN TRUST BOARD RECOMMENDATIONS

     For the reasons set forth below in "Reasons for the Reorganization," the Trustees of the McMorgan Trust, including all of the Trustees who are not "interested persons" of the McMorgan Trust (as defined in the 1940 Act) (the "Independent Trustees"), have concluded that the Reorganization is in the best interests of the shareholders of the McMorgan Fund, and that the interests of the McMorgan Fund's existing shareholders would not be diluted as a result of the Reorganization.

     THE MCMORGAN TRUST BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

             COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     This section will help you compare the investment objectives and principal investment strategies of the McMorgan Fund and the MainStay Fund. Please be aware this is only a summary. More information may be found in each Fund's prospectus.

     INVESTMENT OBJECTIVES. The Funds have similar investment objectives. The investment objective of the McMorgan Fund is to seek above-average total return consistent with reasonable risk. The investment objective of the MainStay Fund is to seek long-term growth of capital, with income as a secondary consideration.

     PRINCIPAL INVESTMENT STRATEGIES. Each Fund has substantially similar principal investment strategies. Each Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500(R) Index over the following six to twelve months. The McMorgan Fund invests at least 80% of its net assets in equity securities, while the MainStay Fund normally invests 80% of its assets (net assets plus the amount of any borrowings) in common stocks. While the

McMorgan Fund's 80% policy may permit it to invest in a wider range of equity securities than common stocks, such as preferred stocks or convertible securities, in practice, each Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations.

     The underlying process used by both Funds to select stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions, based on their relative attractiveness. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. Each Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500(R) Index and/or the Russell(R) 1000 Index or have market capitalizations similar to such companies. Each Fund is managed with a core orientation (including growth and value equities). Each Fund uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

     NYLIM, as sub-adviser to the McMorgan Fund and as manager of the MainStay Fund, may sell a security held by either Fund if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, NYLIM may evaluate, among other things, the relative valuation of the security compared to the Fund's universe and the security's industry, and meaningful changes in the issuer's financial condition.

     OTHER COMPARATIVE INVESTMENT INFORMATION

          Information in the table below is as of June 30, 2007, unless otherwise indicated.

                               MCMORGAN FUND        MAINSTAY FUND
                             ----------------   ---------------------
NET ASSETS OF FUND           $211,490,133       $283,590,860

NUMBER OF HOLDINGS           410                280

PORTFOLIO COMPOSITION        100% Equities      99.99% Equities
                             0.0% Cash          0.01% Cash

PRIMARY BENCHMARK            S&P 500(R) Index   S&P 500(R) Index

SECONDARY BENCHMARK          None               Russell(R) 1000 Index

PERCENTAGE OF TOTAL ASSETS   21.51%             21.06%
UNDER MANAGEMENT IN
TOP 10 HOLDINGS

PORTFOLIO TURNOVER RATE      98%                144% (as of October
                                                31, 2006)

TOP TEN HOLDINGS:             NAME             % NET ASSETS                NAME                % NET ASSETS
-----------------   ------------------------   ------------   ------------------------------   ------------
                    ExxonMobil Corporation          4.23      ExxonMobil Corporation                4.17
                    Citigroup, Inc.                 2.50      Citigroup, Inc.                       2.46
                    General Electric Company        2.24      General Electric Company              2.20
                    Chevron Corporation             2.01      Chevron Corporation                   2.02

                                 MCMORGAN FUND                                MAINSTAY FUND
                    ---------------------------------------   ---------------------------------------------
                    Pfizer Inc.                     1.98      Microsoft Corporation                 1.99
                    Microsoft Corporation           1.88      Pfizer Inc.                           1.95
                    IBM                             1.83      IBM                                   1.80
                    Altria Group, Inc.              1.68      Verizon Communications                1.53
                    J.P. Morgan Chase & Co.         1.61      Hewlett-Packard Company               1.53
                    Verizon Communications          1.55      Bank of New York Company, Inc.        1.38

COMPARISON OF INVESTMENT RESTRICTIONS

     The Funds have substantially similar fundamental investment restrictions. As fundamental policies, these investment restrictions may not be changed with respect to a Fund without shareholder approval. Shareholder approval for this purpose means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. A table comparing the fundamental investment restrictions of the Funds is shown below:

FUNDAMENTAL
INVESTMENT
RESTRICTION                               MCMORGAN FUND                                             MAINSTAY FUND
-----------------   ---------------------------------------------------------   ----------------------------------------------------
LOANS               The McMorgan Fund may not make loans to other persons       The MainStay Fund may make loans to the extent
                    except (a) through the lending of its portfolio             permitted under the 1940 Act, as such may be
                    securities up to 33 1/3 percent of its total assets, (b)    interpreted or modified by regulatory authorities
                    through the purchase of debt securities, loan               having jurisdiction, from time to time.
                    participations and/or engaging in direct corporate loans
                    in accordance with its investment objectives and
                    policies, and (c) to the extent the entry into a
                    repurchase agreement is deemed to be a loan. The McMorgan
                    Fund may also make loans to other investment companies to
                    the extent permitted by the 1940 Act or any exemptions
                    therefrom that may be granted by the SEC.

BORROWINGS          The McMorgan Fund may not borrow money, except to the       The MainStay Fund may borrow money to the extent
                    extent permitted by the 1940 Act or any rules, exemptions   permitted under the 1940 Act, as such may be
                    or interpretations thereunder that may be adopted,          interpreted or modified by regulatory authorities
                    granted or issued by the SEC.                               having jurisdiction, from time to time.

COMMODITIES         The McMorgan Fund may not purchase or sell physical         The MainStay Fund may not purchase physical
                    commodities unless acquired as a result of ownership of     commodities or contracts relating to physical
                    securities or other instruments and provided that this      commodities, except as permitted under the 1940 Act
                    restriction shall not prevent the McMorgan Fund from        and other applicable laws, rules and regulations, as
                    purchasing or selling futures contracts and options         such may be interpreted or modified by regulatory
                    thereon or from investing in securities or other            authorities having jurisdiction, from time to time.
                    instruments backed by physical commodities.

SENIOR              The McMorgan Fund may not issue senior                      The MainStay Fund may issue senior securities, to

SECURITIES          securities, except as permitted under the 1940 Act or any   the extent permitted under the 1940 Act, as such may
                    rules, exemptions or interpretations thereunder that may    be interpreted or modified by regulatory authorities
                    be adopted, granted or issued by the SEC.                   having jurisdiction, from time to time.

UNDERWRITING        The McMorgan Fund may not act as an underwriter of          The MainStay Fund may act as an underwriter of
                    securities, except that, in connection with the             securities within the meaning of the 1933 Act, to
                    disposition of a security, a Fund may be deemed to be an    the extent permitted under the 1933 Act, as such may
                    "underwriter" as that term is defined in the Securities     be interpreted or modified by regulatory authorities
                    Act of 1933, as amended (the "1933 Act").                   having jurisdiction, from time to time.

DIVERSIFICATION     As to 75% of its total assets, the McMorgan Fund may not    The MainStay Fund is a "diversified company" as that
OF ASSETS           purchase the securities of any one issuer (other than       term is defined in the 1940 Act, as interpreted or
                    securities issued by the U.S. government or its agencies    modified by regulatory authorities having
                    or instrumentalities), if immediately after such purchase   jurisdiction, from time to time.
                    more than 5% of the value of the McMorgan Fund's total
                    assets would be invested in securities of such issuer.

INDUSTRY            The McMorgan Fund may not purchase the securities of        The MainStay Fund may not "concentrate" its
CONCENTRATION       issuers conducting their principal business activities in   investments in a particular industry or group of
                    the same industry (other than securities issued or          industries, except as permitted under the 1940 Act,
                    guaranteed by the U.S. government, its agencies or          as interpreted or modified by regulatory authorities
                    instrumentalities, or securities issued by other            having jurisdiction, from time to time, provided
                    investment companies) if immediately after such purchase    that, without limiting the generality of the
                    the value of the McMorgan Fund's investments in such        foregoing: (a) this limitation will not apply to the
                    industry would exceed 25% of the value of the net assets    MainStay Fund's investments in: (i) securities of
                    of the McMorgan Fund.                                       other investment companies; (ii) securities issued
                                                                                or guaranteed as to principal and/or interest by the
                    For the purposes of this fundamental investment             U.S. government, its agencies or instrumentalities;
                    restriction, the McMorgan Fund may use the industry         or (iii) repurchase agreements (collateralized by
                    classifications provided by Bloomberg, L.P., the Morgan     the instruments described in clause (ii)); (b)
                    Stanley Capital International/Standard & Poor's Global      wholly-owned finance companies will be considered to
                    Industry Classification Standard ("GICS") or any other      be in the industries of their parents if their
                    reasonable industry classification system. The McMorgan     activities are primarily related to financing the
                    Fund relies on the GICS classification. The McMorgan        activities of the parents; and (c) utilities will be
                    Fund's reliance on a particular classification system is    divided according to their services, for example,
                    not a fundamental investment restriction and, therefore,    gas, gas transmission, electric and gas, electric
                    may be changed without shareholder approval.                and telephone will each be considered a separate
                                                                                industry.

                                                                                For the purposes of this fundamental investment
                                                                                restriction, the MainStay Fund may use the industry
                                                                                classifications provided by Bloomberg, L.P., the
                                                                                Morgan Stanley Capital International/Standard &
                                                                                Poor's GICS or any other reasonable industry
                                                                                classification system.

REAL ESTATE         The McMorgan Fund may not purchase or sell real estate      The MainStay Fund may purchase or sell real estate
                    unless acquired as a result of ownership of securities or   or any interest therein to the extent permitted
                    other instruments and provided that this restriction        under the 1940 Act, as such may be interpreted or
                    shall not prevent the McMorgan Fund from investing          modified by regulatory authorities having
                    directly or indirectly in portfolio instruments secured     jurisdiction, from time to time.
                    by real estate or interests therein or acquiring
                    securities of real estate investment trusts or other
                    issuers that deal in real estate.

     In addition to the fundamental investment restrictions described above, the Funds are subject to certain non-fundamental investment restrictions. Unlike the investment restrictions deemed to be fundamental policies described above, the non-fundamental investment restrictions described below may be changed by the respective Board of Trustees of the McMorgan Trust or the MainStay Trust without the approval of shareholders. None of these policies are deemed by NYLIM to result in a meaningful difference in the way it manages the Funds.

     MCMORGAN FUND. The McMorgan Fund has a non-fundamental investment policy of not investing more than 5% of its respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York Stock Exchange or American Stock Exchange, except warrants acquired as a result of holdings of common stocks. While not designated as non-fundamental policies, the McMorgan Fund generally invests less than 5% of its total assets in reverse repurchase agreements, does not purchase or sell futures contracts on debt securities or debt security indices and invests at least 80% of its assets in common stocks.

     MAINSTAY FUND. The MainStay Fund has the following non-fundamental investment policies:

     - The MainStay Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, which are provisions that govern the extent to which one investment company may own shares of another investment company.

     - The MainStay Fund may not invest more than 5% of its total assets in reverse repurchase agreements.

     - The MainStay Fund may not purchase or sell futures contracts on debt securities or indices of debt securities.

     - The MainStay Fund has adopted a non-fundamental policy to invest at least 80% of the value of its assets (net assets plus the amount of any borrowing for investment purposes) in the particular type of investments suggested by its name. Furthermore, the MainStay Fund has adopted a policy to provide the MainStay Fund's shareholders with at least 60 days prior notice of any change in the policy of the MainStay Fund to invest at least 80% of its assets in the manner described.

     While not designated as non-fundamental policies, the McMorgan Fund generally invests in a manner that is consistent with the non-fundamental policies of the MainStay Fund set forth above.

COMPARISON OF RISKS

     Because the Funds share compatible investment objectives, and have principal investment strategies and investment portfolios that are substantially similar, an investment in the MainStay Fund is subject to similar risks as an investment in the McMorgan Fund. While the two Funds were managed identically over the common period up to June 2006, the MainStay Fund's tracking error to its relevant benchmark was modestly increased in comparison to McMorgan Fund's tracking error in an effort to provide MainStay Fund shareholders with enhanced returns. This means that the portfolio of the MainStay Fund was made more concentrated than its benchmark. The returns of the two Funds have been very similar since that change was made, but it is expected that over time, this change will offer the potential for enhanced returns to shareholders of the MainStay Fund, although there may be no guarantee as to this result. Investors should note that this change may make the returns of the MainStay Fund more volatile than the returns of the McMorgan Fund. As a result, the Reorganization is not expected to expose shareholders of the McMorgan Fund to materially different principal risks. The principal risks to which shareholders of both Funds are exposed include:

     GENERAL RISKS OF INVESTING IN COMMON STOCKS AND OTHER EQUITY SECURITIES. The Funds are subject to the risks involved with investing in common stocks and other equity securities, which include (without limitation):

     - CHANGING ECONOMIC CONDITIONS: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

     - INDUSTRY AND COMPANY CONDITIONS: Certain industries may come in and out of favor with investors. In addition, changing technology and competition may make equity securities volatile.

     - SECURITY SELECTION: A manager may not be able to consistently select equity securities that appreciate in value, or to anticipate changes which can adversely affect the value of the Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

     GROWTH STOCK INVESTING RISK. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

     VALUE STOCK INVESTING RISK. The principal risk of investing in value stocks is that they may never reach what the Fund's portfolio manager believes is their full value or that they may even go down in value.

     LENDING OF PORTFOLIO SECURITIES RISK. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's adviser or sub-adviser or their agent will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Both Funds generally follow the same securities lending procedures.

     PORTFOLIO TURNOVER RISK. Due to their trading strategies, the Funds may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

COMPARISON OF FEES AND EXPENSES

     The following discussion compares the fees and expenses of the Funds before and after the Reorganization. Expenses of the McMorgan Fund are as of June 30, 2007, while expenses of the MainStay Fund are as of October 31, 2006. Pro Forma Combined expenses, which are as of April 30, 2007, show estimated expenses of the MainStay Fund after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

     It is important to note that if the Reorganization is implemented, shareholders of the McMorgan Fund will be subject to the actual fees and expenses of the Class I shares of the MainStay Fund, which may not be the same as the Pro Forma Combined fees and expenses.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MCMORGAN FUND (MCMORGAN FUND CLASS AND CLASS Z) AND MAINSTAY FUND (CLASS I)

                                     MCMORGAN                                MAINSTAY
                                        FUND       MCMORGAN    MAINSTAY   FUND (CLASS I)
                                     (MCMORGAN      FUND        FUND         PRO FORMA
                                    FUND CLASS)   (CLASS Z)   (CLASS I)      COMBINED
                                    -----------   ---------   ---------   --------------
SHAREHOLDER FEES (FEES PAID
   DIRECTLY FROM SHAREHOLDER'S
   INVESTMENT):
Maximum Sales Charge (Load)            None          None        None          None
   Imposed on Purchases (as a
   percentage of offering price)
Maximum Deferred Sales Charge          None          None        None          None
   (Load) (as a percentage of the
   lesser of the original
   offering price or redemption
   proceeds)
Redemption Fee (as a percentage        None          None        None          None
   of redemption proceeds)
Exchange Fee                           None          None        None          None
Maximum Account Fee                    None          None        None          None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS):
Management Fees                      [0.50](1)    [0.50%](1)   0.60%(1)      0.60%(1)
Distribution and/or Service            None        0.25%(2)      None          None
   (12b-1) Fees
Other Expenses                       [0.30%](3)   [0.30%](3)    0.36%(3)      0.27%(3)
Acquired (Underlying) Fund Fees        None         None       0.01%         0.01%
   and Expenses
Total Annual Fund Operating          [0.80%](4)   [1.05%](4)    0.97%(5)      0.88%(5)
   Expenses
Less Waivers/ Reimbursements            --            --      -0.34%(5)     -0.25%(5)
Net Annual Fund and Underlying          --            --       0.63%(5)      0.63%(5)
   Fund Expenses
Net Annual Fund Operating               --            --       0.62%(5)      0.62%(5)
   Expenses (excluding Underlying
   Fund Operating Expenses)

(1) The management fee is an annual percentage of each Fund's average daily net assets. Through and until August 1, 2008, NYLIM has contractually agreed to waive (and must continue such waiver unless NYLIM obtains approval of the MainStay Trust Board to discontinue it) a portion of its management fee with respect to the MainStay Fund so that the management fee is 0.60% up to $500 million and 0.55% in excess of $500 million. Without this contractual waiver, the actual management fee would be 0.70% up to $500 million and 0.65% in excess of $500 million.

(2) Because the 12b-1 fee is an ongoing fee charged against the assets of Class Z shares of the McMorgan Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(3) "Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes.

(4) McMorgan & Company has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) of the McMorgan Fund do not exceed the annual rates of 0.75% and 1.00% of the average daily net assets attributable to McMorgan Fund Class and Class Z shares, respectively. This voluntary action by McMorgan & Company may be discontinued at any time. The McMorgan Fund's advisory agreement provides that McMorgan & Company may recoup the amount of any management fee waivers or expense reimbursements from the Fund if such action does not cause the McMorgan Fund to exceed existing expense limitations and the recoupment is made within the three fiscal years after the year in which McMorgan & Company incurred the expense.

(5) NYLIM has entered into a written expense limitation agreement under which it has agreed to waive a portion of the MainStay Fund's management fee or reimburse the expenses of Class I shares of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.62% of the average daily net assets attributable to Class I shares. This expense limitation may be modified or terminated only with the approval of the MainStay Trust Board. NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

     EXPENSE EXAMPLES. The Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same in each year of the time periods shown, that all dividends and distributions are reinvested, and that applicable fee and expense waivers and reimbursements are in effect for the first year of the periods indicated below. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

EXAMPLES

FUND AND CLASS            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------   ------   -------   -------   --------
MCMORGAN FUND              $ [82]    $[255]   $[444]  $  [990]
(MCMORGAN FUND CLASS)

MCMORGAN FUND (CLASS Z)    $[107]    $[334]   $[579]  $[1,283]

MAINSTAY FUND (CLASS I)    $  64     $ 275    $ 503   $ 1,159

MAINSTAY FUND (CLASS I)    $  64     $ 225    $ 401   $   908
PRO FORMA COMBINED

     SUMMARY OF DIFFERENCES IN FEES AND EXPENSES

Management Fees              The gross management fee of the MainStay Fund,
                             which does not take fee and expense waivers into
                             account, is higher than the McMorgan Fund's current
                             management fee. Nonetheless, following the
                             Reorganization, as shareholders of Class I shares
                             of the MainStay Fund, current McMorgan Fund Class
                             and Class Z shareholders of the McMorgan Fund are
                             expected to pay lower net operating expenses.

Distribution Fees            The McMorgan Fund has adopted a distribution plan
                             pursuant to Rule 12b-1 with respect to Class Z
                             shares, whereby the McMorgan Fund may reimburse all
                             or part of certain expenses incurred in connection
                             with the promotion and distribution of the Class Z
                             shares, up to an annual rate of 0.25% of the
                             average daily net asset value of the Class Z
                             shares. McMorgan Fund Class shares of the McMorgan
                             Fund and Class I shares of the MainStay Fund have
                             not adopted such a plan.

Other Expenses               Other Expenses for the McMorgan Fund were lower in
                             fiscal year 2006 than the Other Expenses of the
                             MainStay Fund in fiscal year 2006 and on an
                             estimated pro forma basis after giving effect to
                             the Reorganization.

Annual Fund Operating Fees   After applicable waivers and expense
                             reimbursements, net annual fund operating expenses
                             of the MainStay Fund Class I shares (0.62%,
                             excluding underlying fund operating expenses) are
                             currently lower than the annual fund operating
                             expenses (net of voluntary fee waivers) of McMorgan
                             Fund Class shares (0.75%) and Class Z shares
                             (1.00%) of the McMorgan Fund. In addition, the
                             McMorgan Fund waivers and expense reimbursements
                             are voluntary and therefore may be discontinued at
                             any time. On the other hand, the MainStay Fund
                             waivers and expense reimbursements are contractual
                             and will continue in effect after the
                             Reorganization. The expense limitation may be
                             modified or terminated only with the approval of
                             the MainStay Trust Board.

RELATIVE PERFORMANCE

     The bar charts and tables below indicate some of the risks of investing in the Funds. The bar charts show you how the Funds' performance has varied over the last 10 years (or, in the case of the MainStay Fund, the life of the MainStay Fund). The table shows how the Funds' average annual total returns (before and after taxes) for one year and five year periods, and for ten year periods or the life of the Fund, as applicable, compare to those of broad-based securities market indices. Average Annual Total Returns reflect actual service and/or distribution fees. Absent applicable expense limitations and/or fee waivers/reimbursements, performance would have been lower. Performance data for the classes varies based on differences in their fee and expense structures.

     After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

     MCMORGAN FUND. The inception date of McMorgan Fund Class shares is July 14, 1994. The inception date of the Class Z shares is February 1, 2001. The assets of each class of the McMorgan Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class' fees and expenses.

     MAINSTAY FUND. Performance figures for Class I shares, first offered on December 28, 2004, include historical performance of Class A shares of the MainStay Fund (not offered in this Proxy statement/Prospectus) from inception (June 1, 1998) through December 27, 2004, adjusted for differences in expenses and fees. After-tax returns are shown for Class B shares of the MainStay Fund (not offered in this Proxy Statement/Prospectus). Had after-tax returns been shown for Class I shares, such performance would vary to the extent of the differences in the fee and expense structures of the classes.

CALENDAR YEAR TOTAL RETURN

[McMorgan Equity Investment Fund Bar Chart - McMorgan Fund Class]

33.84%  27.76%  11.54%  -6.39%  -10.56%  -25.79%  23.44%  6.80%  6.85%  16.13%
 1997    1998    1999    2000     2001     2002    2003    2004   2005   2006

Best quarter: 20.25%, for the quarter ended December 31, 1998.

Worst quarter: -18.69%, for the quarter ended September 30, 2002.

[MainStay Common Stock Fund Bar Chart - Class I]

 30.04%  -2.47%  -17.55%  -25.35%   25.06%    9.80%   6.86%  16.22%
 1999     2000     2001     2002     2003     2004    2005    2006

Best quarter: 30.04%, for the quarter ended December 31, 1999.

Worst quarter: -25.35%, for the quarter ended December 31, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2006)

                                                                                                 LIFE OF
                                                                   1 YEAR   5 YEARS   10 YEARS     FUND
                                                                   ------   -------   --------   -------
MCMORGAN FUND
Return Before Taxes
   McMorgan Fund Class                                             16.13%    3.95%      6.84%        --
   Class Z                                                         15.86%    3.69%      6.57%        --
Return After Taxes on Distributions (McMorgan Fund Class)          15.72%    3.66%      6.28%        --
Return After Taxes on Distributions and Sale of Fund Shares
   (McMorgan Fund Class)                                           10.49%    3.24%      5.75%        --
S&P 500(R) Index(1)                                                15.79%    6.19%      8.42%        --

MAINSTAY FUND
Return Before Taxes (Class I)                                      16.22%    4.94%        --       5.47%
Return After Taxes on Distributions (Class B)                       9.37%    3.36%        --       4.27%
Return After Taxes on Distributions and Sale of Fund Shares
   (Class B)                                                        6.76%    2.94%        --       3.76%
S&P 500(R) Index (reflects no deduction for fees, expenses, or
   taxes)(1)                                                       15.79%    6.19%        --       4.74%
Russell 1000(R) Index (reflects no deduction for fees, expenses,
   or taxes)(2)                                                    15.46%    6.82%        --       5.15%

(1) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. The MainStay Fund has selected the S&P 500(R) Index as its primary benchmark index in replacement of the Russell 1000(R) Index. The MainStay Fund selected the S&P 500(R) Index because it believes that this index is more reflective of the Fund's investment style. The MainStay Fund has chosen to retain the Russell 1000(R) Index as a secondary benchmark.

(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

COMPARISON OF GOVERNING INSTRUMENTS

     The following is only a summary of certain characteristics of the Trust Instrument of the McMorgan Trust (the "McMorgan Trust Instrument"), the MainStay Funds Declaration of Trust (the "MainStay Declaration of Trust") and the respective By-Laws of the McMorgan Trust and the MainStay Trust, and is not a complete description of those documents. Shareholders should refer to the McMorgan Trust Instrument, MainStay Declaration of Trust, the By-Laws of both Funds, applicable Delaware law and applicable Massachusetts law directly for more complete information. Certain characteristics of the operations of the Delaware and Massachusetts law applicable to the McMorgan Trust and MainStay Trust, respectively, are summarized below. The following is not a complete description of these laws.

     FORMS OF ORGANIZATION

     The McMorgan Fund is a series of the McMorgan Trust, an open-end management investment company registered with the SEC under the 1940 Act. The McMorgan Trust is organized as a Delaware statutory trust, and is governed by the McMorgan Trust Instrument, By-Laws, and by applicable Delaware and federal law. The McMorgan Fund offers two classes of shares, McMorgan Fund Class and Class Z shares.

     The MainStay Fund is a series of MainStay Trust, an open-end management investment company registered with the SEC under the 1940 Act. The MainStay Trust is organized as a Massachusetts business trust, and is governed by the MainStay Declaration of Trust, By-Laws, and by applicable Massachusetts and federal law. The MainStay Fund offers four classes of shares, Class A, Class B, Class C and Class I shares.

     The Trustees for both the McMorgan Trust and the MainStay Trust oversee the actions of the investment adviser of the respective Funds, decide on general policies and oversee the officers of the McMorgan Trust and MainStay Trust, who conduct and supervise the daily business of the Funds.

     LIABILITY AND INDEMNIFICATION OF TRUSTEES, OFFICERS AND EMPLOYEES

     The McMorgan Trust Instrument and MainStay Declaration of Trust each (1) disclaims personal liabilities for Trustees acting in their capacity as such;
(2) disclaims personal liabilities for acts and omissions of officers and employees of the McMorgan Trust and the MainStay Trust, respectively; and (3) generally provides for indemnification for Trustees against liabilities and expenses incurred with regard to actions brought against the Trustees in their capacity as such.

     SHAREHOLDER LIABILITY AND INDEMNIFICATION

     Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that McMorgan Trust or a shareholder is subject to the jurisdiction of courts to those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the McMorgan Trust Instrument: (1) contains an express disclaimer of shareholder liability for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to the McMorgan Trust or by or on behalf of any McMorgan Trust series; (2) provides for indemnification out of the assets belonging to the applicable series of the McMorgan Trust for any shareholder held personally liable solely by reason of having been a shareholder of a series of McMorgan Trust and not because of that shareholder's acts or omissions or some other reason; and (3) provides that McMorgan Trust will assume the defense of any claim made against a shareholder of a series of the McMorgan Trust for any act or obligation of the series and satisfy any judgment thereon from the assets of the series. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by McMorgan Trust or a series of McMorgan Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable series is unable to meet its obligations to indemnify a shareholder.

     Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of MainStay Trust could, under certain circumstances, be held personally liable as partners for MainStay Trust's obligations. Even if, however, MainStay Trust was held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the MainStay Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the MainStay Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of MainStay Trust or the Trustees of the MainStay Trust. The MainStay Declaration of Trust also provides for indemnification out of MainStay Trust's property for any shareholder held personally liable for MainStay Trust's obligations. Thus, the Trustees of the MainStay Trust believe the risk of shareholder liability is also remote for MainStay Fund shareholders.

     SHAREHOLDER MEETINGS AND VOTING RIGHTS

     The McMorgan Trust Instrument provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; and (3) any additional matter relating to the McMorgan Trust as may be required by law, by the McMorgan Trust Instrument or as the Trustees may consider desirable. Except when a larger quorum is required by the applicable governing documents or other law, one-third of the outstanding shares entitled to vote in person or by proxy constitutes a quorum for the transaction of business at a shareholders' meeting. Matters presented at a meeting may be decided by a majority of the shares voted in person or by proxy, except with respect to the election of Trustees, which requires a plurality, or unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act.

     The MainStay Declaration of Trust provides that its shareholders shall have the power to vote only: (1) for the election of Trustees to the extent and as provided therein; (2) for the removal of Trustees to the extent and as provided therein; (3) with respect to any investment advisory or management contract; (4) for the termination of the MainStay Trust to the extent and as provided therein;
(5) with respect to amendments of the MainStay Declaration of Trust to the extent and as provided therein; (6) with respect to any merger, consolidation or sale of assets involving the MainStay Trust; (7) with respect to incorporation of the MainStay Trust; (8) to the same extent as stockholders of Massachusetts business corporations as to whether a claim should be brought as a class action or derivatively on behalf of the MainStay Trust, a series of the MainStay Trust or shareholders; (9) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (10) on such additional matters relating to the MainStay Trust as may be required or authorized by law, the MainStay Declaration of Trust, or the By-laws or any registration of the MainStay Trust with the SEC or any State, or as the Trustees may consider desirable.

     A majority of the holders of shares entitled to vote, represented in person or by proxy, is necessary to establish a quorum for the transaction of business at a meeting of shareholders. Except when a larger vote is required by law, by the MainStay Declaration of Trust, or by By-laws of the MainStay Trust, a majority of votes may decide any matter presented to the shareholders at the meeting, except that Trustees are elected by a plurality of votes.

COMPARISON OF INVESTMENT MANAGEMENT AGREEMENTS

     The Reorganization will result in shareholders moving from the McMorgan Fund, with McMorgan & Company as the investment adviser and NYLIM as the sub-adviser, to the MainStay Fund with NYLIM as the investment adviser. The principal terms of the Investment Advisory Agreement between the McMorgan Trust and McMorgan & Company that governs the management of the McMorgan Fund's assets (the "McMorgan Advisory Agreement") are substantially similar to the principal terms of the Amended and Restated Management Agreement between the MainStay Funds and NYLIM for the management of the MainStay Fund's assets (the "MainStay Advisory Agreement"). For information on the advisory fees paid to McMorgan & Company and NYLIM with respect to each Fund and pursuant to these agreements, please see "Comparison of Fees and Expenses," above.

     ADVISORY SERVICES

     Each agreement contains substantially similar provisions regarding the advisory services to be provided. The adviser to each Fund is obligated to manage the investment and reinvestment of the assets of its respective Fund. Each adviser is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions is obtained. NYLIM is explicitly required pursuant to the MainStay Advisory Agreement to keep all books and records of the MainStay Fund. The McMorgan Advisory Agreement contains no such explicit requirement, although, under that agreement, McMorgan & Company has undertaken to provide administrative duties which may generally be understood to include recordkeeping.

     NYLIM is explicitly authorized under the MainStay Advisory Agreement to delegate any or all of its duties to one or more sub-advisers or sub-administrators. The McMorgan Advisory Agreement contains no similar provision; however, neither does it prohibit such delegation.

     INVESTMENT ADVISER LIABILITY

     The McMorgan Advisory Agreement provides that McMorgan & Company will not be liable for the losses of the McMorgan Fund with respect to its obligations and duties under its Advisory Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the adviser. The MainStay Advisory Agreement provides that NYLIM will not be liable for the losses of the MainStay Fund with respect to its obligations and duties under agreement in the absence of willful misfeasance, bad faith or gross negligence by NYLIM. Additionally, both advisory agreements provide for indemnification of the adviser, its general partner, and the shareholders, directors, officers and employees against certain losses by the McMorgan Fund.

     TERMINATION OF THE AGREEMENTS

     Each agreement is subject to annual renewal by vote of the Fund's Trustees or by vote of the majority of the outstanding shares of the Fund. Each agreement otherwise allows for the termination of the agreement upon a majority vote of either the Trustees or the outstanding shares, upon 60 days' written notice to either party by the other or, as required under the 1940 Act, upon its assignment.

     EXEMPTIVE ORDER

     Each Fund and its investment adviser may rely on an exemptive order (the "Order") from the SEC permitting the investment adviser, on behalf of the Fund and subject to the approval of the Board of the Fund, including a majority of the Independent Trustees, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. This authority is subject to certain conditions. The Fund would notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new sub-adviser. The MainStay Fund, unlike the McMorgan Fund, has received shareholder approval to allow NYLIM, its investment adviser, to hire or terminate an unaffiliated sub-adviser and to modify any existing or future subadvisory agreement with an unaffiliated sub-adviser without shareholder approval. NYLIM has no current intention to employ an unaffiliated sub-adviser for the MainStay Fund.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund declares and pays income dividends, if any, quarterly, and capital gains, if any, annually. Each Fund pays dividends and other distributions on a per-share basis.

COMPARISON OF MINIMUM INITIAL AND SUBSEQUENT PURCHASE AMOUNTS

     An investor investing in McMorgan Fund Class shares of the McMorgan Fund ordinarily must invest at least $5,000 ($250 for retirement plans), and thereafter may make additional investments of at least $250. There are no investment minimums for Class Z shares of the McMorgan Fund. An individual investor investing in the Class I shares of the MainStay Fund ordinarily must initially invest at least $5,000,000 and thereafter may make an additional investment of any amount. McMorgan Fund shareholders receiving Class I shares of the MainStay Fund in the Reorganization will not be subject to any minimum purchase amounts for subsequent Class I share purchases after the Reorganization; provided, however, that if a shareholder redeems all Class I shares of the MainStay Fund held by the shareholder, such shareholder will need to meet the minimum initial investment amount described above with respect to any new purchases of Class I shares. With respect to the MainStay Fund, there is no minimum initial or subsequent purchase amounts for institutional investors.

OTHER COMPARATIVE INFORMATION

     The McMorgan Fund and MainStay Fund are series of different trusts that have different boards of trustees and certain different officers. The McMorgan Board has three independent Trustees and one interested Trustee; the MainStay Board has seven independent Trustees and one interested Trustee. See the Statement of Additional Information of the McMorgan Fund dated November 3, 2006, as supplemented, and the Statement of Additional Information of the MainStay Fund dated March 1, 2007, as supplemented, for a list of their respective Trustees and officers. The Funds also have different Chief Compliance Officers that oversee compliance programs that, while separate, are coordinated in many respects. The procedures followed by the Funds that are designed to prevent market timing are substantially the same.

     The Funds also have different independent accountants and legal counsel. The fiscal year-end for both Funds is October 31.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

     The Reorganization is part of a larger restructuring plan (the "Restructuring Plan") proposed by McMorgan and NYLIM. The consolidation will be effected by reorganizing certain funds in the McMorgan Trust into existing and new funds of the MainStay Trust, by liquidating the remaining funds in the McMorgan Trust, and by dissolving the McMorgan Trust. The Restructuring Plan was proposed by McMorgan and NYLIM in large part due to the fact that the relatively small asset size of the McMorgan Trust did not justify the expense of operating the McMorgan Trust as a separate entity and that the prospects for asset growth within the McMorgan Trust were limited.

     After reviewing the alternatives, McMorgan and NYLIM concluded that the best option for the shareholders of the McMorgan Fund was to combine the McMorgan Fund with the MainStay Fund in the Reorganization. McMorgan and NYLIM reasoned that the Reorganization would provide McMorgan Fund shareholders with the consistency of a substantially similar investment strategy and with the same investment team at a lower level of net operating expenses. At the same time, McMorgan and NYLIM offer McMorgan Fund shareholders the opportunity to exchange their McMorgan Fund shares for the Class I shares of the other funds in the MainStay Trust, and to purchase additional Class I shares of such funds, without sales load or minimum investment requirements.

     With the addition of the assets of the McMorgan Fund, the MainStay Fund expects to benefit from the Reorganization primarily by reducing the gross expense ratio of the MainStay Fund. McMorgan and NYLIM expect to benefit from the Reorganization by retaining the assets of the McMorgan Fund, increasing the assets of the MainStay Fund, and reducing their respective obligations to subsidize the expenses of the McMorgan Fund and the MainStay Fund.

BOARD CONSIDERATIONS

     NYLIM presented an initial restructuring proposal to the McMorgan Trust Board in May 2006. The McMorgan Trust Board, including its three independent trustees, considered this proposal at meetings held on May 16, 2006, May 22, 2006, August 23, 2006, and November 30, 2006. NYLIM presented a revised restructuring proposal to the McMorgan Trust Board in March 2007. The McMorgan Trust Board considered the revised proposal at a meeting held on March 15, 2007 and approved the Restructuring Plan, including the Reorganization, at a meeting held on June 6, 2007. The final terms of and documentation for the Reorganization were then ratified and approved by the McMorgan Trust Board at a meeting held on [August 21, 2007.]

     In conjunction with these meetings, the McMorgan Trust Board requested and received written materials and oral presentations from NYLIM and McMorgan & Company relating to the Reorganization. The independent trustees also had the opportunity to speak by telephone or in person with certain of the trustees and officers of the MainStay Trust. In addition, the McMorgan Trust Board was familiar with the past services and performance of NYLIM and its affiliates (as the current sub-adviser, administrator, accounting agent, and transfer agent for the McMorgan Fund), and had reviewed these services and performance at the same or previous meetings. During the deliberations of the McMorgan Trust Board, the McMorgan Trust was advised by outside fund counsel and the independent trustees were advised by separate independent trustees counsel.

     In evaluating the Reorganization, the McMorgan Trust Board, including the independent trustees, considered the following factors, among others:

     Investment Management. The McMorgan Trust Board reviewed the investment management services to be provided by the MainStay Fund. The McMorgan Fund and the MainStay Fund employ substantially the same portfolio management team. Although the investment objectives, strategies, restrictions and risks of the MainStay Fund are substantially similar to those of the McMorgan Fund, the MainStay Fund holds more portfolio securities than the McMorgan Fund and the tracking error of the MainStay Fund is higher than that of the McMorgan Fund. Since NYLIM became the sub-adviser of the McMorgan Fund in February 2005, the gross investment return (before expenses) of MainStay Fund has been slightly higher than that of the McMorgan Fund. The McMorgan Trust Board compared the terms of the existing advisory and sub-advisory agreements with McMorgan and NYLIM and the terms of the new investment advisory agreement with NYLIM.

     Fund Fees and Expenses. The McMorgan Trust Board compared the management fees and estimated annual operating expenses of the McMorgan Fund and the MainStay Fund. It was noted that the management fee rate for the MainStay Fund exceeded the current management fee rate for the McMorgan Fund. However, after applicable waivers and expense reimbursements, it was expected that the net annual operating expense ratio of the Class I shares of the MainStay Fund would be significantly lower than that of the McMorgan Fund Class shares and Class Z shares of the McMorgan Fund. In addition, before such waivers and expense reimbursements, it was expected that the gross annual operating expense ratio of the Class I shares of the MainStay Fund after consummation of the Reorganization would be lower than that of the McMorgan Fund Class shares and significantly lower than that of the Class Z shares of the McMorgan Fund. The lower gross annual operating expense ratio would be due primarily to the combination of assets of the McMorgan Fund and the MainStay Fund, the sharing of common expenses within the much larger MainStay Trust, and, with respect to the Class Z shares, the elimination of the 0.25% Rule 12b-1 fee. It was noted NYLIM had represented that, for two years, it would not recommend further changes in the fees or expenses of the MainStay Fund, subject to its fiduciary duty to manage the MainStay Fund in the best interests of shareholders. It was also noted that any reduction in the gross annual operating expenses of the MainStay Fund that exceeded the NYLIM waivers and expense reimbursements, or that could be recouped by NYLIM, would inure to the benefit of NYLIM, not the MainStay Fund.

     Distribution. The McMorgan Trust Board considered the relatively small size and limited growth prospects of the McMorgan Fund, as well as the current plans of NYLIM and its affiliates for marketing the shares of the MainStay Fund. The MainStay Trust is more widely distributed than the McMorgan Trust, creating a potential for growth in the assets of the MainStay Fund. Larger asset size can reduce transaction costs and improve portfolio diversification. Larger asset size also can give rise to economies of scale, as fixed costs are spread across a larger asset base and as breakpoints in asset-based fees, such as advisory fees, are achieved. It was noted that the Class Z shares of the McMorgan Fund currently pay a 0.25% Rule 12b-1 fee to help finance the distribution of those shares and that the Class I shares of the MainStay Fund do not charge such a fee. Absent the adoption of a Rule 12b-1 plan by the MainStay Trust Board and the shareholders of the MainStay Fund, any financing for the distribution of the Class I shares would need to be provided by NYLIM or its affiliates.

     Shareholder Services and Fees. The McMorgan Trust Board reviewed the effect of the Reorganization on the services to be provided to, and the fees to be paid directly by, the McMorgan Fund shareholders. It was noted that McMorgan Fund shareholders currently are permitted to exchange their shares for the Class I shares of other investment portfolios of the MainStay Trust and to purchase additional Class I shares from those portfolios, without incurring a sales load or meeting a minimum investment requirement, and that shareholders would retain such purchase and exchange privileges as shareholders of the MainStay Fund after the Reorganization. It was also noted that the MainStay Trust offered certain additional shareholder services, including an enhanced website and a 24 hour telephone call center.

     Other Service Providers. The McMorgan Trust Board considered the entities that would provide services to the MainStay Fund other than the investment manager. The McMorgan Fund and the MainStay Fund are served by the same distributor, administrator and accounting agent, sub-administrator and sub-accounting agent, transfer agent, sub-transfer agent and custodian, while the MainStay Fund employs a different independent registered public accounting firm and different outside legal counsel.

     Governance. The McMorgan Trust Board considered the governance structure of the MainStay Fund and the MainStay Trust. The MainStay Fund is managed by a Board of Trustees and officers, is governed by laws and organizational documents, and uses certain internal policies and procedures that are different from those of the McMorgan Fund. Among other things, the McMorgan Trust Board reviewed the qualifications of the MainStay Trust Board and officers and the compliance program and compliance history of the MainStay Trust. The McMorgan Trust Board also reviewed material differences in the laws, organizational documents and internal policies and procedures applicable to the MainStay Fund, and noted that after the Reorganization, the MainStay Trust Board and officers would have a duty to all shareholders of the MainStay Trust.

     The Reorganization Agreement. The McMorgan Trust Board considered the terms of the Reorganization Agreement, including valuation procedures, expenses and potential unassumed liabilities. It was noted that McMorgan Fund shareholders would receive MainStay Fund shares with the same aggregate value as their McMorgan Fund shares using the valuation procedures of the MainStay Fund. It was also noted that NYLIM is required to pay substantially all of the expenses of the Reorganization, except for the transaction costs and taxes associated with the liquidation of portfolio securities of the McMorgan Fund. The McMorgan Trust Board also noted that the McMorgan Trust, on behalf of the McMorgan Fund, and the MainStay Trust, on behalf of the MainStay Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

     Tax Consequences. The McMorgan Trust Board reviewed the tax consequences of the Reorganization. It was noted that the Reorganization was intended to qualify as a tax-free transaction for federal income tax purposes and that the closing of the Reorganization was conditioned on the receipt of a legal opinion regarding certain federal income tax consequences of the transaction. It was noted that most of the shareholders of the McMorgan Fund were tax exempt entities.

     Alternatives. The McMorgan Trust Board reviewed potential alternatives to the Reorganization, including keeping the McMorgan Fund in the McMorgan Trust as a standalone entity, liquidating the McMorgan Fund, merging the McMorgan Fund into a different fund within the MainStay family, and seeking an unaffiliated investment manager for the McMorgan Trust. The Reorganization was considered a better option for shareholders than keeping the McMorgan Fund in the McMorgan Trust or liquidating the McMorgan Fund, since the growth prospects of the McMorgan Fund were limited and the Reorganization provided shareholders the opportunity to receive substantially similar investment and other services at a reduced cost. In addition, it was not clear how long McMorgan was willing to subsidize the McMorgan Trust as a standalone entity. As to merging the McMorgan Fund into a different fund within the MainStay family, the MainStay Fund was deemed to be the best fit because of the similarity of its investment strategy and investment team and its expense structure. Seeking an unaffiliated investment manager for the McMorgan Trust was not considered a viable option because of the relatively small size of the McMorgan Trust and the advisory and other relationships between McMorgan and many of the shareholders of the McMorgan Trust.

     Other Factors. The McMorgan Trust Board also considered, among other factors, the ability of the existing shareholders of the McMorgan Fund to redeem their shares at net asset value, or to exchange their shares for the Class I shares of other MainStay funds, before the Reorganization; the general stability, reputation, financial condition, and resources of McMorgan, NYLIM and their affiliates; the fact that many of the current shareholders of the McMorgan Fund are investment advisory clients of or are otherwise associated with McMorgan; the potential benefits of the Reorganization to McMorgan, NYLIM, the MainStay Fund and their affiliates; and the continuation after the Reorganization of certain insurance and indemnification protections for the independent trustees of the McMorgan Trust.

     McMorgan Trust Board Conclusions. Based on these and other factors, the McMorgan Trust Board determined that the Reorganization was in the best interests of the McMorgan Fund and the McMorgan Fund's shareholders and that the interests of existing shareholders of the McMorgan Fund would not be diluted as a result of the Reorganization. The McMorgan Trust Board also resolved to call a meeting of the shareholders of the McMorgan Fund and recommend to shareholders that they vote to approve the Reorganization.

     MainStay Trust Board Conclusions. At its June 7, 2007 meeting, the MainStay Trust Board determined that the Reorganization was in the best interests of the MainStay Fund and the MainStay Fund's shareholders and that the interests of existing shareholders of the MainStay Fund would not be diluted as a result of the Reorganization.

THE REORGANIZATION AGREEMENT

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Below is a summary of the significant provisions of the Reorganization Agreement, which is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit A.

     The Reorganization Agreement contemplates the transfer of all of the assets of the McMorgan Fund and the assumption of all of the known liabilities of the McMorgan Fund by the MainStay Fund in exchange for shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the McMorgan Fund. The McMorgan Fund would then distribute to its shareholders the portion of the shares of the MainStay Fund to which each such shareholder is entitled, with each shareholder receiving shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, the McMorgan Fund would be liquidated and dissolved.

     If shareholders of the McMorgan Fund approve the Reorganization, NYLIM intends to transition the McMorgan Fund's portfolio securities prior to the Closing Date to more closely align with the holdings of the MainStay Fund. To accomplish this transition, NYLIM intends to sell certain of the McMorgan Fund's portfolio securities, while buying other securities. Any purchases of securities made by the McMorgan Fund during this period will be consistent with the investment policies and objectives of both Funds. It is expected that as a result of this transition process, the McMorgan Fund will experience portfolio turnover of approximately 15% to 25%, may realize capital gains (which would be passed to McMorgan Fund shareholders), and will incur associated transaction costs estimated to be approximately $40,000, which will be borne by McMorgan Fund shareholders.

     Shareholders of the McMorgan Fund will continue to be able to redeem or exchange their shares, as well as exchange their shares for Class I shares of other MainStay Funds. Redemption or exchange requests received after the Closing Date will be treated as requests received by the MainStay Fund for the redemption or exchange of its shares.

     Generally, the Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the McMorgan Trust or the MainStay Trust, on behalf of either the McMorgan Fund or the MainStay Fund, respectively. In addition, the McMorgan Trust, on behalf of the McMorgan Fund, and the MainStay Trust, on behalf of the MainStay Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the McMorgan Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Agreement inadvisable for the Fund it oversees.

TAX CONSEQUENCES OF THE REORGANIZATION

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the McMorgan Fund nor its shareholders, nor the MainStay Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the transactions contemplated by the Reorganization Agreement (provided that shareholders may recognize taxable income to the extent the McMorgan Fund pays dividends or other distributions prior to the Reorganization). As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sutherland Asbill & Brennan LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and representations made by the Funds.

     Immediately prior to the Reorganization, the McMorgan Fund and the MainStay Fund, to the extent necessary, will pay a dividend or dividends which, together with all previous dividends, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Any such distributions will result in McMorgan Fund taxable shareholders recognizing taxable income.

     While neither the McMorgan Fund nor the MainStay Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

EXPENSES OF THE REORGANIZATION

     Except for commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the McMorgan Fund in connection with the Reorganization, the expenses relating to the Reorganization will be borne by NYLIM. The costs of the Reorganization include, but are not limited to, preparation of the registration statement, printing and distributing this Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, expenses of holding shareholders' meetings, transfer taxes (if any), the fees of banks and transfer agents, and any and all other fees and expenses incurred with respect to the transactions contemplated herein.

MCMORGAN TRUST BOARD

     Upon consummation of the Restructuring Plan, the independent trustees will resign from the McMorgan Trust and their responsibilities for the McMorgan Trust will cease. NYLIM has agreed to make a one time payment to the independent trustees in recognition of their past services to the McMorgan Trust, the additional time and effort expended by them in reviewing the Restructuring Plan, and their availability to consult on matters relating to the McMorgan Trust after the Restructuring Plan is consummated. The amount of such payments will range from $22,000 to $76,500 and was based on a formula which took into account the current compensation of each independent trustee and the number of years each independent trustee served on the McMorgan Trust Board. The McMorgan Trust does not maintain a retirement plan for its independent trustees, and no payment will be made to the independent trustees by the McMorgan Trust or the McMorgan Fund. NYLIM has also agreed to maintain liability insurance coverage for the independent trustees for six years, and to indemnify the independent trustees from certain liabilities and expenses for three years, following the Reorganization. These insurance and indemnification obligations are subject to certain limitations and were designed to continue, in part, similar obligations that the McMorgan Trust currently owes to the independent trustees and that will not be available once the McMorgan Trust ceases.

CAPITALIZATION

     The following table shows the capitalization of the McMorgan Fund and the MainStay Fund as of April 30, 2007, and on a pro forma basis as of that date after giving effect to the Reorganization:

                                        NET ASSET
                                        VALUE PER      SHARES
                          NET ASSETS:     SHARE:    OUTSTANDING:
                         ------------   ---------   ------------
MCMORGAN FUND
   MCMORGAN FUND CLASS   $301,784,162     $27.64      7,300,290
   CLASS Z               $ 14,213,200     $27.61        514,727

MAINSTAY FUND
   CLASS I               $188,259,726     $15.55     12,108,479

PRO FORMA MAINSTAY FUND
   CLASS I               $215,997,382     $15.55     13,892,472

            INFORMATION ABOUT MANAGEMENT AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISERS

     MCMORGAN FUND. McMorgan & Company, One Bush Street, Suite 800, San Francisco, California 94104, serves as the investment manager of the McMorgan Fund. The predecessor company to McMorgan & Company was founded in 1969. McMorgan & Company is an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusted plans. As of June 30, 2007, McMorgan & Company had approximately $9 billion of assets under management.

     The McMorgan Fund is sub-advised by NYLIM, 51 Madison Avenue, New York, New York 10010. NYLIM commenced operations in April 2000, and is an independently managed, wholly-owned subsidiary of New York Life. As of June 30, 2007, NYLIM and its affiliates managed approximately $237 billion in assets. Prior to NYLIM becoming the sub-adviser to the McMorgan Fund on February 15, 2005, McMorgan & Company was the sole investment adviser for the McMorgan Fund.

     As sub-adviser to the McMorgan Fund, NYLIM, under the supervision of McMorgan & Company, is responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for it; and maintaining accurate records. For these services, NYLIM is paid a fee by McMorgan & Company, and not by the McMorgan Fund, in the amount of 0.25% of the average daily net assets of the McMorgan Fund; provided, however, that if McMorgan & Company, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the McMorgan Fund for expenses or waive any expense for the McMorgan Fund, then an amount equal to 50% of such reimbursement or waiver is deducted from the fee paid to NYLIM.

     A discussion regarding the basis for the McMorgan Trust Board's approval of the McMorgan Advisory Agreement and Subadvisory Agreements of the McMorgan Fund is available in the McMorgan Funds' Annual Reports covering the fiscal period ended June 30, 2007.

     MAINSTAY FUND. NYLIM, 51 Madison Avenue, New York, New York 10010, serves as the MainStay Fund's manager. In conformity with the stated policies of the MainStay Fund, NYLIM administers the MainStay Fund's business affairs and manages the investment operations of the MainStay Fund and the composition of the portfolio of the MainStay Fund, subject to the supervision of the Company Board. NYLIM commenced operations in April 2000 and is an independently managed, indirect wholly-owned subsidiary of New York Life. NYLIM provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for MainStay Fund.

     A discussion regarding the basis for the MainStay Trust Board's approval of the MainStay Advisory Agreement is available in the MainStay Funds' Annual Report covering the fiscal year ended October 31, 2006.

PORTFOLIO MANAGERS

     The portfolios of the Funds are managed by Harvey Fram, CFA. In addition, Migene Kim, CFA also serves as portfolio manager of the MainStay Fund.

     HARVEY FRAM, CFA. Mr. Fram is currently a Director at NYLIM. Prior to joining NYLIM in 2000, Mr. Fram was a Portfolio Manager and Research Strategist at Monitor Capital Advisors LLC (a former subsidiary of NYLIM). Mr. Fram is responsible for the management of quantitative equity portfolios. Prior to joining Monitor Capital Advisers LLC, he was a quantitative equity research analyst at ITG, a technology based equity brokerage firm. Mr. Fram was awarded his Chartered Financial Analyst (CFA) designation in 1999 and has an MBA from the Wharton School at the University of Pennsylvania.

     MIGENE KIM, CFA. Ms. Kim is has been part of the management team for the Funds since 2007. Prior to joining NYLIM in 2005, Ms. Kim spent seven years as a quantitative research analyst at INVESCO's Structured Products Group. She started her career as an analyst at the Market Risk Management Group of Chase Manhattan Bank in 1993. Ms. Kim earned her MBA in Financial Engineering from the MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. She is also a CFA charterholder.

OTHER SERVICE PROVIDERS

     DISTRIBUTOR. NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as McMorgan Trust's and MainStay Trust's distributor and principal underwriter (the "Distributor"). The Distributor is an indirect, wholly-owned subsidiary of New York Life Insurance Company, LLC.

     TRANSFER AGENT. NYLIM Service Company LLC, ("NYLIM SC") 169 Lackawanna Avenue, Parsippany, New Jersey 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM SC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund's cash dividends to shareholders. NYLIM SC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     The McMorgan Trust, on behalf of the McMorgan Fund, and NYLIM SC, on behalf of the MainStay Fund, have entered into a Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS"), located at 30 Dan Road, Canton, Massachusetts 02021-2809. Under the Agreement, BFDS is paid a fee per account, and receives transaction fees and reimbursements for out-of-pocket expenses incurred in performing certain transfer agency and shareholder recordkeeping services. In connection with providing these services, BFDS deposits cash received in connection with mutual fund transactions in demand deposit accounts with State Street Bank and Trust ("State Street") and retains the interest earnings generated from these accounts.

     ADMINISTRATOR. NYLIM serves as the administrator and accounting services agent for the Funds. The services include overseeing the sub-administrator's day-to-day administration of matters necessary to the Funds' operations, maintaining the books and records of the Funds, calculating each Fund's net asset value in accordance with the provisions of the Fund's current prospectus, and preparing various government reports, tax returns, and proxy materials on behalf of the Funds.

     SUB-ADMINISTRATION AND SUB-ACCOUNTING AGENT. State Street, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with the managers of the Funds. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting the managers of the Funds in conducting various aspects of the Funds' administrative operations. For providing these services to the Funds, State Street is compensated by the Funds' respective managers.

     CUSTODIAN. State Street serves as custodian for both Funds.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the independent registered public accounting firm for McMorgan Trust. KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, serves as the independent registered public accounting firm for MainStay Trust.

                                SHAREHOLDER GUIDE

     The following pages are intended to help you understand the costs associated with buying, holding and selling the MainStay Fund's Class I shares.

     SUMMARY OF CLASS I SHARES

                                          CLASS I
                                          -------
Initial sales charge                        None
Contingent deferred sales charge (CDSC)     None
Ongoing distribution and/or service fee
   (Rule 12b-1 fee)                         None

Shareholder service fee                     None
Redemption fee                              None
Purchase maximums                           None
Initial sales charge                        None
Small Account Fee                           $20

     CLASS I CONSIDERATIONS

     - You pay no initial sales charge or CDSC on an investment in Class I shares.

     -    You do not pay any ongoing service or distribution fees.

     -    You may buy Class I shares if you are an:

          -    INSTITUTIONAL INVESTOR

               - that is an employer-sponsored, association or other group retirement plan or employee benefit trust with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

               - that is a financial institution, endowment, foundation or corporation with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

               - that purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

          - INDIVIDUAL INVESTOR--who is initially investing at least $5 million in any fund offered by the MainStay Trust.

          - EXISTING CLASS I SHAREHOLDER--(i) who owned shares of the no-load class of any Fund in the Eclipse family of funds as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004.; (ii) who owned shares of the no-load class of any ICAP Fund as of August 28, 2006, which class was renamed MainStay Class I; or (iii) becomes a Class I shareholder by exchanging shares of any McMorgan Fund on or after July 2, 2007.

SMALL ACCOUNT FEES

     Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the funds have implemented a small account fee that was effective March 1, 2007. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including retirement plan services bundled accounts, investment-only retirement accounts, accounts with active AutoInvest plans or systematic investment programs where the fund deducts directly from the client's checking or savings account, NYLIM SIMPLE IRA Plan Accounts, SEP IRA Accounts and 403(b)(7) accounts that have been funded/established for less than 1 year, accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts). This small account fee will be deducted on or about March 1st and September 1st each year. The funds may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Trust by calling toll-free 1-800-MAINSTAY (1-800-624-6782) for more information.

COMPENSATION TO DEALERS

     Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the MainStay Fund and its shareholders. Such compensation varies depending upon the fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

     - The Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of MainStay Trust shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

     - The Distributor may pay a finder's fee or other compensation to third parties in connection with the sale of MainStay Fund shares and/or shareholders or account servicing arrangements.

     - The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

     - The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell MainStay Fund shares.

     - Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the MainStay Fund and to encourage the sale of the Fund's shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

     Although the MainStay Fund may use financial firms that sell Fund shares to make transactions for the Fund's portfolio, neither the MainStay Fund nor NYLIM will consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect those transactions.

     Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

     For more information regarding any of the types of compensation described above, see the MainStay Fund's SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY FUND SHARES

HOW TO OPEN YOUR ACCOUNT

     If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the MainStay Fund.

     If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

     You buy shares at NAV. NAV is generally calculated as of the close of regular trading (usually 4 p.m. Eastern Time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Good order means all the necessary information, signatures and documentation have been fully completed. Alternatively, MainStay Investments has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at the MainStay Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the MainStay Fund.

     When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Fund, or your financial advisor on its behalf, must obtain the following information for each person who opens a new account:

     -    Name;

     -    Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

FEDERAL LAW PROHIBITS THE MAINSTAY FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

     After an account is opened, the MainStay Fund may restrict your ability to purchase additional shares until your identity is verified. The MainStay Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

     The following minimums apply if you are investing in Class I shares of the MainStay Fund.

     - Individual Investors--$5 million for initial purchases of the MainStay Fund and no minimum subsequent purchase amount, and

     - Institutional Investors--no minimum initial or subsequent purchase amounts.

     A minimum initial investment amount may be waived for purchases by the boards, directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion.

     For existing Class I shareholders who became Class I shareholders by exchanging shares of any McMorgan Fund on or after July 2, 2007, there is no minimum initial or subsequent purchase amount.

BUYING AND SELLING MAINSTAY FUND SHARES

OPENING YOUR ACCOUNT - INDIVIDUAL SHAREHOLDERS

                                               HOW                                                      DETAILS
                  -----------------------------------------------------------   ----------------------------------------------------
BY WIRE:          You or your registered representative should call MainStay    The wire must include:
                  Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) to
                  obtain an account number and wiring instructions.  Wire the   -    name(s) of investor(s);
                  purchase amount to:
                                                                                -    your account number; and
                  State Street Bank and Trust Company
                                                                                -    the MainStay Fund's Name and Class of shares.
                  -    ABA #011-0000-28
                                                                                Your bank may charge a fee for the wire transfer.
                  -    MainStay Funds (DDA #99029415)

                  -    Attn: Custody and Shareholder Services

                  To buy shares the same day, MainStay Investments must receive your wired money by 4 p.m. Eastern Time.

BY PHONE:         Have your investment professional call MainStay Investments   MainStay Investments must receive your application
                  toll-free at 1-800-MAINSTAY (1-800-624-6782) between 8 a.m.   and check, payable to MainStay Funds in good order
                  and 6 p.m. Eastern Time any day the New York Stock Exchange   within three business days.  If not, MainStay
                  is open. Call before 4 p.m. to buy shares at the current      Investments can cancel your order and hold you
                  day's NAV.                                                    liable for costs incurred in placing it.

                                                                                Be sure to write on your check:

                                                                                -    name(s) of investor(s).

                                                                                -    your account number; and

                                                                                -    the MainStay Fund's name and Class of shares.

BY MAIL:          Return your completed application with a check for the        Make your check payable to MainStay Funds.
                  amount of your investment to:
                                                                                -    $1,000 minimum
                  MainStay Funds
                  P.O. Box 8401                                                 Be sure to write on your check:
                  Boston, Massachusetts 02266-8401
                                                                                -    name(s) of investor(s); and

                                                                                -    the MainStay Fund's name and Class of shares.

                  Send overnight orders to:

                  MainStay Funds
                  c/o Boston Financial Data Services
                  30 Dan Road
                  Canton, Massachusetts 02021-2809

BUYING ADDITIONAL SHARES OF THE MAINSTAY FUND - INDIVIDUAL SHAREHOLDERS

                                               HOW                                                      DETAILS
                  -----------------------------------------------------------   ----------------------------------------------------
BY WIRE:          Wire the purchase amount to:                                  The wire must include:

                  State Street Bank and Trust Company                           -    name(s) of investor(s);

                  -    ABA #011-0000-28                                         -    your account number; and

                  -    MainStay Funds (DDA #99029415)                           -    the MainStay Fund's Name and Class of shares.

                  -    Attn:  Custody and Shareholder Services                  Your bank may charge a fee for the wire transfer.

                  To buy shares the same day, MainStay Investments must receive your wired money by 4 p.m. Eastern Time.

ELECTRONICALLY:   Call MainStay Investments toll-free at 1-800-MAINSTAY         Eligible investors can purchase shares by using
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern Time any   electronic debits from a designated bank account.
                  day the New York Stock Exchange is open to make an ACH
                  purchase; call before 4 p.m. to buy shares at the current     The maximum ACH purchase amount is $100,000.
                  day's NAV; or visit us at www.mainstayfunds.com.

BY MAIL:          Address your order to:                                        Make your check payable to MainStay Funds.

                  MainStay Funds                                                Be sure to write on your check:
                  P.O. Box 8401
                  Boston, Massachusetts 02266-8401                              -    name(s) of investor(s); and

                                                                                -    the MainStay Fund's name and Class of shares.

                  Send overnight orders to:

                  MainStay Funds
                  c/o Boston Financial Data Services
                  30 Dan Road
                  Canton, Massachusetts 02021-2809

SELLING SHARES - INDIVIDUAL SHAREHOLDERS

                                               HOW                                                     DETAILS
                  -----------------------------------------------------------   ----------------------------------------------------
BY CONTACTING                                                                   -    You may sell (redeem) your shares through your
YOUR FINANCIAL                                                                       financial advisor or by any of the methods
ADVISOR:                                                                             described below.

BY PHONE:         TO RECEIVE PROCEEDS BY CHECK:                                 -    MainStay Investments will only send checks to
                                                                                     the account owner at the owner's address of
                  Call MainStay Investments toll-free at 1-800-MAINSTAY              record and generally will not send checks to
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern Time any        addresses on record for 30 days or less.
                  day the New York Stock Exchange is open.  Call before 4 p.m.
                  Eastern Time to sell shares at the current day's NAV.              -    The maximum order MainStay Investments can
                                                                                     process by phone is $100,000.

                  TO RECEIVE PROCEEDS BY WIRE:                                  -    Generally, after receiving your sell order by
                                                                                     phone, MainStay Investments will send the
                  Call MainStay Investments toll-free at 1-800-MAINSTAY              proceeds by bank wire to your designated bank
                  (1-800-624-6782) between 8 a.m. and 6 p.m. Eastern Time any        account the next business day, although it may
                  day the New York Stock Exchange is open.  Eligible                 take up to seven days to do so. Your bank may
                  investors may sell shares and have proceeds electronically         charge you a fee to receive the wire transfer.
                  credited to a designated bank account.
                                                                                -    MainStay Investments must have your bank
                                                                                     account information on file.

                                                                                -    The minimum wire transfer amount is $1,000.

                  TO RECEIVE PROCEEDS ELECTRONICALLY BY ACH:  Call MainStay     -    MainStay Investments must have your bank
                  Investments toll-free at                                           account information on file.
                  1-800-MAINSTAY (1-800-624-6782) between 8 a.m. and 6 p.m.
                  Eastern Time any day banks and the New York Stock Exchange    -    Proceeds may take 2-3 days to reach your bank
                  are open; or visit us at                                           account.

                                                                                -    There is no fee from MainStay Investments for
                                                                                     this transaction.

                                               HOW                                                     DETAILS
                  -----------------------------------------------------------   ----------------------------------------------------
                  www.mainstayfunds.com.                                        -    The maximum ACH transfer amount is $100,000.

BY MAIL:          Address your order to:                                        Write a letter of instruction that includes:

                  MainStay Funds                                                *    your name(s) and signature(s);
                  P.O. Box 8401
                  Boston, Massachusetts 02266-8401                              *    your account number;

                  Send overnight orders to:                                     *    the MainStay Fund's name and Class of shares;
                                                                                     and
                  MainStay Funds
                  c/o Boston Financial Data Services                            *    dollar or share amount you want to sell.
                  30 Dan Road
                  Canton, Massachusetts 02021-2809                              Obtain a MEDALLION SIGNATURE GUARANTEE or other
                                                                                documentation, as required.

                                                                                There is a $15 fee for checks mailed to you via
                                                                                overnight service.

GENERAL POLICIES

BUYING SHARES

     - All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers' checks, personal money orders, credit card convenience checks, cash or starter checks.

     - MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

     - If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the MainStay Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

     - The MainStay Fund may, in its discretion, reject, in whole or in part, any order for the purchase of shares.

     - To limit the MainStay Fund's expenses, the MainStay Trust does not issue share certificates.

SELLING SHARES

     - If you have share certificates, you must return them with a written redemption request.

     - Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

     - If you buy shares by check or by ACH purchase and quickly decide to sell them, the MainStay Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

     - There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

     - Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

     - Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

     - MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

     - MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:

          - MainStay Investments does not have on file required bank information to wire funds;

          -    the proceeds from the sale will exceed $100,000;

          - the proceeds of the sale are to be sent to an address other than the address of record; or

          - the proceeds are to be payable to someone other than the account holder(s).

     - In the interest of all shareholders, the MainStay Fund reserves the right to:

          - change or discontinue the exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

          - change or discontinue the systematic withdrawal plan upon notice to shareholders; and/or

          -    change the minimum investment amounts.

ADDITIONAL INFORMATION

     The policies and fees described in this Proxy Statement/Prospectus govern transactions with the MainStay Fund. If you invest through a third party--e.g., a bank, broker, 401(k), financial advisor or financial supermarket--there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

     From time to time, the MainStay Fund may close and reopen to new investors or new share purchases at its discretion. If the MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in the MainStay Fund. If the MainStay Fund is closed to new investors, you may not exchange shares from other funds offered by the MainStay Trust for shares of the MainStay Fund unless you are already a shareholder of the MainStay Fund.

MEDALLION SIGNATURE GUARANTEES

     A Medallion Signature Guarantee helps protect against fraud. To protect your account, the MainStay Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

     Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

INVESTING FOR RETIREMENT

     Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact us at 1-800-MAINSTAY (1-800-624-6782) for further details.

     You can purchase shares of the MainStay Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the MainStay Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

     Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

[Sidebar begins]: Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied.

     Convenient, Yes... But Not Risk-Free.

     Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using MainStay's Audio Response System or the internet, you bear the risk of any loss from your errors unless the MainStay Fund or MainStay Investments fail to use established safeguards for your protection. These safeguards are among those currently in place at the MainStay Funds:

     -    all phone calls with service representatives are tape recorded; and

     - written confirmation of every transaction is sent to your address of record.

The MainStay Fund and MainStay Investments reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

[Sidebar ends]

PURCHASES-IN-KIND

     You may purchase shares of the MainStay Fund by transferring securities to the MainStay Fund in exchange for MainStay Fund shares ("in kind purchase"). In kind purchases may be made only upon the MainStay Fund's approval and determination that the securities are acceptable investments for the Fund, and are purchased consistent with the MainStay Fund's procedures relating to in kind purchases.

REDEMPTIONS IN KIND

     The MainStay Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the MainStay Fund's portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing--Individual Shareholders Only

The MainStay Fund offers three automatic investment plans:

     1. AutoInvest. If you obtain authorization from your bank, you can automatically debit your designated bank account to:

          -    make regularly scheduled investments; and/or

          -    purchase shares whenever you choose.

     2. Dividend reinvestment. Automatically reinvest dividends and distributions from the MainStay Fund back into the Fund or into the same Class of any other MainStay Fund.

     3. Payroll deductions. If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN--INDIVIDUAL SHAREHOLDERS ONLY

     Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form. The MainStay Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

EXCHANGING SHARES AMONG MAINSTAY TRUST

     You exchange shares when you sell all or a portion of shares in a fund offered by the MainStay Trust and use the proceeds to purchase shares of the same class of another fund offered by the MainStay Trust at NAV. An exchange of shares of one fund for shares of another fund will be treated as a sale of shares of the first fund and as a purchase of shares of the second fund. Any gain on the transaction may be subject to taxes. You may make exchanges from a fund offered by the MainStay Trust to another such fund by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one fund offered by the MainStay Trust to the same class of another such fund. While shareholders generally may not exchange shares between classes, effective July 2, 2007, shareholders of McMorgan Class and Class Z shares of any series of the McMorgan Trust may exchange their shares for Class I shares of any other MainStay Fund.

     You may also exchange shares of the MainStay Fund for the Class I shares, if offered, of any series of certain other open-end investment companies sponsored, advised, or administered by NYLIM or any affiliate thereof, which are offered in separate prospectuses, including:

- MainStay All Cap Growth Fund
- MainStay Balanced Fund
- MainStay Capital Appreciation Fund
- MainStay Cash Reserves Fund
- MainStay Common Stock Fund
- MainStay Conservative Allocation Fund
- MainStay Diversified Income Fund
- MainStay Floating Rate Fund
- MainStay Global High Income Fund
- MainStay Government Fund
- MainStay Growth Allocation Fund
- MainStay Growth Equity Fund*
- MainStay High Yield Corporate Bond Fund
- MainStay ICAP Equity Fund
- MainStay ICAP International Fund
- MainStay ICAP Select Equity Fund
- MainStay Income Manager Fund
- MainStay Indexed Bond Fund
- MainStay Intermediate Term Bond Fund
- MainStay International Equity Fund
- MainStay Large Cap Growth Fund
- MainStay Large Cap Opportunity Fund*
- MainStay MAP Fund
- MainStay Mid Cap Growth Fund
- MainStay Mid Cap Opportunity Fund
- MainStay Mid Cap Value Fund
- MainStay Moderate Allocation Fund
- MainStay Moderate Growth Allocation Fund
- MainStay Retirement 2010 Fund
- MainStay Retirement 2020 Fund
- MainStay Retirement 2030 Fund
- MainStay Retirement 2040 Fund
- MainStay Retirement 2050 Fund
- MainStay S&P 500 Index Fund
- MainStay Short Term Bond Fund
- MainStay Small Cap Growth Fund
- MainStay Small Cap Opportunity Fund
- MainStay Small Cap Value Fund
- MainStay Total Return Fund
- MainStay Value Fund
- MainStay 130/30 Core Fund
- MainStay 130/30 Growth Fund
- MainStay 130/30 International Fund

*    Offered only to residents of Connecticut, Maryland, New Jersey, and New
     York.

     Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution by calling The Mainstay Funds at 1-800-MAINSTAY (1-800-624-6782).

     You may not exchange shares of the MainStay Fund for shares of another fund in the MainStay Fund complex that is closed to new investors unless you are already a shareholder of that fund. You may not exchange shares of a fund offered by the MainStay Trust for shares of another such fund that is closed to new share purchases or not offered for sale in your state.

     The exchange privilege is not intended as a vehicle for short term trading, nor is the MainStay Fund designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges" in this section).

     The MainStay Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

EXCESSIVE PURCHASES AND REDEMPTIONS OR EXCHANGES

     The MainStay Fund is not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of the MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the MainStay Fund's investment strategies or negatively impact the MainStay Fund's performance. For example, NYLIM might have to maintain more of the MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. To the extent that the MainStay Fund invests in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities), it may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchange but prior to the close of the New York Stock Exchange. Accordingly, the MainStay Trust Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. The MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

     The MainStay Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Fund. In addition, the MainStay Fund reserves the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Proxy Statement/Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect the MainStay Fund or its operations, including those from any individual or group who, in the MainStay Fund's judgment, is likely to harm shareholders. Pursuant to the MainStay

Fund's policies and procedures, the MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Chief Compliance Officer of the MainStay Trust, among others, and are subject to MainStay Trust Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund's policies and procedures, the MainStay Fund does not accommodate, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

     The MainStay Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in the MainStay Fund's shares. As part of this surveillance process, the MainStay Fund examines transactions in the MainStay Fund's shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, the MainStay Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60 day period in the MainStay Fund. The MainStay Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate the MainStay Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Chief Compliance Officer of the Mainstay Trust that such investment programs and strategies are consistent with the foregoing.

     While the MainStay Fund discourages excessive or short-term trading, there is no assurance that the MainStay Fund or its procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Fund's ability to reasonably detect all such trading may be limited, for example, where the MainStay Fund must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to the MainStay Fund's shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

DETERMINING THE MAINSTAY FUND'S SHARE PRICES (NAV) AND THE VALUATION OF SECURITIES.

     The MainStay Fund generally calculates the value of the Fund (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time) every day the Exchange is open. The MainStay Fund does not determine NAV on days the Exchange is closed. The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share for a class of shares is determined by dividing the value of the MainStay Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the MainStay Fund's investments is generally based on current market prices. If current market values are not available or, in the judgment of NYLIM, do not accurately reflect the fair value of a security, investments will be valued by another method that the MainStay Trust Board believes in good faith accurately reflects fair value. Changes in the value of the MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless NYLIM deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the MainStay Trust Board. The MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. The NAV of the MainStay Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

     The MainStay Trust Board has adopted valuation procedures for the MainStay Fund and has delegated day-to-day responsibility for fair value determinations to the MainStay Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the MainStay Trust Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The MainStay Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets.

PORTFOLIO HOLDINGS INFORMATION

     A description of the MainStay Fund's policies and procedures with respect to the disclosure of the MainStay Fund's portfolio securities holdings is available in the MainStay Fund's SAI. MainStay Trust publishes quarterly a list of the MainStay Fund's ten largest holdings and publishes monthly a complete schedule of the MainStay Fund's portfolio holdings on the Internet at www.mainstayfunds.com. You may also obtain this information by calling toll-free 1-800-MAINSTAY (1-800-624-6782). Disclosure of the MainStay Fund's schedule of portfolio holdings is provided monthly no earlier than 30 days after the end of the reported month. In addition, disclosure of the MainStay Fund's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The MainStay Fund's quarterly holdings information is also provided in the annual report and semiannual report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

[Sidebar begins:]

FUND EARNINGS

If you prefer to reinvest dividends and/or capital gains in another fund, you must first establish an account in that class of shares of that fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the MainStay Fund's SAI.

BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

[Sidebar ends]

Dividends and Interest. Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

When the MainStay Fund Pays Dividends. The MainStay Fund declares and pays any dividends, to the extent income is available, at least once a year, typically in December. The MainStay Fund declares and pays dividends quarterly. Dividends are normally paid on the first business day of each quarter after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Capital Gains. The MainStay Fund earns capital gains when it sells securities at a profit.

When the MainStay Fund Pays Capital Gains. The MainStay Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings. You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

     1.   Reinvest dividends and capital gains in:

               -    the MainStay Fund; or

               - another fund of your choice (other than a fund that is closed, either to new investors or to new share purchases).

     2. Take the dividends in cash and reinvest the capital gains back in the MainStay Fund.

     3. Take the capital gains in cash and reinvest the dividends back in the MainStay Fund.

     4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the MainStay Fund.

     5.   Take dividends and capital gains in cash.

     6. Reinvest all or a percentage of the capital gains in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the MainStay Fund.

     7. Reinvest all or a percentage of the dividends in another fund (other than a fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the MainStay Fund.

     If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the MainStay Fund.

UNDERSTAND THE TAX CONSEQUENCES OF INVESTING IN THE MAINSTAY FUND

     Most of Your Earnings are Taxable. Virtually all of the dividends and capital gains distributions you receive from the MainStay Fund are taxable, whether you take them as cash or automatically reinvest them. The MainStay Fund's realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold MainStay Fund shares. If the MainStay Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of the MainStay Fund will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

     For individual shareholders, a portion of the dividends received from the MainStay Fund may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the MainStay Fund receives qualified dividend income from domestic corporations and certain qualified foreign corporations and certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the MainStay Fund may qualify for the corporate dividends received deduction.

     Since many of the stocks in which the MainStay Fund invest do not pay significant dividends, it is not likely that a substantial portion of the distributions by the Fund will qualify for the 15% maximum rate. For corporate shareholders, a portion of the dividends received from the MainStay Fund may qualify for the corporate dividends received deduction.

     MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

     The MainStay Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

     Exchanges. An exchange of shares of the MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the MainStay Trust Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the McMorgan Fund on or about September [24], 2007. Only shareholders of record as of the close of business on August 8, 2007 (the "Record Date"), will be entitled to notice of, and to vote at, the Special Meeting. Holders of McMorgan Fund Class and Class Z shares will vote together on proposals presented at the Special Meeting. If the Reorganization is not approved by shareholders, the McMorgan Fund Board will consider other options, which may include liquidating the McMorgan Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal or continuing to operate the McMorgan Fund in its present form for a period of time.

     The votes of the shareholders of the MainStay Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

     VOTING OF PROXIES. If you attend the Special Meeting you may vote in person. If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     You may also authorize your proxy through touch-tone telephone or by Internet. These options require you to input a control number, which is located on each proxy card. After inputting these numbers, you will be prompted to authorize your proxy on the Proposal. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

     A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by (1) delivering to the McMorgan Fund written notice of the revocation, (2) delivering to the McMorgan Fund a proxy with a later date, or (3) voting in person at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon.

     In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to the Proposal, such proxy will be voted FOR the Reorganization and in the discretion of the proxy holder with regard to any other proposal.

     QUORUM REQUIREMENTS. A quorum of shareholders is necessary to hold a valid meeting and to consider the Proposal. The presence in person or by proxy of the holders of one-third of the shares of beneficial interest of the McMorgan Fund on the Record Date constitutes a quorum. The following chart reflects the number of shares outstanding of each class of the McMorgan Fund as of the Record Date:

MCMORGAN FUND            NUMBER OF SHARES
----------------------   ----------------
   McMorgan Fund Class
   Class Z
   Total

     VOTES NECESSARY TO APPROVE THE PROPOSAL. Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the McMorgan Fund's shares present at the special meeting if more than 50% of the outstanding shares of the McMorgan Fund are present, or (ii) more than 50% of the outstanding shares of the McMorgan Fund. Shares of the McMorgan Fund will be voted collectively, and not on a class-by-class basis.

     EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES". The McMorgan Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the McMorgan Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum. Abstentions and broker non-votes will not, however, be counted as votes in favor of a Proposal. Therefore, abstentions and broker non-votes will have the effect of a vote against the Proposal.

     ADJOURNMENTS. If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve the Proposal have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of the Proposal and will vote against any such adjournment with respect to those proxies which may be voted against the Proposal.

     PAYMENT OF SOLICITATION EXPENSES. The cost of the Special Meeting, including costs of solicitation of proxies and voting instructions, will be borne by NYLIM. Proxies are solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of NYLIM, McMorgan Trust, their respective affiliates, or, in NYLIM's discretion, a commercial firm retained for this purpose. NYLIM has retained D.F. King & Co., Inc. to provide proxy solicitation services in connection with the Special Meeting at an estimated cost of $1,706. NYLIM may incur additional expenses as a result of this proxy solicitation.

     OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING. McMorgan Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If any other matters come before the Special Meeting, including any proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganization, it is the intention of McMorgan Trust that proxies not containing specific restrictions to the contrary will be voted as described above under "Adjournments" with respect to proposals to adjourn the meeting to solicit additional proxies in favor of the Reorganization and in the discretion of the proxy holder on any other matters.

                                OTHER INFORMATION

RECEIPT OF SHAREHOLDER PROPOSALS

     As in the past, the McMorgan Trust Board does not intend to call regular annual meetings of shareholders of the McMorgan Trust. If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the McMorgan Trust, if any, such proposal must be received by the McMorgan Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act (such as to approve a new investment advisory agreement for the McMorgan Fund or to remove Trustees) or as they may determine in their discretion.

FINANCIAL HIGHLIGHTS

     The fiscal year-end of McMorgan Trust and the fiscal year-end of MainStay Trust is October 31. Prior to July 10, 2007, the fiscal year for the McMorgan Trust was June 30. The financial highlights of the MainStay Fund that are contained in Exhibit B have been derived from financial statements audited by KPMG LLP, the MainStay Funds' independent registered public accounting firm for years ended October 31, 2006, 2005 and 2004 and other auditors audited years presented through October 31, 2003.

SHAREHOLDER REPORTS

     The MainStay Trust and the McMorgan Trust will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of The Mainstay Funds and the McMorgan Funds, respectively (and any subsequent semi-annual reports). Such requests may be directed to MainStay Trust by (1) contacting the Distributor of The Mainstay Funds' shares by writing NYLIFE Distributors LLC, attn: MainStay Trust, 169 Lackawanna Avenue, Parsippany, New Jersey 07054; or (2) by calling toll-free 1-800-MAINSTAY (1-800-624-6782) and to the McMorgan Trust by calling toll-free 1-800-317-8028. Please include the name or names of the specific Fund or Funds for which you request reports.

INFORMATION REQUIREMENTS

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL HOLDERS

     As of the Record Date, (1) the current officers and Trustees of the McMorgan Trust, in the aggregate beneficially owned less than 1% of a class of shares of the McMorgan Fund, and (2) the current officers and Trustees of the MainStay Trust, in the aggregate beneficially owned less than 1% of a class of shares of the MainStay Fund. A list of the 5% shareholders of the McMorgan Fund and the MainStay Fund as of the Record Date are listed on Exhibit C.

VOTE OF MCMORGAN FUND SHARES BY MCMORGAN & COMPANY

     McMorgan and/or its affiliates have the discretion to vote some of the McMorgan Fund's shares on this proposal. McMorgan Trust has been advised by McMorgan & Company that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization ("AGREEMENT") is made as of ________, 2007, by and between McMorgan Funds, a Delaware statutory trust ("MCMORGAN FUNDS"), on behalf of its investment portfolio, the McMorgan Equity Investment Fund (the "ACQUIRED FUND"), and The MainStay Funds, a Massachusetts business trust ("MAINSTAY FUNDS"), on behalf of its investment portfolio, the MainStay Common Stock Fund (the "ACQUIRING FUND" and, together with the Acquired Fund, the "FUNDS"). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of New York ("NYLIM"), joins this Agreement solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2.

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "CODE"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class I shares of beneficial interest of the Acquiring Fund (the "ACQUIRING FUND SHARES"), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund specified in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "REORGANIZATION").

     The Board of Trustees of McMorgan Funds has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

     The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

                    THE REORGANIZATION AND FUND TRANSACTIONS

     1.1 The Reorganization. Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), McMorgan Funds shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund, to MainStay Funds on behalf of the Acquiring Fund, and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to McMorgan Funds on behalf of the Acquired Fund, full and fractional Class I Acquiring Fund Shares (to the third decimal place). The number of Class I Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

     1.2 Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the "ASSETS").

     1.3 Liabilities of the Acquired Fund. The Acquired Fund will use its best efforts to discharge all of its known liabilities and obligations prior to the Effective Time. The Acquiring Fund shall assume the liabilities of the Acquired Fund that are set forth on the Acquired Fund's Statement of Assets and Liabilities as of the Effective Time that is delivered pursuant to paragraph 6.2(b) and included in the calculation of net asset value ("NAV") as of the Effective Time, or incurred in the ordinary course of business consistent with past practice (collectively, the "LIABILITIES"). On or as soon as practicable prior to the Effective Time, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions, which, together with all previous dividends, will have the effect of distributing to the Acquired Fund Shareholders (as defined in paragraph 1.4) substantially all (and in no event less than 98%) of the Acquired Fund's previously undistributed investment company taxable income, if any (computed without regard to any deduction for dividends paid), net exempt-interest income, if any, and net capital gain, if any, for all taxable years (including the current taxable year) ending on or prior to the Effective Time.

     1.4 Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), McMorgan Funds, on behalf of the Acquired Fund, will distribute the Class I Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the McMorgan Fund Class and Class Z shares of the Acquired Fund determined as of the Effective Time (the "ACQUIRED FUND SHAREHOLDERS") in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Class I Acquiring Fund Shares to be so credited to McMorgan Fund Class and Class Z Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the "ACQUIRED FUND SHARES") of the corresponding class owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class I Acquiring Fund Shares in connection with such exchange.

     1.5 Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent (as defined in paragraph 3.3).

     1.6 Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

                                   ARTICLE II

                                    VALUATION

     2.1. Net Asset Value of the Acquired Fund. The net asset values of the McMorgan Fund Class and Class Z Acquired Fund Shares shall be the net asset values computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then-current prospectuses and statement of additional information of the Acquiring Fund.

     2.2. Net Asset Value of the Acquiring Fund. The net asset value of the Class I Acquiring Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the then-current prospectuses and statement of additional information of the Acquiring Fund.

     2.3. Calculation of Number of Acquiring Fund Shares. The number of Class I Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be determined by dividing the value of the net assets of the Acquired Fund attributable to McMorgan Fund Class and Class Z Acquired Fund Shares, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per Class I Acquiring Fund Share determined in accordance with the valuation procedures referred to in paragraph 2.2.

     2.4. Joint Direction of Calculation. All computations of value with respect to both the Acquired Fund and the Acquiring Fund shall be made by State Street Bank and Trust Company ("STATE STREET"), in its capacity as accounting agent for the Funds. Such computations shall be evaluated by NYLIM, in its capacity as administrator for the Funds, in consultation with McMorgan & Company LLC, the investment adviser to the Acquired Fund. Such computations shall be subject to confirmation by the Acquired Fund's and Acquiring Fund's respective transfer agents and independent accountants.

     2.5 Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange ("NYSE")) on the Closing Date (as defined in paragraph 3.1) (the "EFFECTIVE TIME").

                                   ARTICLE III

                                     CLOSING

     3.1 Closing. The Reorganization, together with related acts necessary to consummate the same ("CLOSING"), shall occur at NYLIM's principal office on or about November 27, 2007, or at such other place and/or on such other date as to which the parties may agree (the "CLOSING DATE"). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

     3.2 Transfer and Delivery of Assets. McMorgan Funds shall direct State Street, as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street, as custodian for the Acquiring Fund, to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. State Street shall deliver to those persons at State Street who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 ACT"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

     3.3 Share Records. McMorgan Funds shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund (the "TRANSFER AGENT"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding McMorgan Fund Class and Class Z Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund.

     3.4 Postponement of Effective Time. In the event that at the Effective Time
(a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "EXCHANGE") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of McMorgan Funds or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations and Warranties of McMorgan Funds. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of McMorgan Funds, McMorgan Funds, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

     (a) The Acquired Fund is a duly established series of McMorgan Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) McMorgan Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the McMorgan Fund Class and Class Z Acquired Fund Shares under the Securities Act of 1933, as amended (the "1933 ACT"), is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by McMorgan Funds on behalf of the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 ACT"), and the 1940 Act, and such as may be required under state securities laws.

     (d) The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as set forth on Schedule 4.1(e) hereof.

     (f) McMorgan Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware Law or a material violation of its Certificate of Trust, Trust Instrument and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which McMorgan Funds, on behalf of the Acquired Fund, is a party or by which it is bound.

     (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, targeted return index securities, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

     (h) Except as otherwise disclosed to and accepted by MainStay Funds, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. McMorgan Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2007 have been audited by Tait, Weller & Baker LLP, independent accountants ("TWB"), and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     (j) Since June 30, 2007, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

     (k) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquired Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (l) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Time, and before the Effective Time will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the period ending at the Effective Time.

     (m) All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

     (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of McMorgan Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of McMorgan Funds on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     (p) The combined proxy statement and prospectus (the "PROXY STATEMENT") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

     4.2 Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, as follows:

     (a) The Acquiring Fund is a duly established series of MainStay Funds, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

     (b) MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Class I Acquiring Fund Shares under the 1933 Act is in full force and effect.

     (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds on behalf of the

          Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

     (d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     (e) At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, other than as set forth on Schedule 4.2(e) hereof.

     (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of MainStay Funds' Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

     (g) Except as otherwise disclosed to and accepted by McMorgan Funds, on behalf of the Acquired Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

     (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2006 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     (i) Since October 31, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund in writing. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change.

     (j) At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (k) For each taxable year of its operation (including the taxable year ending at the Effective Time), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Time.

     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of MainStay Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

     (m) The Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund's shares.

     (n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

     (o) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

     4.3 Representation and Warranty of NYLIM. NYLIM represents and warrants to McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of NYLIM, and this Agreement will constitute a valid and binding obligation of NYLIM, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

                                    ARTICLE V

                            COVENANTS AND AGREEMENTS

     5.1 Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 Meeting of Shareholders. McMorgan Funds will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

     5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. Proxy Statement/Prospectus and Registration Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement to be included in a Registration Statement on Form N-14 (the "REGISTRATION STATEMENT"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class I Acquiring Fund Shares received at the Closing.

     5.8 Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 Other Instruments. McMorgan Funds, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm
(a) McMorgan Funds', on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds', on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

     5.11 Waiver and Reimbursement of Acquiring Fund Fees and Expenses. For a period of two years after the Closing Date, NYLIM will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of Class I shares of the Acquiring Fund so that the total ordinary operating expenses (total operating expenses excluding underlying fund expenses, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses related to the purchase or sale of portfolio investments) of such Class I shares do not exceed the annual rate of 0.75% of the average daily net assets attributable to such Class I shares.

     5.12 Board Information. NYLIM represents, warrants and covenants to McMorgan Funds that the information provided by NYLIM to the Board of Trustees of McMorgan Funds in connection with its review of the Reorganization is materially accurate and complete and that, to the best of its knowledge, NYLIM has provided all information concerning McMorgan Funds, MainStay Funds and the Reorganization it believes is reasonably necessary for the Board of Trustees of McMorgan Funds to evaluate the Reorganization.

                                   ARTICLE VI

                              CONDITIONS PRECEDENT

     6.1 Conditions Precedent to Obligations of Acquired Fund. The obligations of McMorgan Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at McMorgan Funds' election, to the following conditions:

     (a) All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to McMorgan Funds, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as McMorgan Funds shall reasonably request.

     (c) MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

     (d) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

     (e) At or before the Effective Time, the Acquired Fund shall have received the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund for the fiscal year ended October 31, 2007 that have been audited by TWB (the "AUDITED OCTOBER 31, 2007 FINANCIAL STATEMENTS"), and a certification from TWB that: (1) TWB has performed a review of subsequent events from October 31, 2007 through the period ending on the day immediately before the date when the Effective Time occurs in a manner consistent with GAAP and other applicable accounting principles and standards, and (2) the subsequent events review did not reveal any additional information, events or basis requiring or necessitating the addition, deletion or other modification to the Audited October 31, 2007 Financial Statements or notes thereto.

     (f) The Acquiring Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) substantially all of its investment company taxable income, net tax-exempt interest income, if any, and all net realized capital gains, if any, for the fiscal year ended October 31, 2007; and (ii) any undistributed investment company taxable income, net tax-exempt interest income, and net realized capital gains from any period to the extent not otherwise already distributed.

     6.2 Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds' election, to the following conditions:

     (a) All representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) McMorgan Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of McMorgan Funds.

     (c) McMorgan Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of McMorgan Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

     (d) McMorgan Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by McMorgan Funds, on behalf of the Acquired Fund, on or before the Effective Time.

     (e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

     (f) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) substantially all of its investment company taxable income, net tax-exempt interest income, if any, and all net realized capital gains, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income, net tax-exempt interest income, and net realized capital gains from any period to the extent not otherwise already distributed.

     6.3 Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, McMorgan Funds, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     (a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of McMorgan Funds' Certificate of Trust, Trust Instrument and By-Laws, applicable Delaware law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

     (b) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of McMorgan Funds or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     (c) All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by McMorgan Funds and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     (d) The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) McMorgan Funds and MainStay Funds shall have received an opinion of Sutherland Asbill & Brennan LLP ("SUTHERLAND") as to federal income tax matters (the "TAX OPINION") substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          (1) The Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (2) No gain or loss will be recognized by the Acquired Fund (a) on the transfer of its Assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Liabilities (if any) of the Acquired Fund, and
               (b) the subsequent distribution by the Acquired Fund of those shares to the shareholders of the Acquired Fund.

          (3) No gain or loss will be recognized by the Acquiring Fund on receipt of the Assets transferred to it by the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of the Liabilities (if any) of the Acquired Fund.

          (4) The Acquiring Fund's basis in the Assets received from the Acquired Fund will be the same as the Acquired Fund's basis in those assets immediately prior to the Reorganization.

          (5) The Acquiring Fund's holding period for the transferred Assets will include the Acquired Fund's holding period therefor.

          (6) No gain or loss will be recognized by the Acquired Fund Shareholders on the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund.

          (7) An Acquired Fund Shareholder's basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the shares of the Acquired Fund surrendered in exchange therefor.

          (8) An Acquired Fund Shareholder's holding period in the shares of the Acquiring Fund received in the Reorganization will include the Acquired Fund Shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided such Acquired Fund Shares were held as capital assets at the Effective Time.

     Notwithstanding this paragraph 6.3(e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Funds or any shareholder thereof with respect to (a) any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (b) the payment by any party of transaction expenses incurred in connection with the Reorganization, except in relation to the qualification of the transfer of the Acquired Fund's assets to the Acquiring Fund as a reorganization under Section 368(a) of the Code.

     Notwithstanding anything herein to the contrary, McMorgan Funds and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 6.3(e).

     (f) State Street shall have delivered such certificates or other documents as set forth in paragraph 3.2.

     (g) The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

     (h) The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

     (i) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

                                   ARTICLE VII

                                 INDEMNIFICATION

     7.1 Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless McMorgan Funds, the Acquired Fund, and their trustees, officers, employees and agents (the "MCMORGAN INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the McMorgan Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

     7.2 Indemnification by McMorgan Funds. McMorgan Funds, solely out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the "MAINSTAY INDEMNIFIED PARTIES") from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.

     7.3 Liability of McMorgan Funds. MainStay Funds understands and agrees that the obligations of McMorgan Funds on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of McMorgan Funds on behalf of McMorgan Funds personally, but bind only McMorgan Funds on behalf of the Acquired Fund and the Acquired Fund's property. Moreover, no series of McMorgan Funds other than the Acquired Fund shall be responsible for the obligations of McMorgan Funds hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Trust Instrument of McMorgan Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

     7.4 Liability of MainStay Funds. McMorgan Funds understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund's property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. MainStay Funds represents that it has notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

                                  ARTICLE VIII

                           BROKERAGE FEES AND EXPENSES

     8.1 No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     8.2 Expenses of Reorganization. The expenses relating to the proposed Reorganization will be borne by NYLIM whether or not the Reorganization is consummated. No such expenses shall be borne by the Acquiring Fund and the Acquired Fund, except for brokerage fees and expenses incurred by the Acquired Fund in connection with the purchase or sale of portfolio securities of the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement and related amendments and supplements to the registration statements on Form N-1A of the Acquired Fund and Acquiring Fund, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, the expenses of holding shareholders' meetings, transfer taxes (if any), the fees of proxy solicitors, banks, brokers, custodians and transfer agents, the termination of the Acquired Fund and McMorgan Funds, the deregistration of McMorgan Funds, all expenses incurred by the Acquired Fund following the Closing (including, but not limited to, those relating to the reporting responsibilities of the Acquired Fund), and any and all other fees and expenses incurred with respect to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

                                   ARTICLE IX

                           AMENDMENTS AND TERMINATION

     9.1 Amendments. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of McMorgan Funds or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class I Acquiring Fund Shares to be issued to the McMorgan Fund Class and Class Z Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

     9.2 Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of McMorgan

Funds or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable. The provisions of Article VIII shall survive any termination of this Agreement.

                                    ARTICLE X

                                     NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

          If to McMorgan Funds:

          McMorgan Funds
          One Bush Street, Suite 800
          San Francisco, California 94104
          Attention: Teresa Matzelle
          Telephone No.: (415) 616-9372
          Facsimile No.: (415) 616-9300
          Email: tmatzelle@mcmorgan.com

          With copies (which shall not constitute notice) to:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention:  Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          Sutherland Asbill & Brennan LLP
          1275 Pennsylvania Avenue, NW
          Washington, D.C. 20004
          Attn: Bibb L. Strench, Esq.
          Telephone No.: (202) 383-0509
          Facsimile No.: (202) 637-3593
          Email: bibb.strench@sablaw.com

          Howard Rice Nemerovski Canady Falk & Rabkin, A Professional Corporation Three Embarcadero Center, Seventh Floor
          San Francisco, California 94111
          Attn: Andre W. Brewster, Esq.
          Telephone No.: (415) 399-3020
          Facsimile No.: (415) 217-5910
          Email: abrewster@howardrice.com

          If to MainStay Funds:

          The MainStay Funds
          51 Madison Avenue
          New York, New York 10010
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With a copy (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn: Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

          If to NYLIM:

          New York Life Investment Management LLC
          169 Lackawanna Avenue
          Parsippany, New Jersey 07054
          Attention: Marguerite E. H. Morrison, Esq.
          Telephone No.: (973) 394-4437
          Facsimile No.: (973) 394-4637
          Email: marguerite_morrison@nylim.com

          With copies (which shall not constitute notice) to:

          Dechert LLP
          1775 I Street, N.W.
          Washington, D.C. 20006
          Attn: Sander M. Bieber, Esq.
          Telephone No.: (202) 261-3308
          Facsimile No.: (202) 261-3333
          Email: sander.bieber@dechert.com

                                   ARTICLE XI

                                  MISCELLANEOUS

     11.1 Entire Agreement. MainStay Funds and McMorgan Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement, together with the letter agreement dated November __, 2007 between NYLIM and the McMorgan Funds, constitute the entire agreement between the parties.

     11.2 Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

     11.3 Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.4 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

     11.5 Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.6 Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ___ day of _________, 2007.

THE MAINSTAY FUNDS                      MCMORGAN FUNDS
   ON BEHALF OF THE ACQUIRING FUND         ON BEHALF OF THE ACQUIRED FUND


By:                                     By:
    ---------------------------------       ------------------------------------
Name:                                   Name:
      -------------------------------         ----------------------------------
Title:                                  Title:
       ------------------------------          ---------------------------------

Solely for purposes of paragraphs 4.3, 5.11, 5.12 and 8.2:

NEW YORK LIFE INVESTMENT MANAGEMENT LLC


By:
    ---------------------------------
Name:
      -------------------------------
Title:
       ------------------------------

                                 SCHEDULE 4.1(E)

        Transfer Restrictions on the Assets Pursuant to Paragraph 4.1(e)

                                 SCHEDULE 4.2(E)

        Transfer Restrictions on the Acquiring Fund's Assets Pursuant to
                                Paragraph 4.2(e)

                                    EXHIBIT B

                    FINANCIAL HIGHLIGHTS OF THE MAINSTAY FUND

     The financial highlights tables are intended to help you understand the MainStay Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single MainStay Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the MainStay Fund (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). The information for the MainStay Fund for the years ended October 31, 2006, 2005 and 2004, has been audited by KPMG LLP, whose report, along with the Funds' financial statements, is included in the annual reports, which are available upon request. For all prior periods ended on or before October 31, 2003, the information provided was audited by another auditor.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                          CLASS A
                                --------------------------------------------------------------------------------------------
                                                                                       JANUARY 1,
                                SIX MONTHS                                                2003*
                                  ENDED                                                  THROUGH             YEAR ENDED
                                APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
                                 2007***         2006         2005         2004           2003           2002         2001
Net asset value at beginning
  of period                      $ 14.66        $ 12.62      $ 11.41      $ 10.69        $  9.02        $ 12.12      $ 14.74
                                ----------      -------      -------      -------      -----------      -------      -------
Net investment income (loss)
  (a)                               0.03           0.09         0.08(b)     (0.01)         (0.01)         (0.02)       (0.05)
Net realized and unrealized
  gain (loss) on investments        1.17           1.97         1.13         0.73           1.68          (3.08)       (2.57)
                                ----------      -------      -------      -------      -----------      -------      -------
Total from investment
  operations                        1.20           2.06         1.21         0.72           1.67          (3.10)       (2.62)
                                ----------      -------      -------      -------      -----------      -------      -------
Less dividends and
  distributions:
  From net investment income       (0.06)         (0.02)          --           --             --             --           --
  From net realized gain on
    investments                    (0.28)            --           --           --             --             --           --
                                ----------      -------      -------      -------      -----------      -------      -------
Total dividends and
  distributions                    (0.34)         (0.02)          --           --             --             --           --
                                ----------      -------      -------      -------      -----------      -------      -------
Net asset value at end of
  period                         $ 15.52        $ 14.66      $ 12.62      $ 11.41        $ 10.69        $  9.02      $ 12.12
                                ==========      =======      =======      =======      ===========      =======      =======
Total investment return (c)         8.20%(d)      16.43%       10.60%        6.74%         18.51% (d)    (25.58%)     (17.77%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)      0.47%+         0.63%        0.67%(b)    (0.05%)        (0.06%)+       (0.24%)      (0.42%)
  Net expenses                      1.30%+         1.30%        1.38%        1.65%          1.65%+         1.65%        1.58%
  Expenses (before
    waiver/reimbursement)           1.53%+         1.60%        1.72%        1.77%          1.86%+         1.75%        1.58%
Portfolio turnover rate               61%           144%         105%         136%            71%           130%          95%
Net assets at end of period
  (in 000's)                     $42,324        $38,940      $35,886      $34,957        $38,313        $28,639      $31,389

                                                                        CLASS C
                                ---------------------------------------------------------------------------------------
                                                                                    JANUARY 1,
                                SIX MONTHS                                             2003*
                                  ENDED                                               THROUGH            YEAR ENDED
                                APRIL 30,           YEAR ENDED OCTOBER 31,          OCTOBER 31,         DECEMBER 31,
                                 2007***         2006        2005        2004          2003           2002        2001
Net asset value at beginning
  of period                       $13.79        $11.94      $10.87      $10.25        $ 8.71         $11.79      $14.45
                                ----------      ------      ------      ------      -----------      ------      ------
Net investment income (loss)
  (a)                              (0.02)        (0.01)      (0.01)(b)   (0.09)        (0.06)         (0.10)      (0.15)
Net realized and unrealized
  gain (loss) on investments        1.09          1.86        1.08        0.71          1.60          (2.98)      (2.51)
                                ----------      ------      ------      ------      -----------      ------      ------
Total from investment
  operations                        1.07          1.85        1.07        0.62          1.54          (3.08)      (2.66)
                                ----------      ------      ------      ------      -----------      ------      ------
Less distributions:
  From net investment income          --            --          --          --            --             --          --
  From net realized gain on
    investments                    (0.28)           --          --          --            --             --          --
                                ----------      ------      ------      ------      -----------      ------      ------
Total dividends and
  distributions                    (0.28)           --          --          --            --             --          --
                                ----------      ------      ------      ------      -----------      ------      ------
Net asset value at end of
  period                          $14.58        $13.79      $11.94      $10.87        $10.25         $ 8.71      $11.79
                                ==========      ======      ======      ======      ===========      ======      ======
Total investment return (c)         7.85% (d)    15.49%       9.84%       6.05%        17.68% (d)    (26.12%)    (18.41%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)     (0.28%)+      (0.09%)     (0.08%)(b)  (0.80%)       (0.81%)+       (0.99%)     (1.17%)
  Net expenses                      2.05%+        2.05%       2.13%       2.40%         2.40%+         2.40%       2.33%
  Expenses (before
    waiver/reimbursement)           2.28%+        2.35%       2.47%       2.52%         2.61%+         2.50%       2.33%
Portfolio turnover rate               61%          144%        105%        136%           71%           130%         95%
Net assets at end of period
  (in 000's)                      $3,555        $3,254      $3,045      $2,926        $2,429         $1,724      $1,683

*    The Fund changed its fiscal year end from December 31 to October 31.
**   Commencement of operations.
***  Unaudited
+    Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Net investment income and the ratio of net investment income includes $0.03 per share and
     0.24%, for Class A, Class B and Class C, respectively as a result of a special one time dividend from Microsoft Corp.
(c)  Total return is calculated exclusive of sales charges. Class I is not subject to sales charges.
(d)  Total return is not annualized.

     The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS B
    --------------------------------------------------------------------------------------------
                                                           JANUARY 1,
    SIX MONTHS                                                2003*
      ENDED                                                  THROUGH             YEAR ENDED
    APRIL 30,            YEAR ENDED OCTOBER 31,            OCTOBER 31,          DECEMBER 31,
     2007***         2006         2005         2004           2003           2002         2001
     $ 13.80        $ 11.94      $ 10.87      $ 10.26        $  8.71        $ 11.79      $ 14.45
    ----------      -------      -------      -------      -----------      -------      -------
       (0.02)         (0.01)       (0.01)(b)    (0.09)         (0.06)         (0.10)       (0.15)
        1.08           1.87         1.08         0.70           1.61          (2.98)       (2.51)
    ----------      -------      -------      -------      -----------      -------      -------
        1.06           1.86         1.07         0.61           1.55          (3.08)       (2.66)
    ----------      -------      -------      -------      -----------      -------      -------
          --             --           --           --             --             --           --
       (0.28)            --           --           --             --             --           --
    ----------      -------      -------      -------      -----------      -------      -------
       (0.28)            --           --           --             --             --           --
    ----------      -------      -------      -------      -----------      -------      -------
     $ 14.58        $ 13.80      $ 11.94      $ 10.87        $ 10.26        $  8.71      $ 11.79
    ==========      =======      =======      =======      ===========      =======      =======
        7.77% (d)     15.58%        9.84%        5.95%         17.80% (d)    (26.12%)     (18.41%)
       (0.26%)+       (0.05%)      (0.08%)(b)   (0.80%)        (0.81%)+       (0.99%)      (1.17%)
        2.05%+         2.05%        2.13%        2.40%          2.40%+         2.40%        2.33%
        2.28%+         2.35%        2.47%        2.52%          2.61%+         2.50%        2.33%
          61%           144%         105%         136%            71%           130%          95%
     $37,826        $39,024      $50,815      $53,640        $53,946        $48,434      $73,048

                          CLASS I
    ---------------------------------------------------
                                           DECEMBER 28,
    SIX MONTHS                                2004**
      ENDED            YEAR ENDED            THROUGH
    APRIL 30,          OCTOBER 31,         OCTOBER 31,
     2007***              2006                 2005
     $  14.73           $  12.68             $ 12.25
    ----------         -----------         ------------
         0.08               0.17                0.10
         1.17               1.99                0.33
    ----------         -----------         ------------
         1.25               2.16                0.43
    ----------         -----------         ------------
        (0.15)             (0.11)                 --
        (0.28)                --                  --
    ----------         -----------         ------------
        (0.43)             (0.11)                 --
    ----------         -----------         ------------
     $  15.55           $  14.73             $ 12.68
    ==========         ===========         ============
         8.57%(d)          17.19%               3.51%(d)
         1.13%+             1.24%               0.94%+
         0.62%+             0.66%               0.76%+
         0.88%+             0.96%               1.10%+
           61%               144%                105%
     $188,260           $133,818             $69,177

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    EXHIBIT C

                       PRINCIPAL SHAREHOLDERS OF THE FUNDS

     As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of the McMorgan Fund or MainStay Fund:

[INSERT TABLE]

                                     PART B

                               THE MAINSTAY FUNDS

                           MAINSTAY COMMON STOCK FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              SEPTEMBER [24], 2007

Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares of:
McMorgan Equity Investment Fund                MainStay Common Stock Fund
("McMorgan Fund")                              ("MainStay Fund")
(a series of McMorgan Funds)                   (a series of The MainStay Funds)
One Bush Street, Suite 800                     51 Madison Avenue
San Francisco, California 94104                New York, New York 10010

     This Statement of Additional Information ("SAI") is available to the shareholders of the McMorgan Fund in connection with a proposed transaction governed by an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the McMorgan Fund by the MainStay Fund, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the McMorgan Fund, (ii) the distribution of such Class I shares to the shareholders of the McMorgan Fund in exchange for the McMorgan Fund Class and Class Z shares of the McMorgan Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the McMorgan Fund (such transactions are collectively referred to as the "Reorganization").

     This SAI is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated September [24], 2007 (the "Proxy Statement/Prospectus") relating to the above-referenced matter. This SAI is incorporated by reference in and is made a part of the Proxy Statement/Prospectus. The Proxy Statement/Prospectus is available without charge by writing NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

     This SAI includes the accompanying pro forma financial statements and related notes and also incorporates by reference the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

     1. The Statement of Additional Information of the McMorgan Funds, dated November 3, 2006, as supplemented (File Nos. 33-75708, 811-08370);

     2. The audited financial statements of the McMorgan Fund as included in the Annual Report to Shareholders of the McMorgan Fund for the fiscal year ended June 30, 2007;

     3. The Statement of Additional Information for The Mainstay Funds, dated March 1, 2007, as supplemented (File Nos. 33-02610, 811-04550);

     4. The financial statements of the Mainstay Fund as included in the Annual Report to Shareholders of the MainStay Fund for the fiscal year ended October 31, 2006; and

     5. The unaudited financial statements of the Mainstay Fund as included in the Semi-Annual Report to Shareholders of the Mainstay Fund for the period ended April 30, 2007.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     Shown below are financial statements for each Fund and pro forma financial statements for the combined MainStay Fund, assuming the Reorganization is consummated, as of April 30, 2007. The first table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined MainStay Fund. The second table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined MainStay Fund. The third table presents Statements of Operations for each Fund and estimated pro forma figures for the combined MainStay Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

REORGANIZATION BETWEEN MAINSTAY COMMON STOCK AND MCMORGAN EQUITY INVESTMENT PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
AT APRIL 30, 2007 (UNAUDITED)

                                                                                   MCMORGAN
                                                   MAINSTAY COMMON STOCK       EQUITY INVESTMENT           PRO FORMA FUND
                                                 ------------------------  ------------------------  ------------------------
                                                   SHARES        VALUE       SHARES        VALUE       SHARES       VALUE
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   COMMON STOCKS (99.0%)          +
   AEROSPACE & DEFENSE (3.1%)
   Boeing Co. (The)                                  34,730  $  3,229,890      27,707  $  2,576,752      62,437  $  5,806,642
   Honeywell International, Inc.                      5,760       312,077      30,519     1,653,519      36,279     1,965,596
   L-3 Cummunications Holdings,
      Inc.                                                                      2,997       269,520       2,997       269,520
   Lockheed Martin Corp.                             24,406     2,346,393      17,806     1,711,869      42,212     4,058,262
   Raytheon Co.                                      31,032     1,661,453      22,268     1,192,229      53,300     2,853,682
   United Technologies Corp.                                                    1,208        81,093       1,208        81,093
                                                             ------------              ------------              ------------
                                                                7,549,813                 7,484,982                15,034,795
                                                             ------------              ------------              ------------

   AUTO COMPONENTS (0.1%)
   ArvinMeritor, Inc.             ++(a)**             5,221       107,814       3,452        71,284       8,673       179,098
   Bandag, Inc.                                                                    80         4,035          80         4,035
   Goodyear Tire & Rubber Co.
      (The)                       ++(b)**                                       2,512        83,549       2,512        83,549
   Lear Corp.                     ++(b)**             2,660        97,675       2,689        98,740       5,349       196,415
   Modine Manufacturing Co.                                                       200         4,626         200         4,626
                                                             ------------              ------------              ------------
                                                                  205,489                   262,234                   467,723
                                                             ------------              ------------              ------------

   AUTOMOBILES (0.4%)
   Ford Motor Co.                 ++(a)**            86,469       695,211      83,372       670,311     169,841     1,365,522
   Harley-Davidson, Inc.          ++(a)**             3,258       206,297       1,575        99,729       4,833       306,026
   Thor Industries, Inc.          ++(a)**             1,331        53,014       1,711        68,149       3,042       121,163
                                                             ------------              ------------              ------------
                                                                  954,522                   838,189                 1,792,711
                                                             ------------              ------------              ------------

   BEVERAGES (0.6%)
   Coca-Cola Co. (The)                                6,105       318,620       4,855       253,382      10,960       572,002
   Coca-Cola Enterprises, Inc.    ++(a)**            14,412       316,199       8,554       187,675      22,966       503,874
   Molson Coors Brewing Co.
      Class B                                         6,578       620,174       2,313       218,070       8,891       838,244
   PepsiAmericas, Inc.                                                          6,535       214,413       6,535       214,413
   Pepsi Bottling Group, Inc.
      (The)                                           2,505        82,189       2,355        56,850       4,860       139,039
   PepsiCo, Inc.                                      6,859       453,311       5,479       362,107      12,338       815,418
                                                             ------------              ------------              ------------
                                                                1,790,493                 1,292,497                 3,082,990
                                                             ------------              ------------              ------------

   BIOTECHNOLOGY (0.0%)           @
   Amgen, Inc.                    ++(b)**               126         8,082         123         7,889         249        15,971
   MedImmune, Inc.                ++(b)**               554        31,401         397        22,502         951        53,903
                                                             ------------              ------------              ------------
                                                                   39,483                    30,391                    69,874
                                                             ------------              ------------              ------------

   BUILDING PRODUCTS (0.4%)
   American Standard, Inc.                                                        903        49,719         903        49,719
   Masco Corp.                    ++(a)**            55,534     1,511,080      19,675       535,357      75,209     2,046,437
                                                             ------------              ------------              ------------
                                                                1,511,080                   585,076                 2,096,156
                                                             ------------              ------------              ------------
   CAPITAL MARKETS (7.6%)
   Ameriprise Financial, Inc.                        29,036     1,726,771      10,517       625,446      39,553     2,352,217
   Bank of New York Co., Inc.
      (The)                                         106,904     4,327,474      59,835     2,422,121     166,739     6,749,595
   Bear Stearns Cos., Inc. (The)  ++(a)**             1,676       260,953         753       117,242       2,429       378,195
   Charles Schwab Corp. (The)                        94,604     1,808,828      44,358       848,125     138,962     2,656,953
   Franklin Resources, Inc.                           8,805     1,156,185       3,279       430,565      12,084     1,586,750
   Goldman Sachs Group, Inc.
      (The)                                          16,442     3,594,386      12,906     2,821,381      29,348     6,415,767
   Investors Financial Services
      Corp.                                                                     2,374       146,903       2,374       146,903
   Janus Capital Group, Inc.                                                      920        23,018         920        23,018
   Lehman Brothers Holdings, Inc.                    28,803     2,168,290       7,722       581,312      36,525     2,749,602
   Merrill Lynch & Co., Inc.                         36,751     3,316,043      29,257     2,639,859      66,008     5,955,902
   Morgan Stanley                                    42,253     3,549,674      32,255     2,709,743      74,508     6,259,417
   Northern Trust Corp.                              23,489     1,478,633       8,418       529,913      31,907     2,008,546
                                                             ------------              ------------              ------------
                                                               23,387,237                13,895,628                37,282,865
                                                             ------------              ------------              ------------

   CHEMICALS (0.8%)
   Albemarle Corp.                                    6,841       290,400       3,921       166,446      10,762       456,846
   Ashland, Inc.                                      8,004       479,840       2,815       168,759      10,819       648,599
   Cabot Corp.                                                                  2,047        92,729       2,047        92,729
   Chemtura Corp.                                                               5,966        65,805       5,966        65,805
   Dow Chemical Co. (The)                                                      12,670       565,209      12,670       565,209
   Eastman Chemical Co.           ++(a)**                                       2,058       139,327       2,058       139,327
   FMC Corp.                                            443        34,080         712        54,774       1,155        88,854
   International Flavors &
      Fragrances, Inc.                                                          1,968        95,783       1,968        95,783
   Lubrizol Corp. (The)                                                         3,199       191,748       3,199       191,748
   Lyondell Chemical Co.                             21,173       658,904      10,575       329,094      31,748       987,998
   Monsanto Co.                                                                 5,115       301,734       5,115       301,734
   PPG Industries, Inc.                                                           912        67,105         912        67,105
   Scotts Miracle-Gro Co. (The)
      Class A                                           601        27,027         297        13,356         898        40,383
   Sensient Technologies Corp.                                                  2,252        58,957       2,252        58,957
   Valspar Corp. (The)                                                            659        17,819         659        17,819
                                                             ------------              ------------              ------------
                                                                1,490,251                 2,328,645                 3,818,896
                                                             ------------              ------------              ------------

   COMMERCIAL BANKS (1.8%)
   Associated Banc-Corp.                              1,698        54,981       3,285       106,368       4,983       161,349
   BB&T Corp.                                         6,522       271,446       3,506       145,920      10,028       417,366
   City National Corp.                                                          1,275        93,356       1,275        93,356
   Comerica, Inc.                                                               7,109       440,118       7,109       440,118
   Cullen/Frost Bankers, Inc.                                                     365        18,677         365        18,677
   Huntington Bancshares, Inc.    ++(a)**                                      10,188       225,970      10,188       225,970
   National City Corp.            ++(a)**                                      20,296       741,819      20,296       741,819
   PNC Financial Services Group,
      Inc.                                           26,271     1,946,681      15,998     1,185,452      42,269     3,132,133
   TCF Financial Corp.                                1,471        39,835       2,830        76,636       4,301       116,471
   Wachovia Corp.                                     8,372       464,981       6,704       372,340      15,076       837,321
   Wells Fargo & Co.                                 30,912     1,109,432      35,995     1,291,861      66,907     2,401,293
                                                             ------------              ------------              ------------
                                                                3,887,356                 4,698,517                 8,585,873
                                                             ------------              ------------              ------------

   COMMERCIAL SERVICES & SUPPLIES
      (0.5%)
   Allied Waste Industries, Inc.                                                1,317        17,608       1,317        17,608
   Avery Dennison Corp.                                                           611        38,004         611        38,004
   ChoicePoint, Inc.              ++(b)**                                       2,934       111,404       2,934       111,404
   Deluxe Corp.                                       4,010       151,778       2,539        96,101       6,549       247,879
   Dun & Bradstreet Corp.                                                       3,052       275,596       3,052       275,596
   Equifax, Inc.                                                                3,088       122,902       3,088       122,902
   HNI Corp.                                                                      246        10,268         246        10,268
   Kelly Services, Inc. Class A                                                   378        10,849         378        10,849
   Korn/Ferry International       ++(b)**             3,762        88,670       2,051        48,342       5,813       137,012
   R.R. Donnelley & Sons Co.                          3,963       159,313      10,727       431,225      14,690       590,538
   Waste Management, Inc.                                                      21,053       787,593      21,053       787,593
                                                             ------------              ------------              ------------
                                                                  399,761                 1,949,892                 2,349,653
                                                             ------------              ------------              ------------

   COMMUNICATIONS EQUIPMENT
      (2.2%)
   3Com Corp.                     ++(b)**             9,722        39,180       4,278        17,240      14,000        56,420
   Avaya, Inc.                    ++(b)**            44,475       574,617      22,349       288,749      66,824       863,366
   Cisco Systems, Inc.            ++(b)**           104,502     2,794,383      99,069     2,649,105     203,571     5,443,488
   Dycom Industries, Inc.                                                       1,946        50,421       1,946        50,421
   Juniper Networks, Inc.         ++(b)**             9,247       206,763      10,000       223,600      19,247       430,363
   Motorola, Inc.                                   116,386     2,016,969      98,392     1,705,133     214,778     3,722,102
   Polycom, Inc.                  ++(b)**             2,557        85,148       3,805       126,707       6,362       211,855
   UTStarcom, Inc.                ++(a)**++(b)++     10,525        75,148       5,020        35,843      15,545       110,991
                                                             ------------              ------------              ------------
                                                                5,792,208                 5,096,798                10,889,006
                                                             ------------              ------------              ------------

   COMPUTERS & PERIPHERALS (5.0%)
   Apple, Inc.                    ++(b)**            13,538     1,351,092      11,691     1,166,762      25,229     2,517,854
   Dell, Inc.                     ++(b)**           100,933     2,544,521      80,508     2,029,607     181,441     4,574,128
   Diebold, Inc.                                                                1,603        76,415       1,603        76,415
   EMC Corp.                      ++(b)**            17,778       269,870      10,891       165,325      28,669       435,195
*  Hewlett-Packard Co.                               95,814     4,037,602      76,442     3,221,266     172,256     7,258,868
   Imation Corp.                                                                  228         8,415         228         8,415
*  International Business
      Machines Corp.                                 43,539     4,450,121      34,711     3,547,811      78,250     7,997,932
   Lexmark International, Inc.
      Class A                     ++(b)**            13,712       747,304       4,849       264,271      18,561     1,011,575
   Network Appliance, Inc.                                                      2,064        76,801       2,064        76,801
   Palm, Inc.                     ++(b)**                                         493         8,322         493         8,322
   Sun Microsystems, Inc.         ++(b)**                                      43,997       229,664      43,997       229,664
   Western Digital Corp.          ++(b)**                                       8,330       147,274       8,330       147,274
                                                             ------------              ------------              ------------
                                                               13,400,510                10,941,933                24,342,443
                                                             ------------              ------------              ------------

   CONSTRUCTION & ENGINEERING
      (0.1%)
   Granite Construction, Inc.                         3,424       206,262       1,679       101,143       5,103       307,405
   Infrasource Services, Inc.     ++(b)**             1,234        41,191          91         3,038       1,325        44,229
   KBR, Inc.                                                                    1,799        37,167       1,799        37,167
   Quanta Services, Inc.          ++(a)**++(b)++      1,513        41,592       3,883       106,744       5,396       148,336
                                                             ------------              ------------              ------------
                                                                  289,045                   248,092                   537,137
                                                             ------------              ------------              ------------
   CONSTRUCTION MATERIALS (0.0%)  @
   Vulcan Materials Co.                                                         1,319       163,121       1,319       163,121
                                                                                       ------------              ------------

   CONSUMER FINANCE (1.0%)
   American Express Co.                              27,069     1,642,276      21,158     1,283,656      48,227     2,925,932
   AmeriCredit Corp.              ++(a)**++(b)++     11,730       295,948       5,808       146,536      17,538       442,484
   Capital One Financial Corp.                       10,758       798,889       8,299       616,284      19,057     1,415,173
                                                             ------------              ------------              ------------
                                                                2,737,113                 2,046,476                 4,783,589
                                                             ------------              ------------              ------------

   CONTAINERS & PACKAGING (0.4%)
   Packaging Corp. of America                                                     457        11,315         457        11,315
   Pactiv Corp.                   ++(b)**            18,311       633,194       6,459       223,352      24,770       856,546
   Sealed Air Corp.                                                             1,044        34,348       1,044        34,348
   Sonoco Products Co.                                                          4,974       212,091       4,974       212,091
   Temple-Inland, Inc.                                7,562       447,973       3,237       191,760      10,799       639,733
                                                             ------------              ------------              ------------
                                                                1,081,167                   672,866                 1,754,033
                                                             ------------              ------------              ------------

   DIVERSIFIED CONSUMER SERVICES
      (0.2%)
   Career Education Corp.         ++(b)**             7,997       236,231       4,750       140,315      12,747       376,546
   Corinthian Colleges, Inc.      ++(b)**                                       1,043        14,425       1,043        14,425
   DeVry, Inc.                                          331        10,920       2,900        95,671       3,231       106,591
   ITT Educational Services, Inc. ++(b)**                                         406        39,467         406        39,467
   Regis Corp.                    ++(a)**                                       2,207        84,374       2,207        84,374
   Sotheby's Holdings, Inc.
      Class A                                         2,902       149,801       1,409        72,733       4,311       222,534
                                                             ------------              ------------              ------------
                                                                  396,952                   446,985                   843,937
                                                             ------------              ------------              ------------

   DIVERSIFIED FINANCIAL SERVICES
      (5.2%)
   Bank of America Corp.                             57,987     2,951,538      46,309     2,357,128     104,296     5,308,666
*  Citigroup, Inc.                                  115,841     6,211,394      92,016     4,933,898     207,857    11,145,292
*  JPMorgan Chase & Co.                              86,141     4,487,946      83,040     4,326,384     169,181     8,814,330
   Moody's Corp.                                                                1,523       100,701       1,523       100,701
                                                             ------------              ------------              ------------
                                                               13,650,878                11,718,111                25,368,989
                                                             ------------              ------------              ------------

   DIVERSIFIED TELECOMMUNICATION
      SERVICES (3.9%)
*  AT&T, Inc.                                       106,958     4,141,414      92,517     3,582,258     199,475     7,723,672
   CenturyTel, Inc.                                  15,818       728,419       5,658       260,551      21,476       988,970
   Cincinnati Bell, Inc.          ++(b)**                                       7,362        37,325       7,362        37,325
   Citizens Communications Co.    ++(a)**            39,164       609,783      16,885       262,899      56,049       872,682
   Embarq Corp.                   ++(a)**            20,788     1,248,111       7,343       440,874      28,131     1,688,985
   Qwest Communications
      International, Inc.         ++(a)**++(b)**                               50,699       450,207      50,699       450,207
   Verizon Communications, Inc.                     104,076     3,973,622      82,968     3,167,718     187,044     7,141,340
   Windstream Corp.                                                             9,094       132,954       9,094       132,954
                                                             ------------              ------------              ------------
                                                               10,701,349                 8,334,786                19,036,135
                                                             ------------              ------------              ------------

   ELECTRIC UTILITIES (1.6%)
   Allegheny Energy, Inc.         ++(b)**                                       2,002       107,027       2,002       107,027
   Duke Energy Corp.                                                           10,972       225,145      10,972       225,145
   Edison International                              42,116     2,204,773      16,337       855,242      58,453     3,060,015
   Entergy Corp.                                     20,946     2,369,830      10,225     1,156,857      31,171     3,526,687

   Great Plains Energy, Inc.                                                      410        13,382         410        13,382
   Progress Energy, Inc.                              4,900       247,695       9,891       499,990      14,791       747,685
                                                             ------------              ------------              ------------
                                                                4,822,298                 2,857,643                 7,679,941
                                                             ------------              ------------              ------------

   ELECTRICAL EQUIPMENT (0.1%)
   Cooper Industries, Ltd.
      Class A                                                                   1,782        88,672       1,782        88,672
   Rockwell Automation, Inc.                                                    5,181       308,477       5,181       308,477
   Thomas & Betts Corp.           ++(b)**             1,323        72,077       2,578       140,449       3,901       212,526
                                                             ------------              ------------              ------------
                                                                   72,077                   537,598                   609,675
                                                             ------------              ------------              ------------
   ELECTRONIC EQUIPMENT &
      INSTRUMENTS (0.1%)
   Avnet, Inc.                    ++(a)**++(b)++      1,662        67,976       4,827       197,424       6,489       265,400
   CDW Corp.                                                                      365        26,284         365        26,284
   Tech Data Corp.                ++(b)**             3,957       140,632       2,132        75,771       6,089       216,403
   Vishay Intertechnology, Inc.   ++(b)**             2,326        38,728       6,958       115,851       9,284       154,579
                                                             ------------              ------------              ------------
                                                                  247,336                   415,330                   662,666
                                                             ------------              ------------              ------------

   ENERGY EQUIPMENT &
      SERVICES (1.4%)
   BJ Services Co.                                                              1,897        54,368       1,897        54,368
   Cameron International Corp.    ++(b)**             3,024       195,260       4,217       272,292       7,241       467,552
   ENSCO International, Inc.                          5,460       307,835       4,752       267,918      10,212       575,753
   Halliburton Co.                                   64,753     2,057,203      42,499     1,350,193     107,252     3,407,396
   National Oilwell Varco, Inc.   ++(b)**            12,474     1,058,419       6,559       556,531      19,033     1,614,950
   Patterson-UTI Energy, Inc.                         3,889        94,853       7,886       192,340      11,775       287,193
   Schlumberger, Ltd.                                   217        16,021         152        11,222         369        27,243
   Tidewater, Inc.                ++(a)**             5,802       366,744       2,864       181,033       8,666       547,777
                                                             ------------              ------------              ------------
                                                                4,096,335                 2,885,897                 6,982,232
                                                             ------------              ------------              ------------

   FOOD & STAPLES RETAILING
      (0.5%)
   CVS/Caremark Corp.                                                           4,614       167,211       4,614       167,211
   Safeway, Inc.                                      6,576       238,709      22,071       801,177      28,647     1,039,886
   Wal-Mart Stores, Inc.                             14,389       689,521      11,488       550,505      25,877     1,240,026
                                                             ------------              ------------              ------------
                                                                  928,230                 1,518,893                 2,447,123
                                                             ------------              ------------              ------------

   FOOD PRODUCTS (1.1%)
   Campbell Soup Co.                                                            3,966       155,071       3,966       155,071
   Dean Foods Co.                                     4,407       160,547       2,647        96,430       7,054       256,977
   General Mills, Inc.                               18,305     1,096,469      17,143     1,026,866      35,448     2,123,335
   H.J. Heinz Co.                                                               5,464       257,409       5,464       257,409
   J.M. Smucker Co. (The)                             5,764       321,746       2,830       157,971       8,594       479,717
   Kraft Foods, Inc. Class A                         23,895       799,766      26,737       894,887      50,632     1,694,653
                                                             ------------              ------------              ------------
                                                                2,378,528                 2,588,634                 4,967,162
                                                             ------------              ------------              ------------

   GAS UTILITIES (0.2%)
   Equitable Resources, Inc.                                                    3,036       157,902       3,036       157,902
   National Fuel Gas Co.                                                        2,963       139,291       2,963       139,291
   Nicor, Inc.                    ++(a)**             3,553       182,056       2,367       121,285       5,920       303,341
   ONEOK, Inc.                                        5,660       274,001       3,450       167,015       9,110       441,016
   WGL Holdings, Inc.                                                           1,525        51,606       1,525        51,606
                                                             ------------              ------------              ------------
                                                                  456,057                   637,099                 1,093,156
                                                             ------------              ------------              ------------

   HEALTH CARE EQUIPMENT &
      SUPPLIES (0.7%)
   Advanced Medical Optics, Inc.  ++(a)**++(b)++      4,430       179,105       2,964       119,835       7,394       298,940
   Baxter International, Inc.                        17,740     1,004,616      16,139       913,952      33,879     1,918,568
   Biomet, Inc.                                       4,964       214,445       3,946       170,467       8,910       384,912
   Boston Scientific Corp.        ++(b)**                                      10,366       160,051      10,366       160,051
   Edwards Lifesciences Corp.     ++(a)**++(b)**        727        35,623       2,871       140,679       3,598       176,302
   Zimmer Holdings, Inc.          ++(b)**                                       7,170       648,742       7,170       648,742
                                                             ------------              ------------              ------------
                                                                1,433,789                 2,153,726                 3,587,515
                                                             ------------              ------------              ------------

   HEALTH CARE PROVIDERS &
      SERVICES (5.2%)
   Aetna, Inc.                                       49,116     2,302,558      26,163     1,226,521      75,279     3,529,079
   AmerisourceBergen Corp.                           27,058     1,352,629       9,572       478,504      36,630     1,831,133
   Apria Healthcare Group, Inc.   ++(b)**             4,307       136,704       2,102        66,717       6,409       203,421
   Cardinal Health, Inc.                              3,965       277,352       4,977       348,141       8,942       625,493
   CIGNA Corp.                                        8,955     1,393,308       4,992       776,705      13,947     2,170,013
   Coventry Health Care, Inc.     ++(b)**            22,471     1,299,498       7,946       459,517      30,417     1,759,015
   Heath Management Associates,
      Inc.                                                                      1,255        13,416       1,255        13,416
   Humana, Inc.                   ++(b)**            23,562     1,490,061       8,328       526,663      31,890     2,016,724
   Lincare Holdings, Inc.         ++(b)**                                       2,745       108,263       2,745       108,263
   Laboratory Corp. of America
      Holdings                    ++(a)**++(b)**                                3,172       250,398       3,172       250,398
   McKesson Corp.                                    35,823     2,107,467      14,846       873,390      50,669     2,980,857
   Medco Health Solutions, Inc.                                                   319        24,888         319        24,888
   Quest Diagnostics, Inc.                                                      3,048       149,017       3,048       149,017
   UnitedHealth Group, Inc.                          50,761     2,693,379      40,746     2,161,983      91,507     4,855,362
   WellCare Health Plans, Inc.    ++(b)**             1,225        98,723         580        46,742       1,805       145,465
   WellPoint, Inc.                ++(b)**            33,719     2,662,789      26,830     2,118,765      60,549     4,781,554
                                                             ------------              ------------              ------------
                                                               15,814,468                 9,629,630                25,444,098
                                                             ------------              ------------              ------------

   HOTELS, RESTAURANTS & LEISURE
      (0.9%)
   Bob Evans Farms, Inc.          ++(a)**                                       1,748        64,152       1,748        64,152
   Brinker International, Inc.                        6,531       203,114       6,130       190,643      12,661       393,757
   CBRL Group, Inc.               ++(a)**             1,988        88,625       1,135        50,598       3,123       139,223
   Darden Restaurants, Inc.                                                     6,148       255,019       6,148       255,019
   Harrah's Entertainment, Inc.                       3,318       283,025       2,628       224,168       5,946       507,193
   McDonald's Corp.                                  14,943       721,448      38,650     1,866,022      53,593     2,587,470
   Wendy's International, Inc.                                                  3,948       148,840       3,948       148,840
   Yum! Brands, Inc.                                                            1,667       103,121       1,667       103,121
                                                             ------------              ------------              ------------
                                                                1,296,212                 2,902,563                 4,198,775
                                                             ------------              ------------              ------------

   HOUSEHOLD DURABLES (1.0%)
   American Greetings Corp.
      Class A                     ++(a)**             5,741       146,108       2,820        71,769       8,561       217,877
   Black & Decker Corp.           ++(a)**             9,542       865,650       3,354       304,275      12,896     1,169,925
   Blyth, Inc.                                        2,418        63,110       1,234        32,207       3,652        95,317
   Fortune Brands, Inc.                                                           276        22,108         276        22,108
   KB Home                        ++(a)**             6,941       306,167       2,399       105,820       9,340       411,987
   Leggett & Platt, Inc.                                                        5,097       119,881       5,097       119,881
   Lennar Corp. Class A           ++(a)**            16,848       719,578       5,951       254,167      22,799       973,745

   MDC Holdings, Inc.             ++(a)**             2,687       137,736       1,311        67,202       3,998       204,938
   Mohawk Industries, Inc.        ++(a)**++(b)**      2,838       255,874       2,670       240,727       5,508       496,601
   Newell Rubbermaid, Inc.                                                      6,877       210,918       6,877       210,918
   NVR, Inc.                      ++(a)**++(b)**        118        97,232          51        42,024         169       139,256
   Snap-on, Inc.                                        951        51,829         683        37,224       1,634        89,053
   Stanley Works (The)                                                          2,632       153,393       2,632       153,393
   Tupperware Brands Corp.                            5,334       149,992       2,949        82,926       8,283       232,918
   Whirlpool Corp.                ++(a)**                                       1,001       106,136       1,001       106,136
                                                             ------------              ------------              ------------
                                                                2,793,276                 1,850,777                 4,644,053
                                                             ------------              ------------              ------------

   HOUSEHOLD PRODUCTS (1.7%)
   Church & Dwight Co., Inc.                                                      363        18,415         363        18,415
   Energizer Holdings, Inc.       ++(b)**             1,509       146,645       2,824       274,436       4,333       421,081
   Kimberly-Clark Corp.                              13,674       973,179      19,302     1,373,723      32,976     2,346,902
   Procter & Gamble Co. (The)                        39,871     2,564,104      41,888     2,693,817      81,759     5,257,921
                                                             ------------              ------------              ------------
                                                                3,683,928                 4,360,391                 8,044,319
                                                             ------------              ------------              ------------

   INDEPENDENT POWER PRODUCERS &
      ENERGY TRADERS (1.0%)
   AES Corp. (The)                ++(b)**            72,167     1,586,952      26,003       571,806      98,170     2,158,758
   TXU Corp.                                         23,372     1,532,736      15,366     1,007,702      38,738     2,540,438
                                                             ------------              ------------              ------------
                                                                3,119,688                 1,579,508                 4,699,196
                                                             ------------              ------------              ------------

   INDUSTRIAL CONGLOMERATES
      (2.8%)
*  General Electric Co.                             160,440     5,913,818     128,077     4,720,918     288,517    10,634,736
   Teleflex, Inc.                                     3,947       283,513       1,947       139,853       5,894       423,366
   Tyco International, Ltd.                                                    74,568     2,433,154      74,568     2,433,154
                                                             ------------              ------------              ------------
                                                                6,197,331                 7,293,925                13,491,256
                                                             ------------              ------------              ------------

   INSURANCE (9.2%)
   ACE, Ltd.                                         35,955     2,137,884      16,363       972,944      52,318     3,110,828
   AFLAC, Inc.                                       25,692     1,319,027      15,087       774,567      40,779     2,093,594
   Allstate Corp. (The)                              38,937     2,426,554      28,941     1,803,603      67,878     4,230,157
   Ambac Financial Group, Inc.                        1,938       177,908       1,001        91,892       2,939       269,800
   American Financial Group, Inc.                     6,922       244,139       3,464       122,175      10,386       366,314
   American International Group,
      Inc.                                           27,946     1,953,705      22,310     1,559,692      50,256     3,513,397
   Aon Corp.                      ++(a)**            42,937     1,663,809      15,330       594,038      58,267     2,257,847
   Assurant, Inc.                                     3,429       197,270       1,074        61,787       4,503       259,057
   Brown & Brown, Inc.                                                          1,485        38,239       1,485        38,239
   Chubb Corp. (The)                                 40,732     2,192,604      20,556     1,106,530      61,288     3,299,134
   Everest Re Group, Ltd.                               416        41,866         810        81,518       1,226       123,384
   Fidelity National Financial,
      Inc. Class A                                                              4,898       124,850       4,898       124,850
   First American Corp.                               7,167       369,100       3,472       178,808      10,639       547,908
   Genworth Financial, Inc.
      Class A                                        55,333     2,019,101      22,047       804,495      77,380     2,823,596
   Hartford Financial Services
      Group, Inc. (The)                              16,195     1,638,934      13,695     1,385,934      29,890     3,024,868
   HCC Insurance Holdings, Inc.                       5,549       170,132       5,565       170,623      11,114       340,755
   Horace Mann Educators Corp.                        1,054        22,176       2,063        43,406       3,117        65,582
   Lincoln National Corp.                             1,109        78,905       5,208       370,549       6,317       449,454
   Loews Corp.                                       23,980     1,134,734      11,406       539,732      35,386     1,674,466
   Mercury General Corp.                                839        45,432         883        47,814       1,722        93,246
   MetLife, Inc.                                     36,311     2,385,633      32,215     2,116,526      68,526     4,502,159
   Old Republic International
      Corp.                                          19,584       416,552      10,002       212,743      29,586       629,295
   Principal Financial Group,
      Inc.                                           25,229     1,601,789      13,435       852,988      38,664     2,454,777
   Protective Life Corp.                              3,480       163,212       1,757        82,403       5,237       245,615
   Prudential Financial, Inc.                        10,244       973,180       7,868       747,460      18,112     1,720,640
   SAFECO Corp.                                       6,202       413,921       2,710       180,865       8,912       594,786
   StanCorp Financial Group, Inc.                                                 675        32,130         675        32,130
   Torchmark Corp.                                                              3,667       250,456       3,667       250,456
   Travelers Cos., Inc. (The)                        23,259     1,258,312      11,582       626,586      34,841     1,884,898
   Unitrin, Inc.                                                                  522        24,612         522        24,612
   Unum Group                                         9,909       246,536      12,117       301,471      22,026       548,007
   W.R. Berkley Corp.                                17,034       553,435       8,427       273,793      25,461       827,228
   XL Capital, Ltd. Class A                          24,655     1,922,597       9,045       705,329      33,700     2,627,926
                                                             ------------              ------------              ------------
                                                               27,768,447                17,280,558                45,049,005
                                                             ------------              ------------              ------------

   INTERNET & CATALOG RETAIL
      (0.3%)
   IAC/InterActiveCorp.           ++(a)**++(b)**     31,386     1,196,434      11,101       423,170      42,487     1,619,604
   Netflix, Inc.                  ++(a)**++(b)**                                  498        11,041         498        11,041
                                                             ------------              ------------              ------------
                                                                1,196,434                   434,211                 1,630,645
                                                             ------------              ------------              ------------

   INTERNET SOFTWARE & SERVICES
      (0.2%)
   eBay, Inc.                     ++(b)**                                       1,657        56,239       1,657        56,239
   Google, Inc. Class A           ++(b)**               776       365,791         615       289,899       1,391       655,690
   ValueClick, Inc.               ++(b)**                                       3,685       105,391       3,685       105,391
   VeriSign, Inc.                 ++(b)**                                       1,758        48,081       1,758        48,081
                                                             ------------              ------------              ------------
                                                                  365,791                   499,610                   865,401
                                                             ------------              ------------              ------------

   IT SERVICES (2.2%)
   Acxiom Corp.                                       6,925       156,505       3,339        75,461      10,264       231,966
   Affiliated Computer Services,
      Inc. Class A                ++(b)**             1,808       108,317       1,350        80,879       3,158       189,196
   Alliance Data Systems Corp.    ++(a)**++(b)**        765        48,700       1,634       104,020       2,399       152,720
   Automatic Data Processing,
      Inc.                                            9,125       408,435       9,125       408,435
   BISYS Group, Inc.              ++(b)**                                       1,511        17,482       1,511        17,482
   Broadridge Financial Solutions
      LLC                         ++(b)**             3,367        67,475       3,757        75,290       7,124       142,765
   CheckFree Corp.                ++(a)**++(b)**                                1,718        57,828       1,718        57,828
   Computer Sciences Corp.        ++(b)**            24,314     1,350,400       8,600       477,644      32,914     1,828,044
   Convergys Corp.                ++(b)**            19,742       498,683       6,974       176,163      26,716       674,846
   CSG Systems International,
      Inc.                        ++(b)**             3,411        91,347       2,303        61,674       5,714       153,021
   Electronic Data Systems Corp.                     69,962     2,045,689      25,512       745,971      95,474     2,791,660
   Fidelity National Information
      Services, Inc.                                 11,207       566,290       3,891       196,612      15,098       762,902
   First Data Corp.                                  61,512     1,992,989      30,368       983,923      91,880     2,976,912
   Fiserv, Inc.                   ++(b)**                                       2,383       126,704       2,383       126,704
   Garnet, Inc.                                                                   362         9,133         362         9,133
   Global Payments, Inc.                                                          879        33,384         879        33,384
   MPS Group, Inc.                ++(b)**                                       2,539        34,759       2,539        34,759
   SRA International, Inc.
      Class A                     ++(a)**++(b)**        471        11,506       1,754        42,850       2,225        54,356
   Western Union Co. (The)                                                      4,963       104,471       4,963       104,471
                                                             ------------              ------------              ------------
                                                                6,937,901                 3,812,683                10,750,584
                                                             ------------              ------------              ------------

   LEISURE EQUIPMENT & PRODUCTS
      (0.9%)
   Brunswick Corp.                                                              3,675       120,393       3,675       120,393
   Eastman Kodak Co.              ++(a)**            39,682       988,479      14,033       349,562      53,715     1,338,041
   Hasbro, Inc.                                      23,195       733,194       8,196       259,076      31,391       992,270
   Mattel, Inc.                                      54,589     1,544,869      19,263       545,143      73,852     2,090,012
                                                             ------------              ------------              ------------
                                                                3,266,542                 1,274,174                 4,540,716
                                                             ------------              ------------              ------------

   LIFE SCIENCES TOOLS & SERVICES
      (0.1%)
   Invitrogen Corp.               ++(b)**                                       1,487        97,354       1,487        97,354
   Thermo Fisher Scientific, Inc. ++(b)**                                       3,885       202,253       3,885       202,253
                                                                                       ------------              ------------
                                                                                            299,607                   299,607
                                                                                       ------------              ------------

   MACHINERY (1.5%)
   AGCO Corp.                     ++(b)**             9,198       383,833       4,545       189,663      13,743       573,496
   Caterpillar, Inc.                                  4,283       311,031      10,686       776,017      14,969     1,087,048
   Cummins, Inc.                                     14,853     1,368,852       5,242       483,103      20,095     1,851,955
   Dover Corp.                                                                  1,240        59,669       1,240        59,669
   Eaton Corp.                                        5,576       497,435       6,509       580,668      12,085     1,078,103
   Illinois Tools Works                                                         1,884        96,668       1,884        96,668
   Ingersoll-Rand Co.                                                           1,864        83,228       1,864        83,228
   ITT Corp.                                                                    4,525       288,740       4,525       288,740
   Nordson Corp.                                                                  201         9,212         201         9,212
   Paccar, Inc.                                                                 8,195       688,216       8,195       688,216
   SPX Corp.                                                                    1,094        77,543       1,094        77,543
   Terex Corp.                    ++(b)**            11,907       926,960       4,420       344,097      16,327     1,271,057
                                                             ------------              ------------              ------------
                                                                3,488,111                 3,676,824                 7,164,935
                                                             ------------              ------------              ------------

   MEDIA (3.3%)
   Belo Corp. Class A                                 1,144        22,045       4,276        82,399       5,420       104,444
   CBS Corp. Class B                                 43,493     1,381,773      38,285     1,216,314      81,778     2,598,087
   Clear Channel Communications,
      Inc.                                           10,074       356,922       8,338       295,415      18,412       652,337
   Comcast Corp. Class A          ++(b)**             1,963        52,334      10,274       273,905      12,237       326,239
   DIRECTV Group, Inc. (The)      ++(b)**            63,286     1,508,738      38,844       926,041     102,130     2,434,779
   Entercom Communications Corp.                                                  691        19,168         691        19,168
   Gannett Co., Inc.                                                           11,707       668,001      11,707       668,001
   Harte-Hanks, Inc.                                                            1,244        32,468       1,244        32,468
   John Wiley & Sons, Inc.
      Class A                                                                   2,210        82,765       2,210        82,765
   Lee Enterprises, Inc.                                603        15,787       2,249        58,879       2,852        74,666
   McGraw-Hill Cos., Inc. (The)                      18,317     1,200,313      15,394     1,008,769      33,711     2,209,082
   Media General, Inc.                                                            255         9,369         255         9,369
   Meredith Corp.                                                                 801        46,394         801        46,394
   Omnicom Group, Inc.                               19,590     2,051,269       8,497       889,721      28,087     2,940,990
   Scholastic Corp.               ++(b)**                                         153         4,723         153         4,723
   Time Warner, Inc.                                  1,566        32,307      17,786       366,925      19,352       399,232
   Tribune Co.                                          870        28,536       3,346       109,749       4,216       138,285
   Valassis Communications, Inc.  ++(b)**                                         574        10,998         574        10,998
   Viacom, Inc. Class B           ++(b)**            20,993       865,961      17,202       709,583      38,195     1,575,544
   Walt Disney Co. (The)                                                       49,116     1,718,078      49,116     1,718,078
   Westwood One, Inc.                                                             832         5,666         832         5,666
                                                             ------------              ------------              ------------
                                                                7,515,985                 8,535,330                16,051,315
                                                             ------------              ------------              ------------

   METALS & MINING (1.5%)
   Allegheny Technologies, Inc.                                                   404        44,270         404        44,270
   Commercial Metals Co.                                                          607        20,353         607        20,353
   Freeport-McMoRan Copper &
      Gold, Inc. Class B          ++(a)**            30,661     2,059,193      13,722       921,570      44,383     2,980,763
   Nucor Corp.                                       17,759     1,126,986      15,077       956,786      32,836     2,083,772
   Steel Dynamics, Inc.                                                         2,185        96,817       2,185        96,817
   United States Steel Corp.                         13,567     1,377,593       5,884       597,461      19,451     1,975,054
                                                             ------------              ------------              ------------
                                                                4,563,772                 2,637,257                 7,201,029
                                                             ------------              ------------              ------------

   MULTILINE RETAIL (2.2%)
   Big Lots, Inc.                 ++(b)**            15,108       486,478       5,324       171,433      20,432       657,911
   Dillards, Inc. Class A                                                         371        12,848         371        12,848
   Dollar General Corp.                               3,188        68,064       2,491        53,183       5,679       121,247
   Dollar Tree Stores, Inc.       ++(b)**             5,247       206,312       5,091       200,178      10,338       406,490
   Family Dollar Stores, Inc.                                                   5,857       186,487       5,857       186,487
   Federated Department Stores,
      Inc.                                           49,348     2,167,364      26,027     1,143,106      75,375     3,310,470
   J.C. Penny Co., Inc.                                                         1,336       105,664       1,336       105,664
   Kohl's Corp.                   ++(b)**            29,706     2,199,432      16,351     1,210,628      46,057     3,410,060
   Nordstrom, Inc.                                   32,243     1,770,786      11,406       626,418      43,649     2,397,204
   Saks, Inc.                     ++(a)**            10,641       222,823       6,934       145,198      17,575       368,021
                                                             ------------              ------------              ------------
                                                                7,121,259                 3,855,143                10,976,402
                                                             ------------              ------------              ------------

   MULTI-UTILITIES (0.1%)
   KeySpan Corp.                                      3,230       133,754       2,784       115,285       6,014       249,039
   NiSource, Inc.                                                               6,777       166,646       6,777       166,646
   NSTAR                                              1,398        50,188         689        24,735       2,087        74,923
   OGE Energy Corp.                                     252         9,687       1,678        64,502       1,930        74,189
                                                             ------------              ------------              ------------
                                                                  193,629                   371,168                   564,797
                                                             ------------              ------------              ------------

   OFFICE ELECTRONICS (0.2%)
   Xerox Corp.                    ++(b)**            14,793       273,670      41,016       758,796      55,809     1,032,466
                                                             ------------              ------------              ------------

   OIL, GAS & CONSUMABLE FUELS
      (9.8%)
*  Chevron Corp.                                     61,887     4,814,190      53,665     4,174,600     115,552     8,988,790
   ConocoPhillips                                    30,613     2,123,012      26,668     1,849,426      57,281     3,972,438
*  ExxonMobil Corp.                                 139,495    11,073,113     111,352     8,839,122     250,847    19,912,235
   Kinder Morgan, Inc.            ++(a)**             1,072       114,232         830        88,445       1,902       202,677
   Marathon Oil Corp.                                25,109     2,549,819      17,510     1,778,141      42,619     4,327,960
   Noble Energy, Inc.                                 9,824       577,749       8,643       508,295      18,467     1,086,044
   Occidental Petroleum Corp.                        25,455     1,290,568      30,712     1,557,098      56,167     2,847,666
   Overseas Shipholding Group,
      Inc.                                            2,987       211,480       1,437       101,740       4,424       313,220
   Plains Exploration &
      Production Co.              ++(b)**             3,825       179,737       2,696       126,685       6,521       306,422
   Pogo Producing Co.             ++(a)**                                         423        20,414         423        20,414
   Spectra Energy Corp.                               8,692       226,861       3,816        99,598      12,508       326,459
   Sunoco, Inc.                                       4,152       313,601       1,516       114,503       5,668       428,104
   Valero Energy Corp.                               40,903     2,872,618      30,073     2,112,027      70,976     4,984,645
                                                             ------------              ------------              ------------
                                                               26,346,980                21,370,094                47,717,074
                                                             ------------              ------------              ------------

   PAPER & FOREST PRODUCTS (0.1%)
   Abitibi-Consolidated, Inc.                        36,260        95,364      33,767        88,807      70,027       184,171
   Louisiana-Pacific Corp.                                                      1,264        24,913       1,264        24,913
   Weyerhaeuser Co.                                                             4,057       321,396       4,057       321,396
                                                             ------------              ------------              ------------
                                                                   95,364                   435,116                   530,480
                                                             ------------              ------------              ------------
   PERSONAL PRODUCTS (0.1%)
   Alberto-Culver Co.                                 7,090       172,216       4,016        97,549      11,106       269,765
   Avon Products, Inc.                                                          5,520       219,696       5,520       219,696
   Estee Lauder Cos., Inc. (The)
      Class A                                                                   3,604       185,318       3,604       185,318
                                                             ------------              ------------              ------------
                                                                  172,216                   502,563                   674,779
                                                             ------------              ------------              ------------
   PHARMACEUTICALS (4.7%)
   Abbott Laboratories                                  360        20,383         261        14,778         621        35,161
   Barr Pharmaceuticals, Inc.     ++(b)**             7,229       349,594       2,814       136,085      10,043       485,679
   Forest Laboratories, Inc.      ++(b)**            33,263     1,769,924      15,442       821,669      48,705     2,591,593
   Johnson & Johnson                                 32,030     2,056,967      25,565     1,641,784      57,595     3,698,751
   King Pharmaceuticals, Inc.     ++(b)**            33,419       683,419      11,815       241,617      45,234       925,036
   Merck & Co., Inc.                                 44,295     2,278,535      51,562     2,652,349      95,857     4,930,884
   Mylan Laboratories, Inc.                           6,996       153,422       5,367       117,698      12,363       271,120
   Par Pharmaceutical Cos., Inc.                                                  224         6,032         224         6,032
*  Pfizer, Inc.                                     192,994     5,106,621      56,929     4,073,411     249,923     9,180,032
   Schering-Plough Corp.                                                       13,085       415,187      13,085       415,187
   Watson Pharmaceuticals, Inc.   ++(b)**            13,951       380,862       4,986       136,118      18,937       516,980
                                                             ------------              ------------              ------------
                                                               12,799,727                10,256,728                23,056,455
                                                             ------------              ------------              ------------

   REAL ESTATE INVESTMENT TRUSTS
      (0.2%)
   Apartment Investment &
      Management Co. Class A                          4,719       260,961       4,254       235,246       8,973       496,207
   Boston Properties, Inc.                                                      1,498       176,105       1,498       176,105
   Cousins Properties, Inc.                             510        17,121         227         7,620         737        24,741
   Highwood Properties, Inc.      ++(a)**                                         364        14,844         364        14,844
   Macerich Co. (The)                                                             466        44,326         466        44,326
   Plum Creek Timber Co., Inc.                                                    913        36,246         913        36,246
   Potlatch Corp.                                       520        22,563       1,681        72,939       2,201        95,502
   Regency Centers Corp.                                                          446        36,750         446        36,750
   Simon Property Group, Inc.                                                   1,423       164,043       1,423       164,043
                                                             ------------              ------------              ------------
                                                                  300,645                   788,119                 1,088,764
                                                             ------------              ------------              ------------

   ROAD & RAIL (0.1%)
   Avis Budget Group, Inc.        ++(b)**            10,229       287,742       5,040       141,775      15,269       429,517
   Con-way, Inc,                                                                1,154        63,043       1,154        63,043
   YRC Worldwide, Inc.            ++(b)**             1,676        66,688       2,858       113,720       4,534       180,408
                                                             ------------              ------------              ------------
                                                                  354,430                   318,538                   672,968
                                                             ------------              ------------              ------------

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT (1.8%)
   Altera Corp.                   ++(b)**                                       6,853       154,467       6,853       154,467
   Analog Devices, Inc.                                                         2,217        85,621       2,217        85,621
   Applied Materials, Inc.                          118,786     2,283,067      69,389     1,333,657     188,175     3,616,724
   Atmel Corp.                    ++(b)**            10,954        58,275      16,655        88,605      27,609       146,880
   Intel Corp.                                       34,268       736,762      27,318       587,337      61,586     1,324,099
   Intersol Corp.                                                               5,055       150,588       5,055       150,588
   Lam Research Corp.             ++(a)**++(b)**                                5,344       287,400       5,344       287,400
   Linear Technology Corp.        ++(a)**                                       1,936        72,445       1,936        72,445
   LSI Corp.                                                                    5,026        42,721       5,026        42,721
   Micrel, Inc.                                                                   285         3,577         285         3,577
   National Semiconductor Corp.                      30,348       798,152      14,446       379,930      44,794     1,178,082
   Novellus Systems, Inc.         ++(b)**            15,368       497,462       5,392       174,539      20,760       672,001
   NVIDIA Corp.                   ++(b)**                                       7,202       236,874       7,202       236,874
   Semtech Corp.                                                                  371         5,350         371         5,350
   Teradyne, Inc.                 ++(a)**++(b)**     22,442       391,613       7,945       138,640      30,387       530,253
   Xilinx, Inc.                   ++(a)**             6,139       180,978      11,005       324,427      17,144       505,405
                                                             ------------              ------------              ------------
                                                                4,946,309                 4,066,178                 9,012,487
                                                             ------------              ------------              ------------

   SOFTWARE (3.5%)
   Adobe Systems, Inc.                                                          3,742       155,518       3,742       155,518
   BMC Software, Inc.             ++(b)**            29,107       942,194      10,307       333,638      39,414     1,275,832
   CA, Inc.                                          36,483       994,527      20,304       553,487      56,787     1,548,014
   Cadence Design Systems, Inc.   ++(b)**             6,879       152,714      13,908       308,758      20,787       461,472
   Compuware Corp.                ++(b)**            40,320       397,958      16,157       159,470      56,477       557,428
   Fair Isaac Corp.               ++(a)**                                       2,855       101,952       2,855       101,952
   Intuit, Inc.                   ++(b)**             4,680       133,146      11,214       319,038      15,894       452,184
   McAfee, Inc.                   ++(b)**             4,337       140,909       6,239       202,705      10,576       343,614
   Mentor Graphics Corp.          ++(b)**                                       1,579        25,548       1,579        25,548
*  Microsoft Corp.                                  160,530     4,806,268     126,036     3,773,518     286,566     8,579,786
   Novell, Inc.                   ++(b)**            24,308       177,448      12,694        92,666      37,002       270,114
   Sybase, Inc.                   ++(b)**             7,441       179,998       4,525       109,460      11,966       289,458
   Symantec Corp.                 ++(b)**            99,067     1,743,579      40,884       719,558     139,951     2,463,137
   Synopsys, Inc.                 ++(b)**             5,541       153,264       6,249       172,847      11,790       326,111
   Wind River Systems, Inc.                                                       394         3,873         394         3,873
                                                             ------------              ------------              ------------
                                                                9,822,005                 7,032,036                16,854,041
                                                             ------------              ------------              ------------

   SPECIALTY RETAIL (2.2%)
   Aeropostale, Inc.              ++(b)**             4,079       167,851       2,674       110,035       6,753       277,886
   American Eagle Outfitters,
      Inc.                                           20,226       596,060       9,991       294,435      30,217       890,495
   AnnTaylor Stores Corp.         ++(b)**             4,588       176,546       3,067       118,018       7,655       294,564
   AutoNation, Inc.               ++(b)**             1,180        24,119       4,071        83,211       5,251       107,330
   AutoZone, Inc.                 ++(b)**             7,110       945,914       2,509       333,797       9,619     1,279,711
   Barnes & Noble, Inc.                               1,863        73,644       1,987        78,546       3,850       152,190
   Charming Shoppes, Inc.         ++(b)**                                       5,346        66,825       5,346        66,825
   Circuit City Stores, Inc.                         17,107       298,517       6,902       120,440      24,009       418,957
   Claire's Stores, Inc.                                                        1,261        41,071       1,261        41,071
   GameStop Corp. Class A         ++(b)**             3,706       122,928       1,625        53,901       5,331       176,829
   Gap, Inc. (The)                                   71,311     1,280,032      26,307       472,211      97,618     1,752,243
   Office Depot, Inc.             ++(b)**            13,951       469,033       7,049       236,987      21,000       706,020
   OfficeMax, Inc.                                    2,460       121,081       3,283       161,589       5,743       282,670
   Pacific Sunwear of California,
      Inc.                        ++(b)**                                       1,368        28,632       1,368        28,632
   Payless ShoeSource, Inc.       ++(b)**             5,739       183,074       3,258       103,930       8,997       287,004
   RadioShack Corp.               ++(a)**            18,609       540,964       6,574       191,106      25,183       732,070
   Ross Stores, Inc.                                  5,158       170,988       6,078       201,486      11,236       372,474
   Sherwin-Williams Co. (The)                        12,063       769,257       4,915       313,430      16,978     1,082,687

   TJX Cos., Inc. (The)                              41,186     1,148,678      22,838       636,952      64,024     1,785,630
                                                             ------------              ------------              ------------
                                                                7,088,686                 3,646,602                10,735,288
                                                             ------------              ------------              ------------

   TEXTILES, APPAREL & LUXURY
      GOODS (0.5%)
   Hanes Brands, Inc.                                                           1,035        27,521       1,035        27,521
   Jones Apparel Group, Inc.                         15,606       521,084       5,522       184,380      21,128       705,464
   Liz Claiborne, Inc.                                                            628        28,084         628        28,084
   NIKE, Inc. Class B                                10,152       546,787       6,477       348,851      16,629       895,638
   Phillips-Van Heusen Corp.                          1,358        75,912         596        33,316       1,954       109,228
   Polo Ralph Lauren Corp.        ++(a)**             5,636       519,132       3,043       280,291       8,679       799,423
                                                             ------------              ------------              ------------
                                                                1,662,915                   902,443                 2,565,358
                                                             ------------              ------------              ------------

   THRIFTS & MORTGAGE FINANCE
      (0.5%)
   Fannie Mae                                                                   8,437       497,108       8,437       497,108
   First Niagara Financial Group,
      Inc.                                            3,438        46,757       3,438        46,757
   Freddie Mac                                        5,749       372,420       4,715       305,438      10,464       677,858
   MGIC Investment Corp.          ++(a)**                                         509        31,359         509        31,359
   PMI Group, Inc. (The)                                                        1,097        53,172       1,097        53,172
   Radian Group, Inc.                                 9,097       528,627       5,365       311,760      14,462       840,387
   Washington Mutual, Inc.        ++(a)**                                       6,098       255,994       6,098       255,994
                                                             ------------              ------------              ------------
                                                                  901,047                 1,501,588                 2,402,635
                                                             ------------              ------------              ------------

   TOBACCO (1.6%)
   Altria Group, Inc.                                47,091     3,245,512      50,128     3,454,822      97,219     6,700,334
   Reynolds American, Inc.        ++(a)**                                       2,397       154,031       2,397       154,031
   Universal Corp.                                    2,616       163,971       5,950       337,246       8,566       501,217
   UST, Inc.                                          3,982       225,700       1,292        80,983       5,274       306,683
                                                             ------------              ------------              ------------
                                                                3,635,183                 4,027,082                 7,662,265
                                                             ------------              ------------              ------------

   TRADING COMPANIES &
      DISTRIBUTORS (0.0%)         ##
   United Rentals, Inc.           ++(b)**                                         937        31,390         937        31,390
                                                                                       ------------              ------------

   WIRELESS TELECOMMUNICATION
      SERVICES (0.6%)
   ALLTEL Corp.                                      12,607       790,333       6,997       438,642      19,604     1,228,975
   Sprint Nextel Corp.                               19,732       395,232      60,739     1,216,602      80,471     1,611,834
   Telephone & Data Systems, Inc.                                               1,406        80,072       1,406        80,072
                                                             ------------              ------------              ------------
                                                                1,185,565                 1,735,316                 2,920,881
                                                             ------------              ------------              ------------
   TOTAL COMMON STOCKS
      (Cost $426,250,514)                                     268,606,873               214,295,987               482,902,860
                                                             ------------              ------------              ------------

                                                   SHARES       VALUE        SHARES        VALUE         SHARES     VALUE
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   INVESTMENT COMPANY (1.0%)
   S&P 500 Index - SPDR Trust
      Series 1                    ++(a)**++(c)**     21,632     3,207,377      10,811     1,602,947      32,443     4,810,324
                                                             ------------              ------------              ------------
   Total Investment Company
      (Cost $4,750,450)                                         3,207,377                 1,602,947                 4,810,324
                                                             ------------              ------------              ------------

                                                  PRINCIPAL                PRINCIPAL                 PRINCIPAL
                                                   AMOUNT        VALUE       AMOUNT       VALUE        AMOUNT        VALUE
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   SHORT-TERM INVESTMENTS (3.8%)
   COMMERCIAL PAPER (0.7%)
   Commonwealth Bank of Australia
      (Delaware) Finance, Inc.
      5.273%, due 5/23/07         ++(d)**        $  325,279       325,279  $                          $ 325,279       325,279
   Compass Securitization
      5.292%, due 5/23/07         ++(d)**           187,053       187,053                               187,053       187,053
      5.294%, due 5/31/07         ++(d)**           184,556       184,556                               184,556       184,556
   Den Danske Bank
      5.276%, due 5/15/07         ++(d)**           434,668       434,668                               434,668       434,668
   Greyhawk Funding LLC
      5.30%, due 5/8/07           ++(d)**           315,348       315,348      46,700        46,700     362,048       362,048
   Jupiter Securitization Corp.
      5.281%, due 5/22/07         ++(d)**           124,365       124,365                               124,365       124,365
      5.289%, due 5/4/07          ++(d)**            55,016        55,016                                55,016        55,016
   Kitty Hawk Funding Corp.
      5.292%, due 5/15/07         ++(d)**           220,062       220,062                               220,062       220,062
   Old Line Funding LLC
      5.293%, due 5/16/07         ++(d)**           220,062       220,062                               220,062       220,062
   Park Avenue Receivables Corp.
      5.268%, due 5/1/07          ++(d)**           208,175       208,175     752,379       752,379     960,554       960,554
   Ranger Funding
      5.293%, due 5/22/07         ++(d)**           165,047       165,047                               165,047       165,047
   Yorktown Capital LLC
      5.282%, due 5/31/07         ++(d)**           220,062       220,062                               220,062       220,062
                                                             ------------              ------------              ------------
   Total Commercial Paper
      (Cost $3,458,772)                                         2,659,693                   799,079                 3,458,772
                                                             ------------              ------------              ------------

                                                   SHARES        VALUE       SHARES        VALUE        SHARES       VALUE
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   INVESTMENT COMPANY (0.7%)
   BGI Institutional Money Market
      Fund                        ++(d)**         1,012,162     1,012,162   2,429,529     2,429,529   3,441,691     3,441,691
                                                             ------------              ------------              ------------
   Total Investment Company
      (Cost $3,441,691)                                         1,012,162                 2,429,529                 3,441,691
                                                             ------------              ------------              ------------

                                                  PRINCIPAL                PRINCIPAL                 PRINCIPAL
                                                   AMOUNT        VALUE       AMOUNT        VALUE       AMOUNT        VALUE
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   REPURCHASE AGREEMENT (1.0%)
   Morgan Stanley & Co. 5.42%,
   dated 4/30/07 due 5/1/07
   Proceeds at Maturity
   $4,746,055 (Collateralized
   by various Corporate Bonds and
   a U.S. Treasury Note, with
   rates between 0.00%-8.38% and
   maturity dates between
   8/1/07-2/15/99, with a
   Principal Amount of $7,525,658
   and a Market Value of
   $4,958,998)                    ++(d)**         $ 231,065       231,065  $4,514,275     4,514,275  $4,745,340     4,745,340
                                                             ------------              ------------              ------------
   Total Repurchase Agreement

      (Cost $4,745,340)                                           231,065                 4,514,275                 4,745,340
                                                             ------------              ------------              ------------

   TIME DEPOSITS (1.4%)
   Abbey National PLC
      5.30%, due 5/7/07           ++(d)**           440,124       440,124                               440,124       440,124
   Bank of America Corp.
      5.27%, due 5/18/07          ++(d)**++(e)**    605,171       605,171                               605,171       605,171
   Bank of Nova Scotia
      5.28%, due 5/17/07          ++(d)**           385,109       385,109                               385,109       385,109
   Calyon
      5.31%, due 5/1/07           ++(d)**         1,276,360     1,276,360     376,190       376,190   1,652,550     1,652,550
   Deutsche Bank AG
      5.28%, due 5/15/07          ++(d)**           440,124       440,124                               440,124       440,124
   KBC Bank N.V.
      5.28%, due 6/5/07           ++(d)**           495,140       495,140                               495,140       495,140
   Rabobank Nederland
      5.265%, due 5/3/07          ++(d)**           385,109       385,109                               385,109       385,109
   Royal Bank of Scotland
      5.285%, due 5/8/07          ++(d)**           550,155       550,155                               550,155       550,155
   Skandinaviska Enskilda Banken
      AB
      5.29%, due 5/31/07          ++(d)**           440,124       440,124                               440,124       440,124
   Societe Generale North
      America, Inc.
      5.29%, due 6/15/07          ++(d)**           440,124       440,124                               440,124       440,124
   Toronto Dominion Bank
      5.28%, due 5/11/07          ++(d)**           715,202       715,202                               715,202       715,202
   UBS AG
      5.27%, due 5/4/07           ++(d)**           495,140       495,140                               495,140       495,140
                                                             ------------              ------------              ------------
   Total Time Deposits
      (Cost $7,044,072)                                         6,667,882                   376,190                 7,044,072
                                                             ------------              ------------              ------------
   Total Short-Term Investments
      (Cost $18,689,875)                                       10,570,802                 8,119,073                18,689,875
                                                             ------------              ------------              ------------
   Total Investments
      (Cost $449,690,839)         ++(f)**             103.8%  282,385,052       103.7%  224,018,007       103.8%  506,403,059++(g)**
   Liabilities in Excess of
      Cash and Other Assets                            (3.8)  (10,420,015)       (3.7)   (8,020,625)       (3.8)  (18,440,640)
                                                 ----------  ------------  ----------  ------------  ----------  ------------
   Net Assets                                         100.0% $271,965,037       100.0% $215,997,382       100.0% $487,962,419
                                                 ==========  ============  ==========  ============  ==========  ============

+    Percentages indicated are based on Fund net assets.

##   Less than one tenth of a percent.

* Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

++(a)++ Represents a security, or a portion thereof, which is out on loan.

++(b)++ Non- Income producing security.

++(c)++ Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

++(d)++ Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

++(e)++ Floating rate. Rate shown is the rate in effect at April 30, 2007.

++(f)++ The cost for federal Income tax purposes is $451,163,879.

++(g)++ At April 30, 2007 net unrealized appreciation was $55,239,180, based on cost for federal Income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $59,666,134 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,426,954.

REORGANIZATION BETWEEN MAINSTAY COMMON STOCK FUND AND
MCMORGAN EQUITY INVESTMENT FUND

                                                           MAINSTAY COMMON   MCMORGAN EQUITY
                                                              STOCK FUND     INVESTMENT FUND    ADJUSTMENTS         PRO FORMA FUND
                                                           ---------------   ---------------   -------------        --------------
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
   AS OF APRIL 30, 2007 UNAUDITED
ASSETS:
Investment in securities, at value                         $282,385,052(a)   $224,018,007(b)   $          --        $506,403,059(c)
Cash                                                            972,404           209,988                 --           1,182,392
Receivables:
   Fund shares sold                                             265,341            25,504                 --             290,845
   Dividends and interest                                       210,256           185,538                 --             395,794
   Investment securities sold                                    37,221            13,056                 --              50,277
Other assets                                                     34,045            41,936                 --              75,981
                                                           ------------      ------------      -------------        ------------
   Total assets                                             283,904,319       224,494,029                 --         508,398,348
                                                           ------------      ------------      -------------        ------------

LIABILITIES:
Securities lending collateral                                10,570,802         8,119,073                 --          18,689,875
Payables:
   Fund shares redeemed                                         480,913           151,257                 --             632,170
   Investment securities purchased                              472,558            70,438                 --             542,996
   Transfer agent                                               172,425            18,876                 --             191,301
   Manager                                                      113,168           100,538                 --             213,706
   Shareholder communication                                     50,645             4,727                 --              55,372
   NYLIFE Distributors                                           43,942             3,000                 --              46,942
   Professional fees                                             25,441             8,083                 --              33,524
   Trustees                                                       1,884             1,717                 --               3,601
   Custodian                                                      1,471             7,318                 --               8,789
Accrued expenses                                                  6,033             2,075                 --               8,108
Administrative                                                       --             9,545                 --               9,545
                                                           ------------      ------------      -------------        ------------
   Total liabilities                                         11,939,282         8,496,647                 --          20,435,929
                                                           ------------      ------------      -------------        ------------
Net assets                                                 $271,965,037      $215,997,382                 --        $487,962,419
                                                           ============      ============      =============        ============

COMPOSITION OF NET ASSETS:
Share of beneficial interest outstanding (par value of
   $.01 per share) unlimited
number of shares authorized:
   Class A                                                 $     27,273      $         --      $          --        $     27,273
   Class B                                                       25,941                --                 --              25,941
   Class C                                                        2,439                --                 --               2,439
   Class I                                                      121,085                --           138,925 (e)          260,010
Additional paid-in capital                                  234,811,218       194,628,639          (138,925)(d)      429,300,932
Accumulated undistributed net investment income                 792,366           133,893                 --             926,259
Accumulated undistributed net realized gain on
   investments                                                7,493,038        (6,785,693)                --             707,345
Net unrealized appreciation on investments                   28,691,677        28,020,543                 --          56,712,220
                                                           ------------      ------------      -------------        ------------
Net assets                                                 $271,965,037      $215,997,382      $          --        $487,962,419
                                                           ============      ============      =============        ============

CLASS A
Net assets applicable to outstanding shares                $ 42,323,585      $         --      $          --        $ 42,323,585
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                     2,727,255                --                 --           2,727,255
                                                           ============      ============      =============        ============
Net asset value per share outstanding                      $      15.52      $         --      $          --             $ 15.52
Maximum sales charge (5.50% of offering price)                     0.90                --                 --                0.90
                                                           ------------      ------------      -------------        ------------
Maximum offering price per share outstanding               $      16.42      $         --      $          --             $ 16.42
                                                           ============      ============      =============        ============

CLASS B
Net assets applicable to outstanding shares                $ 37,826,313      $         --      $          --        $ 37,826,313
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                     2,594,097                --                 --           2,594,097
                                                           ============      ============      =============        ============
Net asset value and offering price per share outstanding   $      14.58      $         --      $          --             $ 14.58
                                                           ============      ============      =============        ============

CLASS C
Net assets applicable to outstanding shares                $  3,555,413      $         --      $          --        $  3,555,413
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                       243,938                --                 --             243,938
                                                           ============      ============      =============        ============
Net asset value and offering price per share outstanding   $      14.58      $         --      $          --             $ 14.58
                                                           ============      ============      =============        ============

CLASS I
Net assets applicable to outstanding shares                $188,259,726      $         --      $ 215,997,382        $404,257,108
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                    12,108,479                --         13,892,472(d)(e)    26,000,951
                                                           ============      ============      =============        ============
Net asset value and offering price per share outstanding   $      15.55      $         --      $       15.55             $ 15.55
                                                           ============      ============      =============        ============

CLASS MCMORGAN
Net assets applicable to outstanding shares                $         --      $201,784,162      $(201,784,162)(e)    $         --
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                            --         7,300,290         (7,300,290)(e)              --
                                                           ============      ============      =============        ============
Net asset value and offering price per share outstanding   $         --      $      27.64      $      (27.64)(e)    $         --
                                                           ============      ============      =============        ============

CLASS Z
Net assets applicable to outstanding shares                $         --      $ 14,213,220      $ (14,213,220)(e)    $         --
                                                           ============      ============      =============        ============
Shares of beneficial interest outstanding                            --           514,727           (514,727)(e)              --
                                                           ============      ============      =============        ============
Net asset value and offering price per share outstanding   $         --      $      27.61      $      (27.61)(e)    $         --
                                                           ============      ============      =============        ============

(a) Identified cost $253,693,375 including $10,162,180 market value of securities loaned.

(b) Identified cost $195,997,464 including $7,759,002 market value of securities loaned.

(c) Identified cost $449,690,839 including $17,921,182 market value of securities loaned.

(d) Reflects share adjustments, net of retired shares of McMorgan Equity Investment Fund. (Calculation: Net Assets/NAV per share)

(e) Reflects adjustments that holders of Class McMorgan and Class Z shares of the Acquired Fund will receive Class I shares of the Acquiring Fund. The Acquiring Fund does not offer Class McMorgan or Class Z shares.

                                                           MAINSTAY COMMON   MCMORGAN EQUITY
                                                              STOCK FUND     INVESTMENT FUND    ADJUSTMENTS         PRO FORMA FUND
                                                           ---------------   ---------------   -------------        --------------
PRO FORMA COMBINED STATEMENT OF OPERATIONS AS OF
   APRIL 30, 2007
INVESTMENT INCOME:
INCOME:
   Dividends                                               $  4,026,427      $  3,455,148      $          --         $ 7,481,575
   Interest                                                      45,573             9,285                 --              54,858
   Income from securities loaned - net                           22,408            23,297                 --              45,705
                                                           ------------      ------------      -------------        ------------
      Total income                                            4,094,408         3,487,730                 --           7,582,138
                                                           ------------      ------------      -------------        ------------

EXPENSES:
   Manager                                                    1,602,975           900,528            414,083 (a)       2,917,586
   Administration fees                                               --           104,668           (104,668)(b)              --
   Transfer agent - Classes A, B and C                          394,512                --                 --             394,512
   Transfer agent - Class I                                     120,966            68,302            (47,158)(c)         142,110
   Distribution - Class B                                       288,766                --                 --             288,766
   Distribution - Class C                                        23,553                --                 --              23,553
   Distribution - Class Z                                            --            33,558            (33,558)(c)              --
   Distribution/Service - Class A                                96,757                --                 --              96,757
   Service - Class B                                             96,255                --                 --              96,255
   Service - Class C                                              7,851                --                 --               7,851
   Professional fees                                             58,421            80,730            (44,696)(b)          94,455
   Registration                                                  35,419            27,645                 --              63,064
   Shareholder communication                                    125,904            20,958                 --             146,862
   Recordkeeping                                                 49,567            64,090            (30,297)(b)          83,360
   Custodian                                                     43,994            35,245                 --              79,239
   Trustees                                                      11,576            28,523            (16,084)(b)          24,015
   Miscellaneous                                                  8,126            31,399            (18,628)(b)          20,897
                                                           ------------      ------------      -------------        ------------
      Total expenses before waiver                            2,964,642         1,395,646            118,994           4,479,282
                                                           ------------      ------------      -------------        ------------
   Expense waiver/recoupment from Manager                      (658,740)            6,862           (384,580)(a)      (1,036,458)
                                                           ------------      ------------      -------------        ------------
      Net expenses                                            2,305,902         1,402,508           (265,586)          3,442,824
                                                           ------------      ------------      -------------        ------------
Net investment income                                         1,788,506         2,085,222            265,586           4,139,314
                                                           ============      ============      =============        ============

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                             17,629,408        11,414,601                 --          29,044,009
Net change in unrealized appreciation on investments         14,488,111        14,957,739                 --          29,445,850
                                                           ------------      ------------      -------------        ------------
Net realized and unrealized gain on investments              32,117,519        26,372,340                 --          58,489,859
                                                           ------------      ------------      -------------        ------------
Net increase in net assets resulting from operations       $ 33,906,025      $ 28,457,562      $     265,586        $ 62,629,173
                                                           ============      ============      =============        ============

(a)  Reflects adjustment in expenses due to an increase in management fees.

(b) Reflects adjustment in expenses based on NYLIM's 2007 acquisition of McMorgan Equity Investment Fund and an overall change in expenses.

(c) Reflects adjustment in expenses based on NYLIM's 2007 acquisition of McMorgan Equity Investment Fund, as well as the application of a new cost structure for transfer agenct fees implemented in 2007. This would have been the estimated transfer agency costs incurred had the new cost structure been applied in 2007, using reasonable assumptions.

REORGANIZATION BETWEEN MCMORGAN EQUITY INVESTMENT FUND AND MAINSTAY COMMON STOCK FUND
PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
AT APRIL 30, 2007 (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

At meetings on June 6, 2007 and June 7, 2007, the Board of Trustees of the McMorgan Funds and the Board of Trustees of the MainStay Group of Funds (the "Trust"), approved the combination whereby, subject to the approval of the shareholders of McMorgan Equity Investment Fund ("Equity Investment Fund"), MainStay Common Stock Fund ("Common Stock Fund"), a series of the Trust, will acquire all of the assets of Equity Investment Fund, a series of the McMorgan Funds, and assume all of the known liabilities of such Fund, in exchange for a number of Class I shares of Common Stock Fund equal in value to the net assets of the Equity Investment Fund (the "Reorganization").

The accounting survivor in the Reorganization will be the Common Stock Fund. This is because, following the Reorganization, the surviving Fund will have the same investment objectives, policies and restrictions as the Common Stock Fund.

The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2007. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Common Stock Fund and Equity Investment Fund at April 30, 2007. The unaudited pro forma statement of operations reflects the results of operations of Common Stock Fund and Equity Investment Fund for the year ended April 30, 2007. These statements have been derived from the Fund's respective books and records utilized in calculating daily net asset value at the date indicated above for Common Stock Fund and Equity Investment Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITIES VALUATION:

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's investment adviser or sub-adviser (if applicable), reflect the security's market value; a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2007 the Fund did not hold securities that were valued in such manner.

NOTE 3 - CAPITAL SHARES:

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Equity Investment Fund by Common Stock Fund as of April 30, 2007. The number of retired shares was calculated by dividing the net asset value of each Class of Equity Investment Fund by the respective Class net asset value per share of Common Stock Fund.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on April 30, 2007. Equity Investment Fund expenses were adjusted assuming Common Stock Fund's fee structure was in effect for the year ended April 30, 2007.

NOTE 5 - USE OF ESTIMATES:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6 - FEDERAL INCOME TAXES:

Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. By doing so, the Fund will be relieved from all or substantially all of federal and state income and excise taxes.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

     2. JOINT ACCOUNTS: Both parties must sign. The names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

     3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

FOR EXAMPLE:

REGISTRATION                                                     VALID
------------                                    ---------------------------------------
CORPORATE ACCOUNTS
(1)  ABC Corp................................   ABC Corp. John Doe, Treasurer
(2)  ABC Corp................................   John Doe
(3)  ABC Corp. c/o John Doe..................   John Doe
(4)  ABC Corp. Profit Sharing Plan...........   John Doe

PARTNERSHIP ACCOUNTS
(1)  The XYZ Partnership.....................   Jane B. Smith, Partner
(2)  Smith and Jones, Limited Partnership....   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1)  ABC Trust...............................   Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee u/t/d 12/28/78.....   Jane B. Doe, Trustee u/t/d/ 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Custodian
     f/b/o John B. Smith, Jr. UGMA/UTMA......   John B. Smith, Custodian f/b/o/ John
                                                B. Smith Jr., UGMA/UTMA
(2)  Estate of John B. Smith.................   John B. Smith, Jr.,
                                                Executor
                                                Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

     1. AUTHORIZE YOUR PROXY THROUGH THE INTERNET. Log onto the Internet site identified on your proxy card and follow the instructions on the website. In order to log on, you will need the control number found on your proxy card.

     2. AUTHORIZE YOUR PROXY BY TELEPHONE. Have your voting instruction card available. Call [1-800-317-8028] toll-free. Enter your 12-digit control number from your voting instruction card. Follow the simple instructions.

     3. VOTE BY MAIL. Complete, date and sign your proxy card and mail it in the enclosed postage-paid envelope.

     4.   VOTE IN PERSON AT THE SPECIAL MEETING.

                                   PROXY CARD

                                 MCMORGAN FUNDS

                     SPECIAL MEETING OF SHAREHOLDERS OF THE
                         MCMORGAN EQUITY INVESTMENT FUND

                         TO BE HELD ON NOVEMBER 20, 2007

     The undersigned shareholder of the McMorgan Equity Investment Fund (the "Fund"), a series of the McMorgan Funds (the "Trust"), hereby constitutes and appoints ________, ________, and ________, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special Meeting of Shareholders of the Fund, to be held at the offices of McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104, on Tuesday, November 20, 2007, at 10:00 a.m. Pacific Time, and at any adjournments or postponements of the Special Meeting with all the powers that the undersigned would possess if personally present, and designated on the reverse hereof.

     The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Fund and the Proxy Statement/Prospectus dated September 24, 2007.

     The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the proposals set forth on the proxy card and described in the Proxy Statement / Prospectus.

     The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

     THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST, WHICH RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

             (Continued and to be dated and signed on reverse side)

     Your proxy is important to assure a quorum at the Special Meeting of Shareholders of the Fund whether or not you plan to attend the Special Meeting in person. You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and vote in person.

     Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

                                                         FOR   AGAINST   ABSTAIN

1.   To approve an Agreement and Plan of                 [ ]     [ ]       [ ]
     Reorganization providing for (i) the acquisition of all of the assets and the assumption of the known liabilities of the Fund by the MainStay
     Common Stock Fund (the "MainStay Fund"), a series of The MainStay Funds, in exchange for Class I shares of the MainStay Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Fund, (ii) the distribution of such Class I shares to the shareholders of the Fund in exchange for the McMorgan Fund Class and Class Z shares of the
     Fund held by such shareholders, and (iii) the subsequent liquidation and dissolution of the Fund

[ ]  Please check this box if you plan to attend the Special Meeting

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX AS IN THIS EXAMPLE: [X]

Please mark, sign, date and return the Proxy Card promptly using the enclosed envelope.

                                        Date: ____________________________, 2007

                                           YOUR VOTE IS VERY IMPORTANT. PLEASE
                                               COMPLETE, SIGN AND RETURN
                                           THE ENCLOSED PROXY CARD PROMPTLY.


                                        ----------------------------------------
                                        Signature(s) of        (Sign in the Box)
                                        Shareholder(s)

                                        Please sign exactly as your name or
                                        names appear. When signing as attorney,
                                        executor, administrator, trustee or
                                        guardian, please give your full title as such.

                               THE MAINSTAY FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The Mainstay Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

               (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
               (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested

Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16.*

     (b) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 11.*

     (c) Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(b) to Post-Effective Amendment No. 23.*

     (d)  Form of Declaration of Trust as Amended and Restated December 31, 1994
          - Previously filed as Exhibit a(4) to Post-Effective Amendment No.
          53.*

     (e) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(e) to Post-Effective Amendment No. 28.*

     (f) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35.*

     (g) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(h) to Post-Effective Amendment No. 38.*

     (h) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as
          Exhibit 1(i) to Post-Effective Amendment No. 47.*

     (i) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(10) to Post-Effective Amendment No. 51.*

     (j) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51.*

     (k) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55.*

     (l) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund - Previously filed as Exhibit a(12) to Post-Effective Amendment No. 58.*

     (m) Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(13) to Post-Effective Amendment No. 65.*

     (n) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(14) to Post-Effective Amendment No. 65.*

     (o) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share - Previously filed as Exhibit a(15) to Post-Effective Amendment No. 65.*

     (p) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74.*

     (q) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 74.*

     (r) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 74.*

     (s) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit (a)(19) to Post-Effective Amendment No. 74.*

     (t) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit
          (a)(20) to Post-Effective Amendment No. 80.*

     (u) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share filed herewith.

(2) Amended and Restated By-Laws dated May 23, 2005 - Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 80.*

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization - Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated December 31, 1994 (See above).

(6) (a) Form of Amended and Restated Management Agreement between The MainStay Funds and New York Life Investment Management LLC filed herewith.

     (b) (1) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC - Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 80.*

          (2) Second Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and Markston International LLC - Previously filed as (d)(2)(b) to Post-Effective Amendment No. 80.*

          (3) Sub-Advisory Agreement between New York Life Investment Management LLC and Jennison Associates LLC - Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 80.*

          (4) Sub-Advisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. - Previously filed as Exhibit (d)(2)(d) to Post-Effective Amendment No. 80.*

          (5) Sub-Advisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC - Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 84.*

          (6) Form of Sub-Advisory Agreement between New York Life Investment Management LLC and McMorgan & Company LLC filed herewith.

(7) (a) Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 80.*

     (b)  Form of Soliciting Dealer Agreement - Previously filed as Exhibit
          (e)(2) to Post-Effective Amendment No. 80.*

(8)  Not applicable.

(9) (a) Custodian Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 80.*

     (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 84.*

     (c) Delegation Agreement with Investors Bank & Trust Company dated June 30, 2005 - Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 80.*

     (d) Amendment to Delegation Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 84.*

(10) (a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) - Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 80.*

     (b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) - Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 80.*

     (c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) -- Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 80.*

     (d) Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) - Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 80.*

     (e) Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) - Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 80.*

     (f) (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as Exhibit (n) to Post-Effective Amendment No. 84.

          (2) Form of Amendment to Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 to add new series - Filed herewith.

(11) Opinion and consent of counsel as to the legality of the shares being registered filed herewith.

(12) Opinion and consent of Sutherland Asbill & Brennan LLP regarding tax matters - to be filed by amendment.

(13) (a)  (1) Amended and Restated Transfer Agency and Service Agreement -
              Previously filed as Exhibit (h)(1)(a) to Post-Effective Amendment No. 80.*

          (2) Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(d) to Post-Effective Amendment No. 51.*

               (A) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h(I)(b)(i) to Post-Effective Amendment No. 54.*

     (b) Form of Guaranty Agreement - Equity Index Fund -- Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53.*

     (c) Amended and Restated Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 80.*

     (d) Amended and Restated Fund Accounting Agreement with New York Life Investment Management LLC - Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 80.*

     (e) Shareholder Services Plan (Class R1 shares) - Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80.*

     (f) Shareholder Services Plan (Class R2 shares) - Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80.*

     (g) Shareholder Services Plan (Class R3 shares) - Previously filed as Exhibit (h)(7) to Post-Effective Amendment No. 80.*

     (h) Expense Limitation Agreement - Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 84.*

     (i)  Amendment to Fund Accounting Agreement - Previously filed as Exhibit
          (h)(9) to Post-Effective Amendment No. 80.*

     (j)  Form of Indemnification Agreement - Previously filed as Exhibit
          (h)(10) to Post-Effective Amendment No. 80.*

     (k) Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(11) to Post-Effective Amendment No. 80.*

     (l) Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed as Exhibit (h)(12) to Post-Effective Amendment No. 84.*

(14) (a)  Consent of Registered Public Accounting Firm - Filed herewith.

     (b)  Consent of Registered Public Accounting Firm - Filed herewith.

(15) Not applicable.

(16) Powers of attorney filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Parsippany in the State of New Jersey, on the 10th day of August, 2007.

                                        THE MAINSTAY FUNDS


                                        By: /s/ Stephen P. Fisher
                                            ------------------------------------
                                        Name: Stephen P. Fisher
                                        Title: President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated on August 10, 2007:

SIGNATURE                               TITLE
---------                               -----


/s/ Susan B. Kerley*
-------------------------------------   Trustee
Susan B. Kerley


/s/ Alan R. Latshaw*
-------------------------------------   Trustee
Alan R. Latshaw


/s/ Peter Meenan*
-------------------------------------   Trustee
Peter Meenan


/s/ Brian A. Murdock*
-------------------------------------   Trustee and Chief Executive Officer
Brian A. Murdock


/s/ Richard H. Nolan, Jr.*
-------------------------------------   Trustee
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*
-------------------------------------   Trustee
Richard S. Trutanic

/s/ Roman L. Weil*
-------------------------------------   Trustee
Roman L. Weil


/s/ John A. Weisser*
-------------------------------------   Trustee
John A. Weisser


/s/ Jack Benintende
-------------------------------------   Treasurer and Principal Financial and
Jack Benintende                         Accounting Officer


*By: /s/ Marguerite E.H. Morrison
     --------------------------------
     Marguerite E.H. Morrison
     As Attorney-in-Fact*

*    PURSUANT TO POWERS OF ATTORNEY FILED HEREWITH.